UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04492

MFS SERIES TRUST X

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199-7618

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199-7618

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012*

*	This Form N-CSR pertains to the following series of the Registrant: MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Emerging Markets Equity Fund, MFS Global Bond Fund, MFS Growth Allocation Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International Value Fund and MFS Moderate Allocation Fund. The remaining series of the Registrant, MFS Emerging Markets Debt Fund and MFS Emerging Markets Debt Local Currency Fund, each has a fiscal year end of July 31.

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

November 30, 2012

MFS® EMERGING MARKETS EQUITY FUND

FEM-SEM

MFS® EMERGING MARKETS EQUITY FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Samsung Electronics Co. Ltd.	4.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.8%
Hon Hai Precision Industry Co. Ltd.	2.1%
China Construction Bank Corp.	1.8%
Kia Motors Corp.	1.8%
Naspers Ltd.	1.7%
China Unicom Hong Kong Ltd.	1.6%
Siliconware Precision Industries Co.	1.6%
Vale S.A., ADR	1.5%
Bank of China Ltd.	1.5%

Equity sectors
Financial Services	24.4%
Technology	14.6%
Retailing	11.3%
Utilities & Communications	9.1%
Energy	8.2%
Basic Materials	7.8%
Autos & Housing	5.8%
Leisure	4.8%
Special Products & Services	4.1%
Consumer Staples	4.1%
Industrial Goods & Services	3.2%
Health Care	1.5%
Transportation	0.7%

Issuer country weightings (x)
Brazil	15.1%
China	12.4%
South Korea	9.9%
Taiwan	9.7%
India	8.1%
Mexico	6.4%
Hong Kong	6.3%
Russia	6.2%
South Africa	5.6%
Other Countries	20.3%

Currency exposure weightings (y)
Hong Kong Dollar	19.7%
Brazilian Real	15.1%
South Korean Won	9.9%
Taiwan Dollar	9.7%
United States Dollar	8.7%
Indian Rupee	8.1%
Mexican Peso	6.4%
South African Rand	5.6%
Thailand Baht	2.8%
Other Currencies	14.0%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2012 through November 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	1.70%	$1,000.00	$1,102.50	$8.96
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59
B	Actual	2.45%	$1,000.00	$1,098.42	$12.89
	Hypothetical (h)	2.45%	$1,000.00	$1,012.78	$12.36
C	Actual	2.45%	$1,000.00	$1,098.30	$12.89
	Hypothetical (h)	2.45%	$1,000.00	$1,012.78	$12.36
I	Actual	1.45%	$1,000.00	$1,103.76	$7.65
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
R1	Actual	2.45%	$1,000.00	$1,098.30	$12.89
	Hypothetical (h)	2.45%	$1,000.00	$1,012.78	$12.36
R2	Actual	1.95%	$1,000.00	$1,101.09	$10.27
	Hypothetical (h)	1.95%	$1,000.00	$1,015.29	$9.85
R3	Actual	1.70%	$1,000.00	$1,102.22	$8.96
	Hypothetical (h)	1.70%	$1,000.00	$1,016.55	$8.59
R4	Actual	1.45%	$1,000.00	$1,103.77	$7.65
	Hypothetical (h)	1.45%	$1,000.00	$1,017.80	$7.33
R5	Actual	1.36%	$1,000.00	$1,104.10	$7.17
	Hypothetical (h)	1.36%	$1,000.00	$1,018.25	$6.88

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements occurred during the six month period. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 1.69%, 2.44%, 2.44%, 1.44%, 2.44%, 1.94%, 1.69%, 1.44%, and 1.35% for Classes A, B, C, I, R1, R2, R3, R4, and R5, respectively; the actual expenses paid during the period would have been approximately $8.91, $12.84, $12.84, $7.59, $12.84, $10.22, $8.91, $7.59, and $7.12 for Classes A, B, C, I, R1, R2, R3, R4, and R5, respectively; and the hypothetical expenses paid during the period would have been approximately $8.54, $12.31, $12.31, $7.28, $12.31, $9.80, $8.54, $7.28, and $6.83 for Classes A, B, C, I, R1, R2, R3, R4, and R5, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

5

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.6%
Issuer	Shares/Par	Value ($)
Aerospace - 0.4%
Embraer S.A., ADR	102,590	$2,557,574

Airlines - 0.7%
Copa Holdings S.A., “A”	19,290	$1,829,464
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	31,830	3,239,976

		$5,069,440
Alcoholic Beverages - 1.1%
Companhia de Bebidas das Americas, ADR	174,010	$7,240,556

Apparel Manufacturers - 4.0%
Arezzo Industria e Comercio S.A.	108,780	$1,883,592
Cia.Hering S.A.	90,900	2,035,125
Li & Fung Ltd.	6,300,000	10,372,377
Stella International Holdings	3,371,500	8,683,020
Top Glove Corp.	2,230,800	4,139,061

		$27,113,175
Automotive - 4.1%
Exide Industries Ltd.	942,128	$2,461,189
Geely Automobile Holdings Ltd.	11,325,000	5,348,185
Guangzhou Automobile Group Co. Ltd., “H”	5,320,000	4,331,398
Kia Motors Corp.	208,800	11,935,836
Mando Corp.	34,183	3,867,034

		$27,943,642
Broadcasting - 0.3%
Astro Malaysia Holdings Bhd. (a)	2,278,400	$2,151,166

Brokerage & Asset Managers - 2.0%
BM&F Bovespa S.A.	973,400	$5,849,146
Bolsa Mexicana de Valores S.A. de C.V.	2,147,300	4,736,746
CETIP S.A. - Balcao Organizado de Ativos e Derivativos	292,443	3,004,083

		$13,589,975
Business Services - 1.9%
Cognizant Technology Solutions Corp., “A” (a)	132,940	$8,937,556
LPS Brasil - Consultoria de Imoveis S.A.	221,500	4,040,654

		$12,978,210

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Cable TV - 2.8%
Dish TV India Ltd. (a)	4,766,351	$6,869,784
Naspers Ltd.	191,709	11,838,415

		$18,708,199
Computer Software - 0.2%
Totvs S.A.	87,000	$1,628,196

Computer Software - Systems - 3.2%
Asustek Computer, Inc.	690,000	$7,611,516
Hon Hai Precision Industry Co. Ltd.	4,404,309	14,128,230

		$21,739,746
Conglomerates - 0.8%
Alfa S.A de C.V., “A”	928,500	$1,924,706
First Pacific Co. Ltd.	3,560,000	3,739,052

		$5,663,758
Construction - 1.7%
Anhui Conch Cement Co. Ltd.	1,975,000	$6,574,669
Corporacion Moctezuma S.A. de C.V.	671,100	1,582,087
PDG Realty S.A.	1,030,700	1,451,894
Urbi Desarrollos Urbanos S.A. de C.V. (a)	3,272,790	1,890,272

		$11,498,922
Consumer Products - 2.0%
Dabur India Ltd.	3,649,332	$8,590,807
Hengan International Group Co. Ltd.	276,500	2,497,355
Kimberly-Clark de Mexico S.A. de C.V., “A”	938,310	2,273,688

		$13,361,850
Consumer Services - 1.4%
Abril Educacao S.A., IEU	129,300	$2,269,164
Anhanguera Educacional Participacoes S.A.	155,900	2,354,405
Estacio Participacoes S.A.	155,400	2,847,206
Kroton Educacional S.A., IEU (a)	105,622	2,048,379

		$9,519,154
Electrical Equipment - 0.2%
Crompton Greaves Ltd.	712,691	$1,498,230

Electronics - 10.4%
Samsung Electronics Co. Ltd.	23,484	$30,492,223
Seoul Semiconductor Co. Ltd.	183,225	3,832,522
Siliconware Precision Industries Co. Ltd.	9,972,000	10,794,362

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Taiwan Semiconductor Manufacturing Co. Ltd.	7,650,695	$25,990,349

		$71,109,456
Energy - Independent - 3.8%
China Shenhua Energy Co. Ltd.	1,398,500	$5,729,191
CNOOC Ltd.	2,555,000	5,465,911
INPEX Corp.	875	4,691,575
Reliance Industries Ltd.	692,658	10,106,860

		$25,993,537
Energy - Integrated - 3.0%
OAO Gazprom, ADR	1,163,420	$10,342,804
OAO NOVATEK, GDR (a)	31,500	3,455,550
Petroleo Brasileiro S.A., ADR	361,540	6,496,874

		$20,295,228
Engineering - Construction - 0.3%
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	393,600	$2,362,492

Food & Beverages - 1.0%
Arca Continental S.A.B de C.V.	330,792	$2,408,792
M. Dias Branco S.A. Industria e Comercio de Alimentos	133,300	4,443,541

		$6,852,333
Food & Drug Stores - 4.0%
Brazil Pharma S.A.	430,000	$2,666,370
CP All PLC	3,109,900	4,002,641
Dairy Farm International Holdings Ltd.	388,800	4,191,264
E-Mart Co. Ltd.	31,612	6,364,146
O’Key Group S.A., GDR	685,646	6,966,163
Raia Drogasil S.A.	192,200	1,888,899
Wumart Stores, Inc., “H”	593,000	1,234,938

		$27,314,421
Gaming & Lodging - 1.1%
Minor International PLC	5,201,100	$3,270,812
Shangri-La Asia Ltd.	2,062,000	3,990,865

		$7,261,677
General Merchandise - 2.7%
Bim Birlesik Magazalar A.S.	50,022	$2,274,554
Clicks Group Ltd.	863,030	6,115,685
Lojas Renner S.A.	59,300	2,168,801
Mr. Price Group Ltd.	385,324	5,764,430

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - continued
PT Mitra Adiperkasa Tbk	2,654,000	$1,964,184

		$18,287,654
Health Maintenance Organizations - 0.2%
OdontoPrev S.A.	320,600	$1,620,404

Insurance - 1.8%
Brasil Insurance Participacoes e Administracao S.A.	529,300	$4,384,411
China Pacific Insurance Co. Ltd.	2,419,200	7,928,528

		$12,312,939
Machinery & Tools - 2.3%
Glory Ltd.	210,000	$4,646,570
Sinotruk Hong Kong Ltd.	6,700,500	4,452,475
Thermax Ltd.	247,536	2,683,555
TK Corp. (a)	180,327	3,563,742

		$15,346,342
Major Banks - 3.0%
Bank of China Ltd.	24,629,000	$10,391,581
Standard Chartered PLC	440,531	10,339,422

		$20,731,003
Medical & Health Technology & Services - 0.7%
Diagnosticos da America S.A.	259,800	$1,510,069
Fleury S.A.	270,200	2,908,368

		$4,418,437
Metals & Mining - 5.7%
Gerdau S.A., ADR	554,880	$4,710,931
Grupo Mexico S.A.B. de C.V., “B”	935,406	3,043,417
Iluka Resources Ltd.	915,659	7,864,434
Mining & Metallurgical Co. Norilsk Nickel, ADR	151,442	2,401,870
MOIL Ltd.	559,814	2,504,472
Steel Authority of India Ltd.	3,478,213	5,166,644
Ternium S.A., ADR	111,300	2,540,979
Vale S.A., ADR	597,230	10,409,719

		$38,642,466
Network & Telecom - 0.8%
VTech Holdings Ltd.	442,900	$5,146,079

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Oil Services - 1.4%
Global Ports Investments PLC, GDR	229,100	$3,202,818
Lamprell PLC	1,570,360	2,220,329
Tenaris S.A., ADR	110,280	4,404,583

		$9,827,730
Other Banks & Diversified Financials - 15.6%
Akbank T.A.S.	722,010	$3,386,095
Banco De Oro Unibank, Inc. (a)	260,770	455,662
Banco Santander Chile, ADR	48,105	1,295,468
Banco Santander S.A., IEU	525,200	3,563,927
Bancolombia S.A., ADR	23,820	1,530,911
Bangkok Bank Public Co. Ltd.	1,356,500	8,530,613
Bank Negara Indonesia PT	14,669,000	5,657,508
Bank Polska Kasa Opieki S.A.	90,420	4,524,658
China Construction Bank	15,722,490	12,050,217
Chinatrust Financial Holding Co. Ltd.	8,403,278	4,873,519
CIMB Group Holdings Berhad	1,210,100	2,973,747
Credicorp Ltd.	44,880	6,278,712
Grupo Financiero Banorte S.A. de C.V.	293,000	1,679,147
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	209,510	3,060,941
Hana Financial Group, Inc.	229,580	7,123,690
Housing Development Finance Corp. Ltd.	335,726	5,206,083
ICICI Bank Ltd.	503,710	10,184,860
Itau Unibanco Holding S.A., ADR	255,071	3,864,326
Komercni Banka A.S.	35,893	7,158,019
Sberbank of Russia	2,456,170	7,221,140
Turkiye Garanti Bankasi A.S.	1,189,842	5,646,730

		$106,265,973
Pharmaceuticals - 0.6%
Genomma Lab Internacional S.A., “B” (a)	1,912,500	$3,803,278

Precious Metals & Minerals - 0.8%
Gold Fields Ltd.	445,604	$5,523,938

Real Estate - 2.0%
Asian Property Development PLC	10,971,000	$3,163,680
Brasil Brokers Participacoes	1,121,700	3,375,389
Hang Lung Properties Ltd.	1,902,000	6,969,730

		$13,508,799

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Restaurants - 0.6%
Ajisen China Holdings Ltd.	3,946,000	$3,462,207
Arcos Dorados Holdings, Inc.	53,910	660,398

		$4,122,605
Specialty Chemicals - 1.3%
Chugoku Marine Paints Ltd.	615,000	$3,334,809
Formosa Plastics Corp.	1,064,000	2,801,542
Mexichem S.A.B de C.V.	470,800	2,426,540

		$8,562,891
Specialty Stores - 0.6%
M.Video	599,340	$4,237,334

Telecommunications - Wireless - 4.9%
America Movil S.A.B. de C.V., “L”, ADR	377,150	$8,896,969
China Mobile Ltd.	364,000	4,161,235
Mobile TeleSystems OJSC, ADR	262,405	4,573,719
MTN Group Ltd.	465,587	8,569,243
TIM Participacoes S.A., ADR	179,239	3,177,907
Turkcell Iletisim Hizmetleri A.S. (a)	681,770	4,101,647

		$33,480,720
Telephone Services - 2.5%
China Unicom (Hong Kong) Ltd.	7,100,000	$11,066,553
Empresa Nacional de Telecomunicaciones S.A.	70,076	1,442,463
PT XL Axiata Tbk	8,977,000	4,819,049

		$17,328,065
Utilities - Electric Power - 1.7%
Aguas Andinas S.A.	4,441,025	$3,037,940
Energias do Brasil S.A.	473,600	2,686,275
Enersis S.A., ADR	116,890	1,981,286
Terna Participacoes S.A., IEU	80,860	2,535,389
Tractebel Energia S.A.	82,600	1,347,159

		$11,588,049
Total Common Stocks (Identified Cost, $606,515,402)		$678,205,643

11

Portfolio of Investments (unaudited) – continued

Money Market Funds - 0.5%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	3,424,876	$3,424,876
Total Investments (Identified Cost, $609,940,278)		$681,630,519

Other Assets, Less Liabilities - (0.1)%		(791,005)
Net Assets - 100.0%		$680,839,514

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

12

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $606,515,402)	$678,205,643
Underlying affiliated funds, at cost and value	3,424,876
Total investments, at value (identified cost, $609,940,278)	$681,630,519
Foreign currency, at value (identified cost, $14)	14
Receivables for
Investments sold	1,376,682
Fund shares sold	1,289,860
Interest and dividends	827,503
Total assets	$685,124,578
Liabilities
Payables for
Investments purchased	$2,038,096
Fund shares reacquired	541,302
Payable to affiliates
Investment adviser	42,287
Shareholder servicing costs	458,013
Distribution and service fees	6,990
Payable for independent Trustees’ compensation	2,087
Deferred country tax expense payable	1,043,383
Accrued expenses and other liabilities	152,906
Total liabilities	$4,285,064
Net assets	$680,839,514
Net assets consist of
Paid-in capital	$619,628,297
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,043,383 deferred country tax)	70,637,694
Accumulated net realized gain (loss) on investments and foreign currency	(17,657,548)
Undistributed net investment income	8,231,071
Net assets	$680,839,514
Shares of beneficial interest outstanding	21,937,655

13

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$226,069,478	7,426,264	$30.44
Class B	19,784,983	695,222	28.46
Class C	46,214,520	1,661,183	27.82
Class I	39,873,818	1,245,087	32.02
Class R1	338,728	12,175	27.82
Class R2	779,933	27,649	28.21
Class R3	3,412,757	112,626	30.30
Class R4	4,404,810	144,790	30.42
Class R5	339,960,487	10,612,659	32.03

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $32.30 [100 / 94.25 x $30.44]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

14

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$8,761,238
Interest	1,718
Dividends from underlying affiliated funds	5,527
Foreign taxes withheld	(1,016,887)
Total investment income	$7,751,596
Expenses
Management fee	$3,455,309
Distribution and service fees	627,797
Shareholder servicing costs	731,847
Administrative services fee	51,497
Independent Trustees’ compensation	9,276
Custodian fee	305,290
Shareholder communications	23,091
Audit and tax fees	34,087
Legal fees	4,956
Miscellaneous	99,558
Total expenses	$5,342,708
Fees paid indirectly	(234)
Reduction of expenses by investment adviser	(15,942)
Net expenses	$5,326,532
Net investment income	$2,425,064
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $4,455 country tax)	$(8,783,115)
Foreign currency	(146,130)
Net realized gain (loss) on investments and foreign currency	$(8,929,245)
Change in unrealized appreciation (depreciation)
Investments (net of $613,070 increase in deferred country tax)	$70,813,810
Translation of assets and liabilities in foreign currencies	58,984
Net unrealized gain (loss) on investments and foreign currency translation	$70,872,794
Net realized and unrealized gain (loss) on investments and foreign currency	$61,943,549
Change in net assets from operations	$64,368,613

See Notes to Financial Statements

15

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/12 (unaudited)	Year ended 5/31/12
From operations
Net investment income	$2,425,064	$6,838,207
Net realized gain (loss) on investments and foreign currency	(8,929,245)	34,540,320
Net unrealized gain (loss) on investments and foreign currency translation	70,872,794	(187,120,528)
Change in net assets from operations	$64,368,613	$(145,742,001)
Distributions declared to shareholders
From net investment income	$—	$(3,650,157)
Change in net assets from fund share transactions	$(8,616,540)	$(4,178,515)
Total change in net assets	$55,752,073	$(153,570,673)
Net assets
At beginning of period	625,087,441	778,658,114
At end of period (including undistributed net investment income of $8,231,071 and $5,806,007, respectively)	$680,839,514	$625,087,441

See Notes to Financial Statements

16

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$27.61		$34.22	$26.43	$21.63	$43.48	$40.40
Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.29	$0.22	$0.17	$0.36	$0.54
Net realized and unrealized gain (loss) on investments and foreign currency	2.73		(6.76)	7.64	4.93	(19.10)	8.19
Total from investment operations	$2.83		$(6.47)	$7.86	$5.10	$(18.74)	$8.73
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.07)	$(0.30)	$(0.28)	$(0.37)
From net realized gain on investments	—		—	—	—	(2.83)	(5.28)
Total distributions declared to shareholders	$—		$(0.14)	$(0.07)	$(0.30)	$(3.11)	$(5.65)
Net asset value, end of period (x)	$30.44		$27.61	$34.22	$26.43	$21.63	$43.48
Total return (%) (r)(s)(t)(x)	10.25	(n)	(18.88)	29.76	23.57	(41.16)	21.41
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.66	1.71	1.84	1.98	1.79
Expenses after expense reductions (f)	1.70	(a)	1.66	1.71	1.84	1.98	1.79
Net investment income (l)	0.65	(a)	0.97	0.71	0.67	1.51	1.24
Portfolio turnover	18	(n)	28	36	66	93	99
Net assets at end of period (000 omitted)	$226,069		$225,253	$294,564	$224,420	$192,040	$385,378

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$25.91		$32.18	$24.98	$20.46	$41.43	$38.70
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.06	$(0.01)	$(0.02)	$0.19	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		(6.33)	7.21	4.66	(18.21)	7.83
Total from investment operations	$2.55		$(6.27)	$7.20	$4.64	$(18.02)	$8.07
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.12)	$(0.12)	$(0.06)
From net realized gain on investments	—		—	—	—	(2.83)	(5.28)
Total distributions declared to shareholders	$—		$—	$—	$(0.12)	$(2.95)	$(5.34)
Net asset value, end of period (x)	$28.46		$25.91	$32.18	$24.98	$20.46	$41.43
Total return (%) (r)(s)(t)(x)	9.84	(n)	(19.48)	28.82	22.68	(41.58)	20.62
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)	2.42	2.46	2.59	2.63	2.43
Expenses after expense reductions (f)	2.45	(a)	2.41	2.46	2.59	2.63	2.43
Net investment income (loss) (l)	(0.10	)(a)	0.21	(0.02)	(0.09)	0.83	0.57
Portfolio turnover	18	(n)	28	36	66	93	99
Net assets at end of period (000 omitted)	$19,785		$19,493	$30,375	$26,517	$24,169	$62,039

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class C			2012	2011		2010	2009	2008

Net asset value, beginning of period	$25.33		$31.46	$24.42		$20.05	$40.75	$38.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.07	$0.00	(w)	$(0.02)	$0.19	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	2.50		(6.20)	7.04		4.56	(17.92)	7.74
Total from investment operations	$2.49		$(6.13)	$7.04		$4.54	$(17.73)	$7.98
Less distributions declared to shareholders
From net investment income	$—		$—	$—		$(0.17)	$(0.14)	$(0.13)
From net realized gain on investments	—		—	—		—	(2.83)	(5.28)
Total distributions declared to shareholders	$—		$—	$—		$(0.17)	$(2.97)	$(5.41)
Net asset value, end of period (x)	$27.82		$25.33	$31.46		$24.42	$20.05	$40.75
Total return (%) (r)(s)(t)(x)	9.83	(n)	(19.49)	28.83		22.63	(41.55)	20.64
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)	2.42	2.46		2.59	2.64	2.44
Expenses after expense reductions (f)	2.45	(a)	2.41	2.46		2.59	2.64	2.44
Net investment income (loss) (l)	(0.11	)(a)	0.24	0.00	(w)	(0.08)	0.85	0.58
Portfolio turnover	18	(n)	28	36		66	93	99
Net assets at end of period (000 omitted)	$46,215		$44,967	$70,264		$54,194	$38,066	$87,958

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$29.01		$35.96	$27.75	$22.70	$45.33	$41.89
Income (loss) from investment operations
Net investment income (d)(l)	$0.23		$0.39	$0.31	$0.25	$0.45	$0.72
Net realized and unrealized gain (loss) on investments and foreign currency	2.78		(7.11)	8.04	5.18	(19.90)	8.51
Total from investment operations	$3.01		$(6.72)	$8.35	$5.43	$(19.45)	$9.23
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.14)	$(0.38)	$(0.35)	$(0.51)
From net realized gain on investments	—		—	—	—	(2.83)	(5.28)
Total distributions declared to shareholders	$—		$(0.23)	$(0.14)	$(0.38)	$(3.18)	$(5.79)
Net asset value, end of period (x)	$32.02		$29.01	$35.96	$27.75	$22.70	$45.33
Total return (%) (r)(s)(x)	10.38	(n)	(18.68)	30.10	23.90	(41.00)	21.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.45	(a)	1.41	1.46	1.59	1.66	1.43
Expenses after expense reductions (f)	1.45	(a)	1.41	1.46	1.59	1.66	1.43
Net investment income (l)	1.49	(a)	1.23	0.94	0.93	1.88	1.58
Portfolio turnover	18	(n)	28	36	66	93	99
Net assets at end of period (000 omitted)	$39,874		$326,883	$373,214	$161,500	$142,484	$181,405

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R1			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$25.33		$31.46	$24.47	$20.18	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.08	$(0.07)	$(0.01)	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	2.51		(6.21)	7.12	4.58	(3.15	)(g)
Total from investment operations	$2.49		$(6.13)	$7.05	$4.57	$(3.08)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.06)	$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	—	(2.83)
Total distributions declared to shareholders	$—		$—	$(0.06)	$(0.28)	$(3.18)
Net asset value, end of period (x)	$27.82		$25.33	$31.46	$24.47	$20.18
Total return (%) (r)(s)(x)	9.83	(n)	(19.49)	28.82	22.63	(8.44	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.46	(a)	2.41	2.45	2.59	2.79	(a)
Expenses after expense reductions (f)	2.45	(a)	2.41	2.45	2.59	2.79	(a)
Net investment income (loss) (l)	(0.18	)(a)	0.27	(0.22)	(0.03)	0.65	(a)
Portfolio turnover	18	(n)	28	36	66	93
Net assets at end of period (000 omitted)	$339		$283	$316	$144	$92

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R2			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$25.62		$31.81	$24.64	$20.25	$26.44
Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.18	$0.14	$0.14	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.55		(6.25)	7.11	4.57	(3.14	)(g)
Total from investment operations	$2.59		$(6.07)	$7.25	$4.71	$(3.01)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.08)	$(0.32)	$(0.35)
From net realized gain on investments	—		—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.12)	$(0.08)	$(0.32)	$(3.18)
Net asset value, end of period (x)	$28.21		$25.62	$31.81	$24.64	$20.25
Total return (%) (r)(s)(x)	10.11	(n)	(19.07)	29.45	23.26	(8.14	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.96	(a)	1.92	1.96	2.09	2.29	(a)
Expenses after expense reductions (f)	1.95	(a)	1.92	1.96	2.09	2.29	(a)
Net investment income (l)	0.30	(a)	0.66	0.49	0.58	1.18	(a)
Portfolio turnover	18	(n)	28	36	66	93
Net assets at end of period (000 omitted)	$780		$514	$555	$251	$101

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R3			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$27.48		$34.06	$26.28	$21.55	$27.82
Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.28	$0.23	$0.16	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	2.72		(6.72)	7.59	4.93	(3.27	)(g)
Total from investment operations	$2.82		$(6.44)	$7.82	$5.09	$(3.09)
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.04)	$(0.36)	$(0.35)
From net realized gain on investments	—		—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.14)	$(0.04)	$(0.36)	$(3.18)
Net asset value, end of period (x)	$30.30		$27.48	$34.06	$26.28	$21.55
Total return (%) (r)(s)(x)	10.26	(n)	(18.89)	29.77	23.59	(8.01	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.71	(a)	1.67	1.72	1.84	2.02	(a)
Expenses after expense reductions (f)	1.70	(a)	1.67	1.72	1.84	2.02	(a)
Net investment income (l)	0.67	(a)	0.94	0.73	0.63	1.59	(a)
Portfolio turnover	18	(n)	28	36	66	93
Net assets at end of period (000 omitted)	$3,413		$3,584	$4,952	$5,261	$4,553

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R4			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$27.56		$34.17	$26.38	$21.59	$27.82
Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.37	$0.33	$0.26	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	2.73		(6.75)	7.60	4.91	(3.27	)(g)
Total from investment operations	$2.86		$(6.38)	$7.93	$5.17	$(3.05)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.14)	$(0.38)	$(0.35)
From net realized gain on investments	—		—	—	—	(2.83)
Total distributions declared to shareholders	$—		$(0.23)	$(0.14)	$(0.38)	$(3.18)
Net asset value, end of period (x)	$30.42		$27.56	$34.17	$26.38	$21.59
Total return (%) (r)(s)(x)	10.38	(n)	(18.66)	30.07	23.92	(7.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.46	(a)	1.41	1.45	1.58	1.80	(a)
Expenses after expense reductions (f)	1.45	(a)	1.41	1.45	1.58	1.80	(a)
Net investment income (l)	0.87	(a)	1.24	1.03	0.98	1.84	(a)
Portfolio turnover	18	(n)	28	36	66	93
Net assets at end of period (000 omitted)	$4,405		$4,010	$4,418	$1,424	$202

Class R5	Six months ended 11/30/12 (unaudited)

Net asset value, beginning of period	$29.01
Income (loss) from investment operations
Net investment income (d)(l)	$0.13
Net realized and unrealized gain (loss) on investments and foreign currency	2.89
Total from investment operations	$3.02
Net asset value, end of period (x)	$32.03
Total return (%) (r)(s)(x)	10.41	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.37	(a)
Expenses after expense reductions (f)	1.36	(a)
Net investment income (l)	0.84	(a)
Portfolio turnover	18	(n)
Net assets at end of period (000 omitted)	$339,960

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception October 1, 2008 through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01 and ratio was less than 0.01%, as applicable.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Emerging Markets Equity Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at

26

Notes to Financial Statements (unaudited) – continued

amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

27

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November, 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
Brazil	$102,968,732	$—	$—	$102,968,732
China	84,694,443	—	—	84,694,443
South Korea	67,179,193	—	—	67,179,193
Taiwan	66,199,519	—	—	66,199,519
India	55,272,484	—	—	55,272,484
Mexico	43,329,049	—	—	43,329,049
Hong Kong	43,092,387	—	—	43,092,387
Russia	42,401,398	—	—	42,401,398
South Africa	37,811,712	—	—	37,811,712
Other Countries	124,819,593	10,437,133	—	135,256,726
Mutual Funds	3,424,876	—	—	3,424,876
Total Investments	$671,193,386	$10,437,133	$—	$681,630,519

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $299,992,342 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and

28

Notes to Financial Statements (unaudited) – continued

federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

29

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/12
Ordinary income (including any short-term capital gains)	$3,650,157

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12
Cost of investments	$616,739,757
Gross appreciation	118,551,117
Gross depreciation	(53,660,355)
Net unrealized appreciation (depreciation)	$64,890,762

As of 5/31/12
Undistributed ordinary income	5,956,360
Capital loss carryforwards	(1,928,824)
Other temporary differences	(648,814)
Net unrealized appreciation (depreciation)	(6,536,118)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
5/31/18	$(1,928,824)

30

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/12	Year ended 5/31/12
Class A	$—	$1,185,674
Class I	—	2,412,856
Class R2	—	2,410
Class R3	—	19,704
Class R4	—	29,513
Total	$—	$3,650,157

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $500 million of average daily net assets	1.05%
Average daily net assets in excess of $500 million	1.00%

Effective October 1, 2012, the investment adviser has agreed in writing to reduce its management fee to 0.95% of average daily net assets in excess of $500 million to $2.5 billion and 0.90% of average daily net assets in excess of $2.5 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2013. This management fee reduction amounted to $15,022, which is shown as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 1.03% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $24,682 for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

31

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$287,821
Class B	0.75%	0.25%	1.00%	1.00%	100,439
Class C	0.75%	0.25%	1.00%	1.00%	231,757
Class R1	0.75%	0.25%	1.00%	1.00%	1,534
Class R2	0.25%	0.25%	0.50%	0.50%	1,570
Class R3	—	0.25%	0.25%	0.25%	4,676
Total Distribution and Service Fees					$627,797

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for six months ended November 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

Amount
Class A	$3,125
Class B	11,476
Class C	1,265

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2012, the fee was $86,263, which equated to 0.0259% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $244,096.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of

32

Notes to Financial Statements (unaudited) – continued

each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2012, these costs for the fund amounted to $401,488 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.0155% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $16 and is included in independent Trustees’ compensation for the six months ended November 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,982 at November 30, 2012, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,501 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $920, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

33

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On May 31, 2012, MFS purchased 3,447 shares of Class R5 for an aggregate amount of $100,000.

(4) Portfolio Securities

Purchases and sales of investments other than short-term obligations, aggregated $115,948,464 and $114,779,740, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/12		Year ended 5/31/12 (i)
	Shares	Amount	Shares	Amount
Shares sold
Class A	614,039	$18,180,591	2,973,334	$88,084,135
Class B	43,257	1,189,743	92,363	2,619,360
Class C	82,321	2,231,804	218,532	6,083,081
Class I	429,947	13,263,221	1,784,271	55,928,706
Class R1	2,758	75,227	3,595	98,514
Class R2	8,170	224,536	6,856	194,303
Class R3	17,411	506,552	52,774	1,588,700
Class R4	16,901	496,437	48,545	1,453,631
Class R5	10,822,089	315,893,356	3,447	100,000
	12,036,893	$352,061,467	5,183,717	$156,150,430

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	38,389	$1,024,601
Class I	—	—	84,676	2,371,787
Class R2	—	—	97	2,410
Class R3	—	—	742	19,704
Class R4	—	—	1,110	29,513
	—	$—	125,014	$3,448,015

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/12		Year ended 5/31/12 (i)
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,345,464)	$(39,762,174)	(3,462,240)	$(103,166,284)
Class B	(100,354)	(2,768,066)	(283,974)	(7,957,760)
Class C	(196,423)	(5,281,349)	(676,852)	(18,095,380)
Class I	(10,451,931)	(304,554,850)	(980,235)	(31,344,094)
Class R1	(1,765)	(47,542)	(2,445)	(66,235)
Class R2	(597)	(16,334)	(4,333)	(121,726)
Class R3	(35,200)	(1,056,119)	(68,500)	(2,037,661)
Class R4	(17,596)	(521,758)	(33,434)	(987,820)
Class R5	(212,877)	(6,669,815)	—	—
	(12,362,207)	$(360,678,007)	(5,512,013)	$(163,776,960)

Net change
Class A	(731,425)	$(21,581,583)	(450,517)	$(14,057,548)
Class B	(57,097)	(1,578,323)	(191,611)	(5,338,400)
Class C	(114,102)	(3,049,545)	(458,320)	(12,012,299)
Class I	(10,021,984)	(291,291,629)	888,712	26,956,399
Class R1	993	27,685	1,150	32,279
Class R2	7,573	208,202	2,620	74,987
Class R3	(17,789)	(549,567)	(14,984)	(429,257)
Class R4	(695)	(25,321)	16,221	495,324
Class R5	10,609,212	309,223,541	3,447	100,000
	(325,314)	$(8,616,540)	(203,282)	$(4,178,515)

(i)	Class R5 Shares were funded, with MFS seed money on May 31, 2012 and commenced operations on June 1, 2012.

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, and the MFS Aggressive Growth Allocation Fund were the owners of record of approximately 41%, 5%, and 3%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings,

35

Notes to Financial Statements (unaudited) – continued

generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, the fund’s commitment fee and interest expense were $2,201 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	6,230,951	58,362,110	(61,168,185)	3,424,876

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,527	$3,424,876

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to a contractual breakpoint that reduces the Fund’s advisory fee rate on average daily net assets over $500 million, and that MFS has agreed in writing to further reduce the Fund’s advisory fee rate on average daily net assets over $2.5 billion. The Trustees concluded that the breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

39

Board Review of Investment Advisory Agreement – continued

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2012

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

MDI-SEM

MFS® INTERNATIONAL DIVERSIFICATIONSM FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research International Fund	30.0%
MFS International Growth Fund	25.2%
MFS International Value Fund	24.9%
MFS International New Discovery Fund	9.9%
MFS Emerging Markets Equity Fund	9.9%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

2

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2012 through November 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

3

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	0.35%	$1,000.00	$1,141.10	$1.88
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
B	Actual	1.10%	$1,000.00	$1,137.39	$5.89
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
C	Actual	1.10%	$1,000.00	$1,136.90	$5.89
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
I	Actual	0.10%	$1,000.00	$1,143.44	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
R1	Actual	1.10%	$1,000.00	$1,137.17	$5.89
	Hypothetical (h)	1.10%	$1,000.00	$1,019.55	$5.57
R2	Actual	0.60%	$1,000.00	$1,139.54	$3.22
	Hypothetical (h)	0.60%	$1,000.00	$1,022.06	$3.04
R3	Actual	0.35%	$1,000.00	$1,140.97	$1.88
	Hypothetical (h)	0.35%	$1,000.00	$1,023.31	$1.78
R4	Actual	0.10%	$1,000.00	$1,142.16	$0.54
	Hypothetical (h)	0.10%	$1,000.00	$1,024.57	$0.51
529A	Actual	0.40%	$1,000.00	$1,140.38	$2.15
	Hypothetical (h)	0.40%	$1,000.00	$1,023.06	$2.03
529B	Actual	1.15%	$1,000.00	$1,136.67	$6.16
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
529C	Actual	1.15%	$1,000.00	$1,137.09	$6.16
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

4

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Emerging Markets Equity Fund - Class R5	8,752,191	$280,332,669
MFS International Growth Fund - Class R5	28,782,466	712,941,676
MFS International New Discovery Fund - Class R5	11,662,194	281,058,864
MFS International Value Fund - Class R5	26,037,430	706,916,235
MFS Research International Fund - Class R5	56,851,261	849,926,347
Total Underlying Affiliated Funds (Identified Cost, $2,671,828,205)		$2,831,175,791

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	230,463	$230,463
Total Investments (Identified Cost, $2,672,058,668)		$2,831,406,254

Other Assets, Less Liabilities - 0.1%		1,497,115
Net Assets - 100.0%		$2,832,903,369

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

5

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Underlying affiliated funds, at value (identified cost, $2,672,058,668)	$2,831,406,254
Receivables for
Investments sold	615,624
Fund shares sold	5,846,331
Total assets	$2,837,868,209
Liabilities
Payables for
Investments purchased	$466,729
Fund shares reacquired	3,582,028
Payable to affiliates
Investment adviser	18,607
Shareholder servicing costs	702,802
Distribution and service fees	52,105
Program manager fees	17
Payable for independent Trustees’ compensation	5
Accrued expenses and other liabilities	142,547
Total liabilities	$4,964,840
Net assets	$2,832,903,369
Net assets consist of
Paid-in capital	$2,958,755,178
Unrealized appreciation (depreciation) on investments	159,347,586
Accumulated net realized gain (loss) on investments	(305,949,023)
Undistributed net investment income	20,749,628
Net assets	$2,832,903,369
Shares of beneficial interest outstanding	204,232,809

6

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$1,792,703,122	128,904,449	$13.91
Class B	82,941,281	6,073,935	13.66
Class C	366,852,163	26,937,363	13.62
Class I	314,223,298	22,402,927	14.03
Class R1	7,168,663	533,901	13.43
Class R2	37,409,367	2,726,857	13.72
Class R3	111,001,484	8,020,135	13.84
Class R4	114,495,982	8,187,813	13.98
Class 529A	3,919,565	283,741	13.81
Class 529B	346,162	25,375	13.64
Class 529C	1,842,282	136,313	13.52

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $14.76 [100 / 94.25 x $13.91] and $14.65 [100 / 94.25 x $13.81], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

7

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Dividends from underlying affiliated funds	$954
Expenses
Distribution and service fees	4,602,702
Program manager fees	2,906
Shareholder servicing costs	1,007,866
Administrative services fee	8,775
Independent Trustees’ compensation	25,485
Custodian fee	50,287
Shareholder communications	96,922
Audit and tax fees	23,643
Legal fees	18,416
Miscellaneous	161,478
Total expenses	$5,998,480
Fees paid indirectly	(10)
Reduction of expenses by investment adviser and distributor	(44,694)
Net expenses	$5,953,776
Net investment loss	$(5,952,822)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments from underlying affiliated funds	$14,416,602
Change in unrealized appreciation (depreciation) on investments	$338,096,278
Net realized and unrealized gain (loss) on investments	$352,512,880
Change in net assets from operations	$346,560,058

See Notes to Financial Statements

8

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/12 (unaudited)	Year ended 5/31/12
From operations
Net investment income (loss)	$(5,952,822)	$26,722,929
Net realized gain (loss) on investments	14,416,602	(36,041,310)
Net unrealized gain (loss) on investments	338,096,278	(428,246,683)
Change in net assets from operations	$346,560,058	$(437,565,064)
Distributions declared to shareholders
From net investment income	$—	$(17,800,413)
Change in net assets from fund share transactions	$45,371,774	$40,682,750
Total change in net assets	$391,931,832	$(414,682,727)
Net assets
At beginning of period	2,440,971,537	2,855,654,264
At end of period (including undistributed net investment income of $20,749,628 and $26,702,450, respectively)	$2,832,903,369	$2,440,971,537

See Notes to Financial Statements

9

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class A			2012	2011	2010	2009		2008

Net asset value, beginning of period	$12.19		$14.45	$10.94	$10.03	$15.76		$17.05
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.15	$0.12	$0.11	$0.15		$0.16
Net realized and unrealized gain (loss) on investments	1.74		(2.30)	3.49	0.97	(5.54)		0.34
Total from investment operations	$1.72		$(2.15)	$3.61	$1.08	$(5.39)		$0.50
Less distributions declared to shareholders
From net investment income	$—		$(0.11)	$(0.10)	$(0.17)	$(0.00	)(w)	$(0.76)
From net realized gain on investments	—		—	—	—	(0.34)		(1.03)
Total distributions declared to shareholders	$—		$(0.11)	$(0.10)	$(0.17)	$(0.34)		$(1.79)
Net asset value, end of period (x)	$13.91		$12.19	$14.45	$10.94	$10.03		$15.76
Total return (%) (r)(s)(t)(x)	14.11	(n)	(14.88)	33.04	10.61	(33.90)		2.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.28	0.29	0.29	0.37		0.39
Expenses after expense reductions (f)(h)	0.35	(a)	0.28	0.29	0.29	0.37		0.39
Net investment income (loss) (l)	(0.35	)(a)	1.17	0.89	0.99	1.46		1.01
Portfolio turnover	2	(n)	8	6	1	8		4
Net assets at end of period (000 omitted)	$1,792,703		$1,562,721	$1,933,492	$1,220,582	$976,543		$1,682,289

See Notes to Financial Statements

10

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.01		$14.22	$10.77	$9.87	$15.62	$16.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.05	$0.02	$0.03	$0.08	$0.06
Net realized and unrealized gain (loss) on investments	1.72		(2.26)	3.43	0.94	(5.49)	0.32
Total from investment operations	$1.65		$(2.21)	$3.45	$0.97	$(5.41)	$0.38
Less distributions declared to shareholders
From net investment income	$—		$—	$—	$(0.07)	$—	$(0.65)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$—	$—	$(0.07)	$(0.34)	$(1.68)
Net asset value, end of period (x)	$13.66		$12.01	$14.22	$10.77	$9.87	$15.62
Total return (%) (r)(s)(t)(x)	13.74	(n)	(15.54)	32.03	9.80	(34.34)	2.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.03	1.04	1.05	1.04	1.04
Expenses after expense reductions (f)(h)	1.10	(a)	1.03	1.03	1.04	1.04	1.04
Net investment income (loss) (l)	(1.10	)(a)	0.42	0.13	0.24	0.78	0.36
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$82,941		$81,158	$118,973	$106,783	$110,057	$232,950

See Notes to Financial Statements

11

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class C			2012	2011		2010	2009	2008

Net asset value, beginning of period	$11.98		$14.18	$10.74		$9.85	$15.59	$16.90
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.05	$0.02		$0.03	$0.08	$0.06
Net realized and unrealized gain (loss) on investments	1.71		(2.25)	3.42		0.94	(5.48)	0.32
Total from investment operations	$1.64		$(2.20)	$3.44		$0.97	$(5.40)	$0.38
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.00	)(w)	$(0.08)	$—	$(0.66)
From net realized gain on investments	—		—	—		—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$—	$(0.00	)(w)	$(0.08)	$(0.34)	$(1.69)
Net asset value, end of period (x)	$13.62		$11.98	$14.18		$10.74	$9.85	$15.59
Total return (%) (r)(s)(t)(x)	13.69	(n)	(15.51)	32.03		9.81	(34.34)	2.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.03	1.04		1.05	1.04	1.04
Expenses after expense reductions (f)(h)	1.10	(a)	1.03	1.03		1.04	1.04	1.04
Net investment income (loss) (l)	(1.10	)(a)	0.41	0.13		0.25	0.76	0.37
Portfolio turnover	2	(n)	8	6		1	8	4
Net assets at end of period (000 omitted)	$366,852		$338,295	$460,898		$378,246	$349,134	$728,813

See Notes to Financial Statements

12

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.27		$14.56	$11.01	$10.09	$15.84	$17.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.18	$0.15	$0.14	$0.19	$0.22
Net realized and unrealized gain (loss) on investments	1.77		(2.33)	3.52	0.99	(5.58)	0.33
Total from investment operations	$1.76		$(2.15)	$3.67	$1.13	$(5.39)	$0.55
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.12)	$(0.21)	$(0.02)	$(0.81)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$(0.14)	$(0.12)	$(0.21)	$(0.36)	$(1.84)
Net asset value, end of period (x)	$14.03		$12.27	$14.56	$11.01	$10.09	$15.84
Total return (%) (r)(s)(x)	14.34	(n)	(14.75)	33.42	10.96	(33.69)	3.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.03	0.04	0.04	0.04	0.04
Expenses after expense reductions (f)(h)	0.10	(a)	0.03	0.04	0.04	0.04	0.04
Net investment income (loss) (l)	(0.10	)(a)	1.39	1.11	1.23	1.78	1.33
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$314,223		$253,555	$219,958	$111,906	$36,608	$65,812

See Notes to Financial Statements

13

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R1			2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.81		$14.01	$10.63	$9.77	$15.47	$16.82
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.06	$0.02	$0.03	$0.09	$0.05
Net realized and unrealized gain (loss) on investments	1.69		(2.24)	3.38	0.94	(5.45)	0.32
Total from investment operations	$1.62		$(2.18)	$3.40	$0.97	$(5.36)	$0.37
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.02)	$(0.11)	$—	$(0.69)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$(0.02)	$(0.02)	$(0.11)	$(0.34)	$(1.72)
Net asset value, end of period (x)	$13.43		$11.81	$14.01	$10.63	$9.77	$15.47
Total return (%) (r)(s)(x)	13.72	(n)	(15.55)	31.98	9.86	(34.35)	2.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.10	(a)	1.03	1.04	1.04	1.04	1.11
Expenses after expense reductions (f)(h)	1.10	(a)	1.03	1.03	1.04	1.04	1.11
Net investment income (loss) (l)	(1.10	)(a)	0.49	0.12	0.25	0.90	0.34
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$7,169		$6,393	$7,507	$5,569	$4,254	$6,218

See Notes to Financial Statements

14

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R2			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.04		$14.27	$10.81	$9.92	$15.62	$16.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.04)		$0.11	$0.08	$0.08	$0.13	$0.11
Net realized and unrealized gain (loss) on investments	1.72		(2.27)	3.45	0.97	(5.49)	0.34
Total from investment operations	$1.68		$(2.16)	$3.53	$1.05	$(5.36)	$0.45
Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.07)	$(0.16)	$—	$(0.72)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$(0.07)	$(0.07)	$(0.16)	$(0.34)	$(1.75)
Net asset value, end of period (x)	$13.72		$12.04	$14.27	$10.81	$9.92	$15.62
Total return (%) (r)(s)(x)	13.95	(n)	(15.11)	32.66	10.43	(34.02)	2.56
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.60	(a)	0.53	0.54	0.54	0.54	0.63
Expenses after expense reductions (f)(h)	0.60	(a)	0.53	0.54	0.54	0.54	0.63
Net investment income (loss) (l)	(0.60	)(a)	0.89	0.66	0.74	1.29	0.69
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$37,409		$30,867	$35,441	$27,455	$22,147	$34,961

See Notes to Financial Statements

15

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R3			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.13		$14.39	$10.90	$10.00	$15.71	$17.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.15	$0.11	$0.12	$0.16	$0.17
Net realized and unrealized gain (loss) on investments	1.73		(2.29)	3.48	0.96	(5.52)	0.32
Total from investment operations	$1.71		$(2.14)	$3.59	$1.08	$(5.36)	$0.49
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.10)	$(0.18)	$(0.01)	$(0.76)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$(0.12)	$(0.10)	$(0.18)	$(0.35)	$(1.79)
Net asset value, end of period (x)	$13.84		$12.13	$14.39	$10.90	$10.00	$15.71
Total return (%) (r)(s)(x)	14.10	(n)	(14.87)	32.98	10.66	(33.84)	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.35	(a)	0.28	0.29	0.29	0.29	0.38
Expenses after expense reductions (f)(h)	0.35	(a)	0.28	0.29	0.29	0.29	0.38
Net investment income (loss) (l)	(0.35	)(a)	1.14	0.84	1.04	1.57	1.07
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$111,001		$79,540	$66,987	$31,630	$25,086	$40,386

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R4			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.24		$14.51	$10.98	$10.07	$15.80	$17.09
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.19	$0.12	$0.16	$0.10	$0.16
Net realized and unrealized gain (loss) on investments	1.75		(2.32)	3.53	0.96	(5.47)	0.37
Total from investment operations	$1.74		$(2.13)	$3.65	$1.12	$(5.37)	$0.53
Less distributions declared to shareholders
From net investment income	$—		$(0.14)	$(0.12)	$(0.21)	$(0.02)	$(0.79)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$ —		$(0.14)	$(0.12)	$(0.21)	$(0.36)	$(1.82)
Net asset value, end of period (x)	$13.98		$12.24	$14.51	$10.98	$10.07	$15.80
Total return (%) (r)(s)(x)	14.22	(n)	(14.66)	33.33	10.89	(33.65)	3.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.10	(a)	0.03	0.04	0.04	0.04	0.11
Expenses after expense reductions (f)(h)	0.10	(a)	0.03	0.04	0.04	0.04	0.10
Net investment income (loss) (l)	(0.10	)(a)	1.48	0.93	1.37	0.81	1.10
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$114,496		$83,109	$6,308	$2,148	$699	$2,160

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class 529A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.11		$14.36	$10.88	$9.98	$15.69	$17.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.14	$0.10	$0.10	$0.15	$0.12
Net realized and unrealized gain (loss) on investments	1.73		(2.29)	3.47	0.97	(5.52)	0.33
Total from investment operations	$1.70		$(2.15)	$3.57	$1.07	$(5.37)	$0.45
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.09)	$(0.17)	$—	$(0.73)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$(0.10)	$(0.09)	$(0.17)	$(0.34)	$(1.76)
Net asset value, end of period (x)	$13.81		$12.11	$14.36	$10.88	$9.98	$15.69
Total return (%) (r)(s)(t)(x)	14.04	(n)	(14.95)	32.89	10.53	(33.93)	2.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.45	(a)	0.38	0.39	0.39	0.47	0.61
Expenses after expense reductions (f)(h)	0.40	(a)	0.33	0.39	0.39	0.47	0.61
Net investment income (loss) (l)	(0.40	)(a)	1.12	0.79	0.84	1.43	0.76
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$3,920		$3,195	$3,496	$2,199	$1,394	$2,033

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class 529B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$12.00		$14.22	$10.80	$9.91	$15.70	$17.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.04	$0.01	$0.01	$0.08	$0.02
Net realized and unrealized gain (loss) on investments	1.71		(2.26)	3.43	0.97	(5.53)	0.33
Total from investment operations	$1.64		$(2.22)	$3.44	$0.98	$(5.45)	$0.35
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.02)	$(0.09)	$—	$(0.63)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$—	$(0.02)	$(0.09)	$(0.34)	$(1.66)
Net asset value, end of period (x)	$13.64		$12.00	$14.22	$10.80	$9.91	$15.70
Total return (%) (r)(s)(t)(x)	13.67	(n)	(15.61)	31.85	9.76	(34.42)	1.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.13	1.14	1.15	1.14	1.27
Expenses after expense reductions (f)(h)	1.15	(a)	1.09	1.14	1.14	1.14	1.27
Net investment income (loss) (l)	(1.15	)(a)	0.31	0.07	0.12	0.81	0.11
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$346		$449	$611	$437	$331	$603

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class 529C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$11.89		$14.10	$10.72	$9.87	$15.63	$16.92
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$0.05	$0.00 (w)	$0.02	$0.07	$0.03
Net realized and unrealized gain (loss) on investments	1.70		(2.24)	3.41	0.94	(5.49)	0.33
Total from investment operations	$1.63		$(2.19)	$3.41	$0.96	$(5.42)	$0.36
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.03)	$(0.11)	$—	$(0.62)
From net realized gain on investments	—		—	—	—	(0.34)	(1.03)
Total distributions declared to shareholders	$—		$(0.02)	$(0.03)	$(0.11)	$(0.34)	$(1.65)
Net asset value, end of period (x)	$13.52		$11.89	$14.10	$10.72	$9.87	$15.63
Total return (%) (r)(s)(t)(x)	13.71	(n)	(15.55)	31.83	9.65	(34.38)	2.01
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.20	(a)	1.13	1.14	1.15	1.14	1.27
Expenses after expense reductions (f)(h)	1.15	(a)	1.08	1.14	1.14	1.14	1.27
Net investment income (loss) (l)	(1.15	)(a)	0.37	0.01	0.20	0.70	0.21
Portfolio turnover	2	(n)	8	6	1	8	4
Net assets at end of period (000 omitted)	$1,842		$1,689	$1,983	$1,308	$762	$1,266

See Notes to Financial Statements

20

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

21

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Diversification Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (underlying funds), which may have different fiscal year ends than the fund. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

The investment objective of each of the underlying funds held by the fund at November 30, 2012 was to seek capital appreciation.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation

22

Notes to Financial Statements (unaudited) – continued

as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets

23

Notes to Financial Statements (unaudited) – continued

close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,831,406,254	$—	$—	$2,831,406,254

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

24

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/12
Ordinary income (including any short-term capital gains)	$17,800,413

25

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12
Cost of investments	$2,784,163,604
Gross appreciation	201,679,262
Gross depreciation	(154,436,612)
Net unrealized appreciation (depreciation)	$47,242,650

As of 5/31/12
Undistributed ordinary income	26,702,450
Capital loss carryforwards	(204,825,769)
Post-October capital loss deferral	(3,434,920)
Net unrealized appreciation (depreciation)	(290,853,628)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
5/31/17	$(77,102,808)
5/31/18	(55,695,170)
5/31/19	(54,873,334)
Total	$(187,671,312)

Post-enactment losses:
Short-Term	$(346,143)
Long-Term	(16,808,314)
Total	$(17,154,457)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after

26

Notes to Financial Statements (unaudited) – continued

purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/12	Year ended 5/31/12
Class A	$—	$14,040,729
Class I	—	2,255,099
Class R1	—	12,114
Class R2	—	176,463
Class R3	—	648,970
Class R4	—	638,649
Class 529A	—	25,866
Class 529C	—	2,523
Total	$—	$17,800,413

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of management fee, distribution and service fee, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses, such that operating expenses do not exceed 0.10% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2013. For the six months ended November 30, 2012, this reduction amounted to $39,585 and is reflected as a reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $100,289 and $1,559 for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

27

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,139,888
Class B	0.75%	0.25%	1.00%	1.00%	421,054
Class C	0.75%	0.25%	1.00%	1.00%	1,787,205
Class R1	0.75%	0.25%	1.00%	1.00%	34,471
Class R2	0.25%	0.25%	0.50%	0.50%	85,820
Class R3	—	0.25%	0.25%	0.25%	118,611
Class 529A	—	0.25%	0.25%	0.25%	4,471
Class 529B	0.75%	0.25%	1.00%	1.00%	2,173
Class 529C	0.75%	0.25%	1.00%	1.00%	9,009
Total Distribution and Service Fees					$4,602,702

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

Amount
Class A	$687
Class B	47,922
Class C	9,737
Class 529B	198
Class 529C	6

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until September 30, 2014, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended November 30, 2012, this waiver amounted to $1,454 and is reflected as a reduction of total expenses in the Statement of Operations. The program manager fee incurred for the six months ended

28

Notes to Financial Statements (unaudited) – continued

November 30, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees and waivers for the six months ended November 30, 2012, were as follows:

	Fee	Waiver
Class 529A	$1,788	$894
Class 529B	217	109
Class 529C	901	451
Total Program Manager Fees and Waivers	$2,906	$1,454

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the fund. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and the underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2012, shareholder servicing expenses incurred by the fund, including out-of-pocket expenses, are disclosed in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to the following annual effective rates of 0.0007% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance

29

Notes to Financial Statements (unaudited) – continued

LLC were $9,870 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,655, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $86,370,860 and $46,198,403, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	15,072,892	$197,262,051	33,442,679	$426,876,979
Class B	165,018	2,126,828	543,621	6,971,960
Class C	1,642,972	21,387,792	3,373,650	43,178,959
Class I	4,318,112	57,993,657	10,166,283	132,588,944
Class R1	63,802	818,932	155,842	1,945,393
Class R2	534,561	6,999,113	865,600	11,153,217
Class R3	2,441,955	32,345,145	4,634,999	62,374,559
Class R4	1,896,030	25,169,913	7,051,153	97,938,168
Class 529A	27,797	370,230	52,994	690,506
Class 529B	924	11,828	5,059	65,966
Class 529C	8,432	108,936	31,446	394,381
	26,172,495	$344,594,425	60,323,326	$784,179,032

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	844,361	$10,216,771
Class I	—	—	101,785	1,239,742
Class R1	—	—	1,030	12,114
Class R2	—	—	12,251	146,520
Class R3	—	—	53,901	648,970
Class R4	—	—	52,607	638,649
Class 529A	—	—	2,152	25,866
Class 529C	—	—	213	2,523
	—	$—	1,068,300	$12,931,155

30

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(14,405,139)	$(189,897,084)	(39,867,184)	$(510,834,887)
Class B	(848,342)	(11,058,589)	(2,153,112)	(27,383,521)
Class C	(2,947,984)	(38,176,746)	(7,630,322)	(96,411,503)
Class I	(2,571,570)	(34,261,623)	(4,723,174)	(60,819,389)
Class R1	(71,292)	(910,956)	(151,381)	(1,863,392)
Class R2	(372,188)	(4,850,655)	(797,679)	(10,233,534)
Class R3	(980,437)	(12,935,769)	(2,784,170)	(38,294,681)
Class R4	(499,548)	(6,669,439)	(747,202)	(9,637,010)
Class 529A	(7,962)	(105,199)	(34,756)	(433,795)
Class 529B	(12,968)	(173,531)	(10,615)	(134,934)
Class 529C	(14,195)	(183,060)	(30,194)	(380,791)
	(22,731,625)	$(299,222,651)	(58,929,789)	$(756,427,437)

Net change
Class A	667,753	$7,364,967	(5,580,144)	$(73,741,137)
Class B	(683,324)	(8,931,761)	(1,609,491)	(20,411,561)
Class C	(1,305,012)	(16,788,954)	(4,256,672)	(53,232,544)
Class I	1,746,542	23,732,034	5,544,894	73,009,297
Class R1	(7,490)	(92,024)	5,491	94,115
Class R2	162,373	2,148,458	80,172	1,066,203
Class R3	1,461,518	19,409,376	1,904,730	24,728,848
Class R4	1,396,482	18,500,474	6,356,558	88,939,807
Class 529A	19,835	265,031	20,390	282,577
Class 529B	(12,044)	(161,703)	(5,556)	(68,968)
Class 529C	(5,763)	(74,124)	1,465	16,113
	3,440,870	$45,371,774	2,461,837	$40,682,750

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, the fund’s commitment fee and interest expense were $8,447 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

31

Notes to Financial Statements (unaudited) – continued

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Fund (r)	8,383,139	8,946,049	(8,576,997)	8,752,191
MFS Institutional Money Market Portfolio	6,500,465	60,337,946	(66,607,948)	230,463
MFS International Growth Fund (r)	25,495,210	29,321,204	(26,033,948)	28,782,466
MFS International New Discovery Fund (r)	11,620,235	11,908,644	(11,866,685)	11,662,194
MFS International Value Fund (r)	24,840,535	26,581,820	(25,384,925)	26,037,430
MFS Research International Fund (r)	54,453,638	58,050,580	(55,652,957)	56,851,261

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Emerging Markets Equity Fund	$1,860,516	$—	$—	$280,332,669
MFS Institutional Money Market Portfolio	2,238,589	—	954	230,463
MFS International Growth Fund	2,847,110	—	—	712,941,676
MFS International New Discovery Fund	—	—	—	281,058,864
MFS International Value Fund	3,672,563	—	—	706,916,235
MFS Research International Fund	3,797,824	—	—	849,926,347
	$14,416,602	$—	$954	$2,831,406,254

(r)	During the six months ended November 31, 2012, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

32

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

33

Board Review of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one- and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge an advisory fee for providing investment advisory services to the Fund, but that the Fund pays its pro rata share of the advisory fees paid by the underlying funds in which it invests (the “Underlying Funds”).

In assessing the reasonableness of the Fund’s expenses, the Trustees considered, among other information, the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Fund’s total expense ratio was expected to be relatively low because, as noted above, the Fund does not bear advisory expenses. The Trustees considered that MFS has agreed to implement an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s total expense ratio was approximately at the Lipper expense

34

Board Review of Investment Advisory Agreement – continued

group median. Because the Fund does not pay an advisory fee, the Trustees did not consider the extent to which economies of scale would be realized due to the Fund’s growth of assets, whether fee levels reflect economies of scale for shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

35

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

36

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2012

MFS® INTERNATIONAL GROWTH FUND

FGF-SEM

MFS® INTERNATIONAL GROWTH FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Japan Tobacco, Inc.	2.7%
LVMH Moet Hennessy Louis Vuitton S.A.	2.7%
Groupe Danone	2.6%
Diageo PLC	2.4%
Nestle S.A.	2.3%
Compass Group PLC	2.2%
Linde AG	2.0%
Pernod Ricard S.A.	1.9%
Reckitt Benckiser Group PLC	1.9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1.8%

Equity sectors
Consumer Staples	18.9%
Technology	11.0%
Financial Services	10.9%
Retailing	10.5%
Basic Materials	8.1%
Health Care	7.9%
Special Products & Services	7.9%
Industrial Goods & Services	7.2%
Energy	4.8%
Transportation	3.9%
Autos & Housing	3.6%
Utilities & Communications	2.2%
Leisure	1.8%

Issuer country weightings (x)
United Kingdom	16.7%
France	13.8%
Japan	11.7%
Switzerland	9.2%
Germany	8.6%
Hong Kong	3.9%
Brazil	3.8%
United States	3.3%
Canada	2.9%
Other Countries	26.1%

Currency exposure weightings (y)
Euro	28.4%
British Pound Sterling	16.7%
Japanese Yen	11.7%
United States Dollar	10.6%
Swiss Franc	9.2%
Hong Kong Dollar	5.1%
Brazilian Real	3.8%
Danish Krone	2.2%
Australian Dollar	2.2%
Other Currencies	10.1%

2

Portfolio Composition – continued

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2012 through November 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	1.32%	$1,000.00	$1,144.97	$7.10
	Hypothetical (h)	1.32%	$1,000.00	$1,018.45	$6.68
B	Actual	2.07%	$1,000.00	$1,140.98	$11.11
	Hypothetical (h)	2.07%	$1,000.00	$1,014.69	$10.45
C	Actual	2.07%	$1,000.00	$1,140.87	$11.11
	Hypothetical (h)	2.07%	$1,000.00	$1,014.69	$10.45
I	Actual	1.07%	$1,000.00	$1,146.70	$5.76
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R1	Actual	2.07%	$1,000.00	$1,140.70	$11.11
	Hypothetical (h)	2.07%	$1,000.00	$1,014.69	$10.45
R2	Actual	1.57%	$1,000.00	$1,143.43	$8.44
	Hypothetical (h)	1.57%	$1,000.00	$1,017.20	$7.94
R3	Actual	1.32%	$1,000.00	$1,145.05	$7.10
	Hypothetical (h)	1.32%	$1,000.00	$1,018.45	$6.68
R4	Actual	1.07%	$1,000.00	$1,146.62	$5.76
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R5	Actual	0.99%	$1,000.00	$1,146.76	$5.33
	Hypothetical (h)	0.99%	$1,000.00	$1,020.10	$5.01

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.7%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Rolls-Royce Holdings PLC	1,747,586	$24,933,075
Rolls-Royce Holdings PLC, IPS (a)	112,032,436	179,493

		$25,112,568
Airlines - 1.2%
Copa Holdings S.A., “A”	308,770	$29,283,747

Alcoholic Beverages - 7.1%
Carlsberg A.S., “B”	289,175	$28,154,775
Diageo PLC	2,000,911	59,530,982
Heineken N.V.	587,260	38,730,343
Pernod Ricard S.A.	407,442	46,133,008

		$172,549,108
Apparel Manufacturers - 5.9%
Cia.Hering S.A.	781,500	$17,496,705
Compagnie Financiere Richemont S.A.	379,115	29,230,352
Li & Fung Ltd.	20,208,400	33,271,294
LVMH Moet Hennessy Louis Vuitton S.A.	372,904	65,423,881

		$145,422,232
Automotive - 3.1%
Bayerische Motoren Werke AG	365,398	$32,405,160
Guangzhou Automobile Group Co. Ltd., “H”	13,264,000	10,799,185
Honda Motor Co. Ltd.	1,016,600	33,691,408

		$76,895,753
Broadcasting - 1.0%
Publicis Groupe S.A.	431,254	$24,394,942

Brokerage & Asset Managers - 1.1%
Aberdeen Asset Management PLC	2,798,645	$15,155,417
BM&F Bovespa S.A.	1,928,800	11,590,131

		$26,745,548
Business Services - 7.9%
Accenture PLC, “A”	425,630	$28,908,790
Amadeus IT Holding S.A.	605,321	14,131,150
Brenntag AG	193,090	24,961,661
Capita Group PLC	1,923,972	23,504,010

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
Compass Group PLC	4,738,210	$54,733,465
Experian Group Ltd.	1,150,992	19,122,930
Intertek Group PLC	376,357	18,632,102
LPS Brasil - Consultoria de Imoveis S.A.	446,600	8,146,981

		$192,141,089
Computer Software - 4.7%
Check Point Software Technologies Ltd. (a)	834,100	$38,510,397
Dassault Systems S.A.	223,471	25,285,278
OBIC Co. Ltd.	97,140	21,552,624
SAP AG	386,620	30,189,249

		$115,537,548
Computer Software - Systems - 0.8%
NICE Systems Ltd., ADR (a)	581,210	$19,633,274

Construction - 0.5%
Bellway PLC	825,065	$13,185,738

Consumer Products - 4.0%
L’Oreal S.A.	131,770	$17,882,833
Reckitt Benckiser Group PLC	731,685	46,011,584
Uni-Charm Corp.	660,200	33,716,771

		$97,611,188
Electrical Equipment - 2.4%
Legrand S.A.	226,641	$9,178,768
Mettler-Toledo International, Inc. (a)	116,350	21,767,922
Schneider Electric S.A.	385,592	27,100,086

		$58,046,776
Electronics - 4.0%
ASML Holding N.V. (l)	198,151	$12,398,308
Infineon Technologies AG	1,336,413	10,247,678
Samsung Electronics Co. Ltd.	23,973	31,127,153
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,605,995	45,005,534

		$98,778,673
Energy - Independent - 0.8%
INPEX Corp.	3,555	$19,061,200

Energy - Integrated - 2.7%
BG Group PLC	2,073,265	$35,542,008
OAO Gazprom, ADR	1,874,860	16,667,505

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Energy - Integrated - continued
Suncor Energy, Inc.	464,564	$15,180,699

		$67,390,212
Engineering - Construction - 1.0%
JGC Corp.	730,400	$24,055,753

Food & Beverages - 5.1%
Groupe Danone	1,020,713	$64,748,280
M. Dias Branco S.A. Industria e Comercio de Alimentos	147,500	4,916,897
Nestle S.A.	842,860	55,162,900

		$124,828,077
Food & Drug Stores - 2.9%
CP All PLC	11,494,300	$14,793,902
Dairy Farm International Holdings Ltd.	928,200	10,005,996
Lawson, Inc.	504,600	34,156,220
Sundrug Co. Ltd.	326,200	11,697,061

		$70,653,179
Gaming & Lodging - 0.8%
Sands China Ltd.	4,448,400	$18,969,784

General Merchandise - 0.4%
Lojas Renner S.A.	241,700	$8,839,786

Insurance - 1.4%
AIA Group Ltd.	8,689,800	$33,805,253

Internet - 0.8%
Yahoo Japan Corp.	58,619	$19,683,071

Machinery & Tools - 2.8%
KONE Oyj “B”	264,013	$19,777,669
Schindler Holding AG	182,881	25,655,045
Weir Group PLC	749,300	22,689,290

		$68,122,004
Major Banks - 2.3%
HSBC Holdings PLC	2,661,682	$27,194,179
Standard Chartered PLC	1,294,055	30,166,095

		$57,360,274

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - 1.0%
Fleury S.A.	592,200	$6,374,298
Fresenius Medical Care AG & Co. KGaA	273,853	18,805,234

		$25,179,532
Medical Equipment - 2.4%
Essilor International S.A.	230,768	$22,284,319
Sonova Holding AG	335,919	36,683,935

		$58,968,254
Metals & Mining - 1.6%
Iluka Resources Ltd.	683,138	$5,867,352
Rio Tinto Ltd.	533,090	32,684,532

		$38,551,884
Network & Telecom - 0.7%
Ericsson, Inc., “B”	1,777,670	$16,565,420

Oil Services - 1.3%
Saipem S.p.A.	486,428	$21,654,730
Technip	89,650	10,414,210

		$32,068,940
Other Banks & Diversified Financials - 6.1%
Banco Santander Chile, ADR	515,877	$13,892,568
Bank Rakyat Indonesia	17,688,500	12,998,793
Credicorp Ltd.	198,150	27,721,185
Grupo Financiero Santander Mexico S.A.B. de C.V., ADR (a)	794,620	11,609,398
HDFC Bank Ltd.	1,832,440	23,714,425
Itau Unibanco Holding S.A., ADR	1,609,100	24,377,865
Julius Baer Group Ltd.	552,743	18,931,761
Siam Commercial Bank Co. Ltd.	3,270,700	17,317,978

		$150,563,973
Pharmaceuticals - 4.5%
Bayer AG	269,438	$24,371,558
Novo Nordisk A/S, “B”	168,514	26,762,243
Roche Holding AG	188,108	37,024,818
Santen Pharmaceutical Co. Ltd.	511,200	21,921,417

		$110,080,036
Precious Metals & Minerals - 1.1%
Goldcorp, Inc.	289,510	$11,281,957
Newcrest Mining Ltd.	546,058	14,617,059

		$25,899,016

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Railroad & Shipping - 2.7%
Canadian National Railway Co.	492,270	$44,220,614
Kuehne & Nagel, Inc. AG	176,810	21,292,755

		$65,513,369
Specialty Chemicals - 5.4%
Akzo Nobel N.V.	333,679	$19,068,487
Croda International PLC	469,082	17,894,169
L’Air Liquide S.A.	203,361	24,837,440
Linde AG	279,090	48,256,957
Symrise AG	634,089	22,080,404

		$132,137,457
Specialty Stores - 1.3%
Industria de Diseno Textil S.A.	226,873	$31,099,309

Telecommunications - Wireless - 1.0%
MTN Group Ltd.	748,811	$13,782,051
TIM Participacoes S.A., ADR	632,770	11,219,012

		$25,001,063
Telephone Services - 1.2%
China Unicom (Hong Kong) Ltd.	18,222,000	$28,402,075

Tobacco - 2.7%
Japan Tobacco, Inc.	2,205,200	$66,074,410
Total Common Stocks (Identified Cost, $2,087,226,580)		$2,414,211,515

Money Market Funds - 1.1%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	26,160,820	$26,160,820

Collateral for Securities Loaned - 0.1%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)	1,293,521	$1,293,521
Total Investments (Identified Cost, $2,114,680,921)		$2,441,665,856

Other Assets, Less Liabilities - 0.1%		2,929,559
Net Assets - 100.0%		$2,444,595,415

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,088,520,101)	$2,415,505,036
Underlying affiliated funds, at cost and value	26,160,820
Total investments, at value, including $1,030,090 of securities on loan (identified cost, $2,114,680,921)	$2,441,665,856
Foreign currency, at value (identified cost, $1,009,950)	1,005,847
Receivables for
Investments sold	3,050,720
Fund shares sold	3,456,583
Interest and dividends	2,070,469
Total assets	$2,451,249,475
Liabilities
Payables for
Investments purchased	$13,242
Fund shares reacquired	3,003,224
Collateral for securities loaned, at value	1,293,521
Payable to affiliates
Investment adviser	111,702
Shareholder servicing costs	892,193
Distribution and service fees	7,074
Payable for independent Trustees’ compensation	3,431
Deferred country tax expense payable	1,211,788
Accrued expenses and other liabilities	117,885
Total liabilities	$6,654,060
Net assets	$2,444,595,415
Net assets consist of
Paid-in capital	$2,093,227,837
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $1,211,788 deferred country tax)	325,732,132
Accumulated net realized gain (loss) on investments and foreign currency	(558,174)
Undistributed net investment income	26,193,620
Net assets	$2,444,595,415
Shares of beneficial interest outstanding	96,155,262

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$253,367,069	10,217,669	$24.80
Class B	13,812,565	590,560	23.39
Class C	33,801,491	1,474,876	22.92
Class I	735,817,364	26,974,788	27.28
Class R1	796,703	35,090	22.70
Class R2	18,639,593	811,831	22.96
Class R3	34,103,208	1,384,680	24.63
Class R4	191,877,697	7,740,755	24.79
Class R5 (formerly Class W)	1,162,379,725	46,925,013	24.77

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $26.31 [100 / 94.25 x $24.80]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$18,113,896
Interest	214,968
Dividends from underlying affiliated funds	17,847
Foreign taxes withheld	(1,459,902)
Total investment income	$16,886,809
Expenses
Management fee	$9,356,743
Distribution and service fees	593,557
Shareholder servicing costs	1,553,992
Administrative services fee	161,058
Independent Trustees’ compensation	20,874
Custodian fee	278,398
Shareholder communications	39,178
Audit and tax fees	31,893
Legal fees	13,605
Miscellaneous	138,286
Total expenses	$12,187,584
Fees paid indirectly	(43)
Reduction of expenses by investment adviser	(3,015)
Net expenses	$12,184,526
Net investment income	$4,702,283
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $105,035 country tax)	$26,279,627
Foreign currency	(171,530)
Net realized gain (loss) on investments and foreign currency	$26,108,097
Change in unrealized appreciation (depreciation)
Investments (net of $613,083 decrease in deferred country tax)	$272,809,629
Translation of assets and liabilities in foreign currencies	9,165
Net unrealized gain (loss) on investments and foreign currency translation	$272,818,794
Net realized and unrealized gain (loss) on investments and foreign currency	$298,926,891
Change in net assets from operations	$303,629,174

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/12 (unaudited)	Year ended 5/31/12
From operations
Net investment income	$4,702,283	$22,376,025
Net realized gain (loss) on investments and foreign currency	26,108,097	86,075,319
Net unrealized gain (loss) on investments and foreign currency translation	272,818,794	(415,268,484)
Change in net assets from operations	$303,629,174	$(306,817,140)
Distributions declared to shareholders
From net investment income	$—	$(19,146,186)
Change in net assets from fund share transactions	$141,719,112	$351,520,137
Total change in net assets	$445,348,286	$25,556,811
Net assets
At beginning of period	1,999,247,129	1,973,690,318
At end of period (including undistributed net investment income of $26,193,620 and $21,491,337, respectively)	$2,444,595,415	$1,999,247,129

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.66		$25.60	$19.23	$17.30	$26.73	$27.97
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.21	$0.21	$0.20	$0.19	$0.29
Net realized and unrealized gain (loss) on investments and foreign currency	3.12		(3.96)	6.35	1.91	(8.97)	0.94
Total from investment operations	$3.14		$(3.75)	$6.56	$2.11	$(8.78)	$1.23
Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.19)	$(0.18)	$(0.21)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.44)	(2.25)
Total distributions declared to shareholders	$—		$(0.19)	$(0.19)	$(0.18)	$(0.65)	$(2.47)
Net asset value, end of period (x)	$24.80		$21.66	$25.60	$19.23	$17.30	$26.73
Total return (%) (r)(s)(t)(x)	14.50	(n)	(14.60)	34.20	12.12	(32.59)	4.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.32	1.33	1.40	1.54	1.46
Expenses after expense reductions (f)	1.32	(a)	1.32	1.33	1.40	1.54	1.46
Net investment income (I)	0.19	(a)	0.92	0.92	1.00	1.08	1.07
Portfolio turnover	16	(n)	39	58	45	81	55
Net assets at end of period (000 omitted)	$253,367		$215,037	$282,410	$274,384	$214,115	$361,362

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$20.50		$24.22	$18.20	$16.36	$25.35	$26.61
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$0.05	$0.04	$0.04	$0.08
Net realized and unrealized gain (loss) on investments and foreign currency	2.95		(3.73)	5.99	1.80	(8.48)	0.92
Total from investment operations	$2.89		$(3.70)	$6.04	$1.84	$(8.44)	$1.00
Less distributions declared to shareholders
From net investment income	$—		$(0.02)	$(0.02)	$—	$(0.11)	$(0.01)
From net realized gain on investments	—		—	—	—	(0.44)	(2.25)
Total distributions declared to shareholders	$—		$(0.02)	$(0.02)	$—	$(0.55)	$(2.26)
Net asset value, end of period (x)	$23.39		$20.50	$24.22	$18.20	$16.36	$25.35
Total return (%) (r)(s)(t)(x)	14.10	(n)	(15.26)	33.17	11.26	(33.03)	3.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.07	2.08	2.15	2.20	2.11
Expenses after expense reductions (f)	2.07	(a)	2.07	2.08	2.15	2.20	2.11
Net investment income (loss) (I)	(0.55	)(a)	0.14	0.25	0.21	0.21	0.30
Portfolio turnover	16	(n)	39	58	45	81	55
Net assets at end of period (000 omitted)	$13,813		$12,830	$17,387	$15,153	$16,363	$37,507

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$20.09		$23.77	$17.90	$16.14	$25.05	$26.37
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.03	$0.07	$0.06	$0.05	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		(3.66)	5.87	1.77	(8.39)	0.90
Total from investment operations	$2.83		$(3.63)	$5.94	$1.83	$(8.34)	$0.99
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.07)	$(0.07)	$(0.13)	$(0.06)
From net realized gain on investments	—		—	—	—	(0.44)	(2.25)
Total distributions declared to shareholders	$—		$(0.05)	$(0.07)	$(0.07)	$(0.57)	$(2.31)
Net asset value, end of period (x)	$22.92		$20.09	$23.77	$17.90	$16.14	$25.05
Total return (%) (r)(s)(t)(x)	14.09	(n)	(15.26)	33.22	11.28	(33.05)	3.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.07	2.08	2.15	2.21	2.11
Expenses after expense reductions (f)	2.07	(a)	2.07	2.08	2.15	2.21	2.11
Net investment income (loss) (I)	(0.55	)(a)	0.16	0.31	0.31	0.31	0.36
Portfolio turnover	16	(n)	39	58	45	81	55
Net assets at end of period (000 omitted)	$33,801		$31,432	$40,549	$29,539	$22,107	$41,990

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.79		$28.12	$21.10	$18.96	$29.17	$30.30
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.32	$0.33	$0.28	$0.32	$0.41
Net realized and unrealized gain (loss) on investments and foreign currency	3.44		(4.38)	6.93	2.09	(9.84)	1.02
Total from investment operations	$3.49		$(4.06)	$7.26	$2.37	$(9.52)	$1.43
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.24)	$(0.23)	$(0.25)	$(0.31)
From net realized gain on investments	—		—	—	—	(0.44)	(2.25)
Total distributions declared to shareholders	$—		$(0.27)	$(0.24)	$(0.23)	$(0.69)	$(2.56)
Net asset value, end of period (x)	$27.28		$23.79	$28.12	$21.10	$18.96	$29.17
Total return (%) (r)(s)(x)	14.67	(n)	(14.40)	34.52	12.42	(32.37)	4.61
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.08	1.15	1.21	1.11
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.15	1.21	1.11
Net investment income (l)	0.38	(a)	1.27	1.32	1.28	1.64	1.38
Portfolio turnover	16	(n)	39	58	45	81	55
Net assets at end of period (000 omitted)	$735,817		$1,508,177	$1,357,929	$899,052	$739,374	$859,767

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R1			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$19.90		$23.73	$17.91	$16.21	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.06)		$0.13	$0.08	$0.05	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	2.86		(3.76)	5.85	1.79	(1.91	)(g)
Total from investment operations	$2.80		$(3.63)	$5.93	$1.84	$(1.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.11)	$(0.14)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.20)	$(0.11)	$(0.14)	$(0.69)
Net asset value, end of period (x)	$22.70		$19.90	$23.73	$17.91	$16.21
Total return (%) (r)(s)(x)	14.07	(n)	(15.28)	33.18	11.28	(9.27	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.07	(a)	2.08	2.07	2.15	2.29	(a)
Expenses after expense reductions (f)	2.07	(a)	2.08	2.07	2.15	2.29	(a)
Net investment income (loss) (l)	(0.58	)(a)	0.61	0.37	0.29	1.03	(a)
Portfolio turnover	16	(n)	39	58	45	81	(n)
Net assets at end of period (000 omitted)	$797		$537	$197	$108	$91

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R2			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$20.08		$23.86	$17.98	$16.27	$18.71
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)		$0.20	$0.29	$0.19	$0.14
Net realized and unrealized gain (loss) on investments and foreign currency	2.89		(3.75)	5.79	1.75	(1.89	)(g)
Total from investment operations	$2.88		$(3.55)	$6.08	$1.94	$(1.75)
Less distributions declared to shareholders
From net investment income	$—		$(0.23)	$(0.20)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.23)	$(0.20)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$22.96		$20.08	$23.86	$17.98	$16.27
Total return (%) (r)(s)(x)	14.34	(n)	(14.84)	33.89	11.80	(8.94	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.57	(a)	1.58	1.57	1.65	1.79	(a)
Expenses after expense reductions (f)	1.57	(a)	1.58	1.57	1.65	1.79	(a)
Net investment income (loss) (l)	(0.09	)(a)	0.93	1.31	1.02	1.53	(a)
Portfolio turnover	16	(n)	39	58	45	81	(n)
Net assets at end of period (000 omitted)	$18,640		$11,521	$6,297	$1,491	$92

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R3			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$21.51		$25.48	$19.15	$17.26	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.24	$0.24	$0.24	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	3.10		(3.97)	6.30	1.87	(2.06	)(g)
Total from investment operations	$3.12		$(3.73)	$6.54	$2.11	$(1.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.21)	$(0.22)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.24)	$(0.21)	$(0.22)	$(0.69)
Net asset value, end of period (x)	$24.63		$21.51	$25.48	$19.15	$17.26
Total return (%) (r)(s)(x)	14.50	(n)	(14.61)	34.23	12.12	(8.82	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.32	(a)	1.33	1.33	1.40	1.53	(a)
Expenses after expense reductions (f)	1.32	(a)	1.33	1.33	1.40	1.53	(a)
Net investment income (l)	0.14	(a)	1.06	1.07	1.20	2.46	(a)
Portfolio turnover	16	(n)	39	58	45	81	(n)
Net assets at end of period (000 omitted)	$34,103		$16,606	$9,455	$7,016	$3,240

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R4			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$21.62		$25.59	$19.22	$17.29	$19.77
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.36	$0.32	$0.42	$0.26
Net realized and unrealized gain (loss) on investments and foreign currency	3.12		(4.06)	6.29	1.74	(2.05	)(g)
Total from investment operations	$3.17		$(3.70)	$6.61	$2.16	$(1.79)
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.24)	$(0.23)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.44)
Total distributions declared to shareholders	$—		$(0.27)	$(0.24)	$(0.23)	$(0.69)
Net asset value, end of period (x)	$24.79		$21.62	$25.59	$19.22	$17.29
Total return (%) (r)(s)(x)	14.66	(n)	(14.42)	34.51	12.40	(8.66	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.07	1.08	1.15	1.29	(a)
Expenses after expense reductions (f)	1.07	(a)	1.07	1.08	1.15	1.29	(a)
Net investment income (l)	0.47	(a)	1.59	1.37	2.07	2.64	(a)
Portfolio turnover	16	(n)	39	58	45	81	(n)
Net assets at end of period (000 omitted)	$191,878		$203,007	$115,489	$40,781	$5,018

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R5 (formerly Class W)			2012	2011	2010	2009	2008

Net asset value, beginning of period	$21.59		$25.57	$19.21	$17.30	$26.72	$27.98
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.22	$0.52	$0.25	$0.33	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	3.12		(3.94)	6.07	1.88	(9.06)	0.93
Total from investment operations	$3.18		$(3.72)	$6.59	$2.13	$(8.73)	$1.29
Less distributions declared to shareholders
From net investment income	$—		$(0.26)	$(0.23)	$(0.22)	$(0.25)	$(0.30)
From net realized gain on investments	—		—	—	—	(0.44)	(2.25)
Total distributions declared to shareholders	$—		$(0.26)	$(0.23)	$(0.22)	$(0.69)	$(2.55)
Net asset value, end of period (x)	$24.77		$21.59	$25.57	$19.21	$17.30	$26.72
Total return (%) (r)(s)(x)	14.73	(n)	(14.50)	34.39	12.25	(32.39)	4.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.99	(a)	1.17	1.17	1.25	1.35	1.22
Expenses after expense reductions (f)	0.99	(a)	1.17	1.17	1.25	1.35	1.22
Net investment income (l)	0.54	(a)	0.95	2.23	1.25	2.04	1.39
Portfolio turnover	16	(n)	39	58	45	81	55
Net assets at end of period (000 omitted)	$1,162,380		$100	$143,976	$25,338	$13,782	$4,409

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class’ inception, October 1, 2008 (Classes R1, R2, R3, and R4) through the stated period end.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net asset values which include adjustments made in accordance with the U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Growth Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at

26

Notes to Financial Statements (unaudited) – continued

amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires

27

Notes to Financial Statements (unaudited) – continued

judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$408,295,045	$179,493	$—	$408,474,538
France	337,683,045	—	—	337,683,045
Japan	285,609,934	—	—	285,609,934
Switzerland	223,981,565	—	—	223,981,565
Germany	211,317,902	—	—	211,317,902
Hong Kong	96,052,327	—	—	96,052,327
Brazil	92,961,675	—	—	92,961,675
Canada	70,683,270	—	—	70,683,270
Netherlands	70,197,138	—	—	70,197,138
Other Countries	585,138,241	32,111,880	—	617,250,121
Mutual Funds	27,454,341	—	—	27,454,341
Total Investments	$2,409,374,483	$32,291,373	$—	$2,441,665,856

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $1,321,965,638 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and

28

Notes to Financial Statements (unaudited) – continued

federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

29

Notes to Financial Statements (unaudited) – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/12
Ordinary income (including any short-term capital gains)	$19,146,186

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12
Cost of investments	$2,136,375,276
Gross appreciation	375,918,588
Gross depreciation	(70,628,008)
Net unrealized appreciation (depreciation)	$305,290,580

As of 5/31/12
Undistributed ordinary income	21,894,625
Capital loss carryforwards	(4,971,915)
Other temporary differences	(1,052,173)
Net unrealized appreciation (depreciation)	31,867,867

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
5/31/18	$(4,971,915)

30

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/12	Year ended 5/31/12
Class A	$—	$1,925,738
Class B	—	15,613
Class C	—	80,161
Class I	—	13,333,103
Class R1	—	4,213
Class R2	—	95,970
Class R3	—	153,195
Class R4	—	1,275,917
Class R5 (formerly Class W)	—	2,262,276
Total	$—	$19,146,186

On May 30, 2012, Class W shares were redesignated Class R5. See Note 5 for additional information.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.83% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $56,678 for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and

31

Notes to Financial Statements (unaudited) – continued

another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$290,897
Class B	0.75%	0.25%	1.00%	1.00%	67,930
Class C	0.75%	0.25%	1.00%	1.00%	161,303
Class R1	0.75%	0.25%	1.00%	1.00%	3,347
Class R2	0.25%	0.25%	0.50%	0.50%	37,780
Class R3	—	0.25%	0.25%	0.25%	32,300
Total Distribution and Service Fees					$593,557

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2012 based on each class’ average daily net assets. Effective May 30, 2012, Class W shares were redesignated Class R5 shares. Effective May 31, 2012, the 0.10% Class W distribution fee was eliminated. See Note 5 for additional information.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

Amount
Class A	$178
Class B	8,214
Class C	2,106

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2012, the fee was $99,349, which equated to 0.0088% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended November 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $712,493. Effective with the redesignation of Class W to Class R5 on May 30, 2012 (as discussed in Note 5), Class R5 shares do not incur sub-accounting fees.

32

Notes to Financial Statements (unaudited) – continued

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2012, these costs for the fund amounted to $742,150 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.0143% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $51 and is included in independent Trustees’ compensation for the six months ended November 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $3,422 at November 30, 2012, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $8,100 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,015, which is shown as a reduction of total expenses

33

Notes to Financial Statements (unaudited) – continued

in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $490,915,448 and $349,947,826, respectively.

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	1,596,706	$37,502,464	3,099,642	$71,438,788
Class B	39,407	857,792	139,235	3,043,934
Class C	101,216	2,204,182	352,684	7,527,904
Class I	6,838,742	175,013,463	19,991,217	504,214,816
Class R1	10,696	226,540	33,278	690,592
Class R2	384,752	8,283,158	436,200	9,438,149
Class R3	761,140	17,526,093	645,935	14,798,008
Class R4	891,685	20,663,620	6,555,147	156,034,065
Class R5 (formerly Class W)	48,098,517	1,049,795,610	5,139,201	112,210,467
	58,722,861	$1,312,072,922	36,392,539	$879,396,723

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	79,185	$1,634,374
Class B	—	—	740	14,510
Class C	—	—	2,873	55,226
Class I	—	—	540,336	12,238,579
Class R1	—	—	221	4,213
Class R2	—	—	4,386	84,037
Class R3	—	—	7,473	153,195
Class R4	—	—	44,764	921,705
Class R5 (formerly Class W)	—	—	107,687	2,215,132
	—	$—	787,665	$17,320,971

34

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,308,382)	$(30,296,547)	(4,281,049)	$(97,799,484)
Class B	(74,598)	(1,648,638)	(232,027)	(4,986,982)
Class C	(190,836)	(4,065,622)	(496,784)	(10,415,729)
Class I	(43,269,452)	(1,039,986,605)	(5,418,386)	(135,309,114)
Class R1	(2,561)	(56,936)	(14,864)	(306,330)
Class R2	(146,731)	(3,207,184)	(130,720)	(2,771,072)
Class R3	(148,470)	(3,456,704)	(252,540)	(5,828,688)
Class R4	(2,539,811)	(60,198,219)	(1,724,096)	(38,608,520)
Class R5 (formerly Class W)	(1,178,134)	(27,437,355)	(10,873,283)	(249,171,638)
	(48,858,975)	$(1,170,353,810)	(23,423,749)	$(545,197,557)

Net change
Class A	288,324	$7,205,917	(1,102,222)	$(24,726,322)
Class B	(35,191)	(790,846)	(92,052)	(1,928,538)
Class C	(89,620)	(1,861,440)	(141,227)	(2,832,599)
Class I	(36,430,710)	(864,973,142)	15,113,167	381,144,281
Class R1	8,135	169,604	18,635	388,475
Class R2	238,021	5,075,974	309,866	6,751,114
Class R3	612,670	14,069,389	400,868	9,122,515
Class R4	(1,648,126)	(39,534,599)	4,875,815	118,347,250
Class R5 (formerly Class W)	46,920,383	1,022,358,255	(5,626,395)	(134,746,039)
	9,863,886	$141,719,112	13,756,455	$351,520,137

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 29%, 7%, 5%, and 2%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated

35

Notes to Financial Statements (unaudited) – continued

Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, the fund’s commitment fee and interest expense were $6,776 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	22,463,466	256,551,097	(252,853,743)	26,160,820

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$17,847	$26,160,820

36

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

37

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

38

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other

39

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

40

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

41

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2012

MFS® INTERNATIONAL VALUE FUND

FGI-SEM

MFS® INTERNATIONAL VALUE FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings
KDDI Corp.	3.6%
Heineken N.V.	3.0%
Groupe Danone	2.8%
Royal Dutch Shell PLC, “A”	2.7%
HSBC Holdings PLC	2.6%
Nestle S.A.	2.5%
Roche Holding AG	2.5%
Kao Corp.	2.3%
Japan Tobacco, Inc.	2.3%
GlaxoSmithKline PLC	2.3%

Equity sectors
Consumer Staples	20.2%
Financial Services	18.9%
Health Care	9.9%
Utilities & Communications	9.7%
Technology	8.8%
Special Products & Services	5.9%
Energy	5.5%
Industrial Goods & Services	4.5%
Basic Materials	3.3%
Leisure	3.1%
Retailing	1.9%
Autos & Housing	1.4%
Transportation	1.3%

Issuer country weightings (i)(x)
United Kingdom	25.6%
Japan	25.5%
Switzerland	10.8%
Germany	9.4%
France	5.8%
United States	5.6%
Netherlands	4.8%
Taiwan	1.9%
Italy	1.9%
Other Countries	8.7%

Currency exposure weightings (i)(y)
British Pound Sterling	25.6%
Euro	24.6%
Japanese Yen	24.4%
Swiss Franc	10.8%
United States Dollar	6.3%
Taiwan Dollar	1.9%
Swedish Krona	1.7%
Danish Krone	1.1%
Norwegian Krone	1.1%
Other Currencies	2.5%

2

Portfolio Composition – continued

(i)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2012 through November 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	1.12%	$1,000.00	$1,137.09	$6.00
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
B	Actual	1.87%	$1,000.00	$1,132.51	$10.00
	Hypothetical (h)	1.87%	$1,000.00	$1,015.69	$9.45
C	Actual	1.87%	$1,000.00	$1,132.67	$10.00
	Hypothetical (h)	1.87%	$1,000.00	$1,015.69	$9.45
I	Actual	0.87%	$1,000.00	$1,138.47	$4.66
	Hypothetical (h)	0.87%	$1,000.00	$1,020.71	$4.41
R1	Actual	1.87%	$1,000.00	$1,132.47	$10.00
	Hypothetical (h)	1.87%	$1,000.00	$1,015.69	$9.45
R2	Actual	1.37%	$1,000.00	$1,135.80	$7.34
	Hypothetical (h)	1.37%	$1,000.00	$1,018.20	$6.93
R3	Actual	1.12%	$1,000.00	$1,137.25	$6.00
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
R4	Actual	0.88%	$1,000.00	$1,138.48	$4.72
	Hypothetical (h)	0.88%	$1,000.00	$1,020.66	$4.46
R5	Actual	0.82%	$1,000.00	$1,138.84	$4.40
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 94.4%
Issuer	Shares/Par	Value ($)
Aerospace - 1.0%
Cobham PLC	21,004,942	$71,344,537

Alcoholic Beverages - 3.0%
Heineken N.V.	3,271,174	$215,736,968

Automotive - 0.7%
USS Co. Ltd.	479,780	$51,100,484

Broadcasting - 1.4%
Fuji Television Network, Inc.	37,822	$55,011,316
Nippon Television Holdings, Inc.	3,835,000	50,196,700

		$105,208,016
Brokerage & Asset Managers - 1.8%
Computershare Ltd.	4,451,836	$40,419,624
Daiwa Securities Group, Inc.	16,864,000	74,669,255
IG Group Holdings PLC	2,395,680	16,254,948

		$131,343,827
Business Services - 5.9%
Amadeus IT Holding S.A.	4,327,669	$101,028,942
Brenntag AG	369,736	47,797,528
Bunzl PLC	5,680,587	93,650,901
Compass Group PLC	10,635,966	122,861,433
Nomura Research, Inc.	3,184,200	61,455,234

		$426,794,038
Chemicals - 1.1%
Givaudan S.A.	78,100	$78,420,255

Computer Software - 0.7%
OBIC Co. Ltd.	235,400	$52,228,616

Computer Software - Systems - 2.1%
Asustek Computer, Inc.	3,028,220	$33,404,850
Canon, Inc.	1,576,400	55,131,451
Nintendo Co. Ltd.	336,000	40,270,274
Venture Corp. Ltd.	3,989,500	25,559,471

		$154,366,046

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - 0.7%
Geberit AG	235,097	$49,673,025

Consumer Products - 7.0%
Henkel KGaA, IPS	1,856,211	$155,105,711
Kao Corp.	6,186,700	169,836,867
KOSE Corp.	1,197,300	25,431,823
Reckitt Benckiser Group PLC	2,526,914	158,903,511

		$509,277,912
Containers - 0.4%
Brambles Ltd.	3,724,648	$28,142,175

Electrical Equipment - 1.9%
Legrand S.A.	2,236,095	$90,559,950
Spectris PLC	1,434,063	44,182,561

		$134,742,511
Electronics - 3.4%
ASM International N.V.	661,232	$23,176,078
Halma PLC	7,126,063	49,846,740
Hirose Electric Co. Ltd.	340,220	38,712,484
Samsung Electronics Co. Ltd.	22,501	29,215,871
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,089,632	105,167,945

		$246,119,118
Energy - Independent - 0.6%
Cairn Energy PLC	10,393,634	$44,744,376

Energy - Integrated - 4.9%
BP PLC	23,209,929	$160,493,933
Royal Dutch Shell PLC, “A”	5,818,431	194,783,262

		$355,277,195
Food & Beverages - 5.6%
Groupe Danone	3,225,693	$204,619,785
ITO EN Ltd.	894,200	16,498,795
Nestle S.A.	2,808,292	183,795,090

		$404,913,670
Food & Drug Stores - 1.3%
Lawson, Inc.	1,340,700	$90,751,574

Insurance - 6.6%
Amlin PLC	3,833,378	$23,731,333

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Insurance - continued
Catlin Group Ltd.	3,908,758	$30,234,961
Delta Lloyd N.V.	2,092,870	31,233,616
Euler Hermes	272,572	21,624,117
Hiscox Ltd.	6,874,060	52,951,851
ING Groep N.V. (a)	7,306,987	65,666,474
Jardine Lloyd Thompson Group PLC	2,561,806	31,562,831
Swiss Re Ltd.	1,725,295	124,272,625
Zurich Insurance Group AG	373,841	95,406,708

		$476,684,516
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	484,000	$19,815,612

Machinery & Tools - 1.6%
Glory Ltd.	1,267,000	$28,034,306
Neopost S.A.	1,090,016	56,952,930
Schindler Holding AG	239,273	33,565,868

		$118,553,104
Major Banks - 3.6%
HSBC Holdings PLC	18,746,433	$191,530,716
Sumitomo Mitsui Financial Group, Inc.	2,041,300	65,719,782

		$257,250,498
Medical & Health Technology & Services - 0.7%
Kobayashi Pharmaceutical Co. Ltd.	1,086,200	$54,155,177

Medical Equipment - 0.4%
Nihon Kohden Corp.	988,700	$32,442,937

Network & Telecom - 2.6%
Ericsson, Inc., “B”	12,998,597	$121,128,907
Nokia Oyj (l)	19,235,678	63,793,289

		$184,922,196
Other Banks & Diversified Financials - 4.2%
Anglo Irish Bank Corp. PLC (a)	851,990	$0
Chiba Bank Ltd.	4,315,000	25,753,381
DnB NOR A.S.A.	6,279,006	78,204,216
Hachijuni Bank Ltd.	4,236,000	21,427,937
Joyo Bank Ltd.	6,089,000	29,693,431
Julius Baer Group Ltd.	1,023,160	35,043,810
Jyske Bank A.S. (a)	422,977	12,092,852
North Pacific Bank Ltd. (a)	6,338,200	16,530,758

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Sydbank A.S. (a)	689,263	$12,388,302
UniCredit S.p.A. (a)	13,893,447	64,687,497
Unione di Banche Italiane S.c.p.A.	2,263,365	8,842,638

		$304,664,822
Pharmaceuticals - 8.8%
Bayer AG	1,740,726	$157,454,423
GlaxoSmithKline PLC	7,756,320	165,835,562
Hisamitsu Pharmaceutical Co., Inc.	561,600	29,226,227
Roche Holding AG	918,510	180,787,983
Sanofi	528,762	47,216,235
Santen Pharmaceutical Co. Ltd.	1,344,600	57,659,501

		$638,179,931
Printing & Publishing - 1.4%
Pearson PLC	4,009,040	$75,663,957
United Business Media Ltd.	2,199,515	25,936,306

		$101,600,263
Real Estate - 2.7%
Deutsche Wohnen AG	4,379,133	$84,688,886
GSW Immobilien AG	1,604,234	67,995,378
TAG Immobilien AG	3,789,690	45,836,764

		$198,521,028
Specialty Chemicals - 1.8%
Shin-Etsu Chemical Co. Ltd.	1,268,645	$74,639,756
Symrise AG	1,514,686	52,744,770

		$127,384,526
Specialty Stores - 0.6%
Esprit Holdings Ltd.	26,902,421	$41,793,134

Telecommunications - Wireless - 6.6%
KDDI Corp.	3,533,497	$261,470,634
NTT DoCoMo, Inc.	57,872	83,471,593
Vodafone Group PLC	52,577,859	135,748,981

		$480,691,208

Telephone Services - 3.1%
China Unicom (Hong Kong) Ltd.	13,524,000	$21,079,446
Deutsche Telekom AG	6,257,690	68,932,618
Royal KPN N.V.	2,644,449	14,960,695
TDC A.S.	8,060,166	54,954,081

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Common Stocks - continued
Telephone Services - continued
Telecom Italia S.p.A.		80,554,333	$64,273,328

			$224,200,168
Tobacco - 4.6%
British American Tobacco PLC		3,105,899	$162,918,114
Japan Tobacco, Inc.		5,597,000	167,702,917

			$330,621,031
Trucking - 1.3%
Yamato Holdings Co. Ltd.		6,349,400	$95,046,517
Total Common Stocks (Identified Cost, $6,178,498,810)			$6,836,711,011

Issuer/Expiration Date/Strike Price	Par Amount of Contracts
Put Options Purchased - 0.0%
JPY Currency - January 2013 @ $0.0119	JPY	4,893,031,000	$362,084
JPY Currency - March 2013 @ $0.0110		7,300,480,008	175,212
JPY Currency - July 2013 @ $0.0117		10,108,042,627	1,880,096
Total Put Options Purchased (Premiums Paid, $3,608,388)			$2,417,392

Call Options Purchased - 0.0%
EUR Currency - March 2013 @ JPY 121.25	EUR	158,797,765	$294,252
EUR Currency - July 2013 @ JPY 104.25		29,329,407	2,013,288
Total Call Options Purchased (Premiums Paid, $4,714,726)			$2,307,540

Issuer	Shares/Par
Money Market Funds - 5.1%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)		364,725,569	$364,725,569

Collateral for Securities Loaned - 0.2%
Navigator Securities Lending Prime Portfolio, 0.28%, at Cost and Net Asset Value (j)		12,613,100	$12,613,100
Total Investments (Identified Cost, $6,564,160,593)			$7,218,774,612

Other Assets, Less Liabilities - 0.3%			20,772,294
Net Assets - 100.0%			$7,239,546,906

10

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
IPS	International Preference Stock
PLC	Public Limited Company

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro
JPY	Japanese Yen

See Notes to Financial Statements

11

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $6,199,435,024)	$6,854,049,043
Underlying affiliated funds, at cost and value	364,725,569
Total investments, at value, including $11,776,337 of securities on loan (identified cost, $6,564,160,593)	$7,218,774,612
Foreign currency, at value (identified cost, $3,308,314)	3,294,705
Receivables for
Investments sold	2,533,309
Fund shares sold	32,023,463
Interest and dividends	22,599,254
Total assets	$7,279,225,343
Liabilities
Payables for
Investments purchased	$7,419,211
Fund shares reacquired	17,777,871
Collateral for securities loaned, at value	12,613,100
Payable to affiliates
Investment adviser	296,001
Shareholder servicing costs	1,413,393
Distribution and service fees	50,431
Payable for independent Trustees’ compensation	1,517
Accrued expenses and other liabilities	106,913
Total liabilities	$39,678,437
Net assets	$7,239,546,906
Net assets consist of
Paid-in capital	$6,472,377,000
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	654,058,455
Accumulated net realized gain (loss) on investments and foreign currency	(28,704,234)
Undistributed net investment income	141,815,685
Net assets	$7,239,546,906
Shares of beneficial interest outstanding	264,348,568

12

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,376,264,033	87,870,221	$27.04
Class B	34,231,420	1,326,033	25.81
Class C	122,202,657	4,901,095	24.93
Class I	2,743,040,029	97,275,517	28.20
Class R1	2,208,749	87,567	25.22
Class R2	239,156,445	9,374,583	25.51
Class R3	205,585,083	7,635,146	26.93
Class R4	360,544,006	13,288,091	27.13
Class R5	1,156,314,484	42,590,315	27.15

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $28.69 [100 / 94.25 x $27.04]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

13

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$73,299,886
Interest	626,081
Dividends from underlying affiliated funds	241,630
Foreign taxes withheld	(4,671,819)
Total investment income	$69,495,778
Expenses
Management fee	$23,037,036
Distribution and service fees	3,972,201
Shareholder servicing costs	2,336,544
Administrative services fee	284,052
Independent Trustees’ compensation	32,403
Custodian fee	402,203
Shareholder communications	158,374
Audit and tax fees	30,654
Legal fees	28,008
Miscellaneous	343,647
Total expenses	$30,625,122
Fees paid indirectly	(150)
Reduction of expenses by investment adviser	(7,844)
Net expenses	$30,617,128
Net investment income	$38,878,650
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$58,963,963
Foreign currency	52,738
Net realized gain (loss) on investments and foreign currency	$59,016,701
Change in unrealized appreciation (depreciation)
Investments	$657,586,742
Translation of assets and liabilities in foreign currencies	(834,898)
Net unrealized gain (loss) on investments and foreign currency translation	$656,751,844
Net realized and unrealized gain (loss) on investments and foreign currency	$715,768,545
Change in net assets from operations	$754,647,195

See Notes to Financial Statements

14

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/12 (unaudited)	Year ended 5/31/12
From operations
Net investment income	$38,878,650	$112,960,139
Net realized gain (loss) on investments and foreign currency	59,016,701	5,026,912
Net unrealized gain (loss) on investments and foreign currency translation	656,751,844	(467,116,305)
Change in net assets from operations	$754,647,195	$(349,129,254)
Distributions declared to shareholders
From net investment income	$—	$(58,620,503)
Change in net assets from fund share transactions	$1,714,070,224	$1,745,234,017
Total change in net assets	$2,468,717,419	$1,337,484,260
Net assets
At beginning of period	4,770,829,487	3,433,345,227
At end of period (including undistributed net investment income of $141,815,685 and $102,937,035, respectively)	$7,239,546,906	$4,770,829,487

See Notes to Financial Statements

15

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class A			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.78		$26.57	$20.75	$19.35	$30.23	$32.74
Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.67	$0.44	$0.42	$0.46	$0.63
Net realized and unrealized gain (loss) on investments and foreign currency	3.11		(3.11)	5.66	1.19	(9.27)	(0.62)
Total from investment operations	$3.26		$(2.44)	$6.10	$1.61	$(8.81)	$0.01
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.28)	$(0.21)	$(0.55)	$(0.37)
From net realized gain on investments	—		—	—	—	(1.52)	(2.15)
Total distributions declared to shareholders	$—		$(0.35)	$(0.28)	$(0.21)	$(2.07)	$(2.52)
Net asset value, end of period (x)	$27.04		$23.78	$26.57	$20.75	$19.35	$30.23
Total return (%) (r)(s)(t)(x)	13.71	(n)	(9.15)	29.51	8.21	(28.97)	(0.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.13	(a)	1.23	1.28	1.35	1.48	1.45
Expenses after expense reductions (f)	1.12	(a)	1.23	1.28	1.35	1.48	1.45
Net investment income (l)	1.14	(a)	2.73	1.85	1.88	2.32	2.03
Portfolio turnover	5	(n)	15	24	25	52	35
Net assets at end of period (000 omitted)	$2,376,264		$1,699,622	$1,462,263	$1,308,449	$542,453	$400,018

See Notes to Financial Statements

16

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class B			2012	2011	2010	2009	2008

Net asset value, beginning of period	$22.79		$25.50	$19.90	$18.54	$29.09	$31.55
Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.45	$0.24	$0.17	$0.15	$0.33
Net realized and unrealized gain (loss) on investments and foreign currency	2.97		(2.96)	5.44	1.19	(8.75)	(0.52)
Total from investment operations	$3.02		$(2.51)	$5.68	$1.36	$(8.60)	$(0.19)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.08)	$—	$(0.43)	$(0.12)
From net realized gain on investments	—		—	—	—	(1.52)	(2.15)
Total distributions declared to shareholders	$—		$(0.20)	$(0.08)	$—	$(1.95)	$(2.27)
Net asset value, end of period (x)	$25.81		$22.79	$25.50	$19.90	$18.54	$29.09
Total return (%) (r)(s)(t)(x)	13.25	(n)	(9.82)	28.60	7.34	(29.42)	(0.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.98	2.03	2.10	2.16	2.10
Expenses after expense reductions (f)	1.87	(a)	1.98	2.03	2.10	2.16	2.10
Net investment income (l)	0.40	(a)	1.89	1.07	0.80	0.72	1.10
Portfolio turnover	5	(n)	15	24	25	52	35
Net assets at end of period (000 omitted)	$34,231		$29,232	$28,686	$21,961	$22,952	$51,764

See Notes to Financial Statements

17

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class C			2012	2011	2010	2009	2008

Net asset value, beginning of period	$22.01		$24.64	$19.28	$18.01	$28.39	$30.89
Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.43	$0.24	$0.19	$0.18	$0.36
Net realized and unrealized gain (loss) on investments and foreign currency	2.87		(2.86)	5.26	1.14	(8.58)	(0.54)
Total from investment operations	$2.92		$(2.43)	$5.50	$1.33	$(8.40)	$(0.18)
Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.14)	$(0.06)	$(0.46)	$(0.17)
From net realized gain on investments	—		—	—	—	(1.52)	(2.15)
Total distributions declared to shareholders	$—		$(0.20)	$(0.14)	$(0.06)	$(1.98)	$(2.32)
Net asset value, end of period (x)	$24.93		$22.01	$24.64	$19.28	$18.01	$28.39
Total return (%) (r)(s)(t)(x)	13.27	(n)	(9.82)	28.60	7.37	(29.44)	(0.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.98	2.03	2.10	2.16	2.10
Expenses after expense reductions (f)	1.87	(a)	1.98	2.03	2.10	2.16	2.10
Net investment income (l)	0.40	(a)	1.89	1.08	0.95	0.92	1.22
Portfolio turnover	5	(n)	15	24	25	52	35
Net assets at end of period (000 omitted)	$122,203		$92,451	$92,921	$66,124	$49,093	$76,841

See Notes to Financial Statements

18

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class I			2012	2011	2010	2009	2008

Net asset value, beginning of period	$24.77		$27.66	$21.56	$20.07	$31.20	$33.71
Income (loss) from investment operations
Net investment income (d)(l)	$0.19		$0.81	$0.53	$0.44	$0.49	$0.77
Net realized and unrealized gain (loss) on investments and foreign currency	3.24		(3.29)	5.88	1.28	(9.51)	(0.64)
Total from investment operations	$3.43		$(2.48)	$6.41	$1.72	$(9.02)	$0.13
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.31)	$(0.23)	$(0.59)	$(0.49)
From net realized gain on investments	—		—	—	—	(1.52)	(2.15)
Total distributions declared to shareholders	$—		$(0.41)	$(0.31)	$(0.23)	$(2.11)	$(2.64)
Net asset value, end of period (x)	$28.20		$24.77	$27.66	$21.56	$20.07	$31.20
Total return (%) (r)(s)(x)	13.85	(n)	(8.90)	29.89	8.46	(28.73)	0.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.98	1.03	1.10	1.16	1.10
Expenses after expense reductions (f)	0.87	(a)	0.98	1.03	1.10	1.16	1.10
Net investment income (l)	1.42	(a)	3.16	2.13	1.91	2.29	2.43
Portfolio turnover	5	(n)	15	24	25	52	35
Net assets at end of period (000 omitted)	$2,743,040		$2,348,278	$1,339,067	$830,162	$668,802	$756,900

See Notes to Financial Statements

19

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R1			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$22.27		$25.05	$19.61	$18.37	$22.52
Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.76	$0.32	$0.17	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	2.91		(3.22)	5.27	1.19	(2.21	)(g)
Total from investment operations	$2.95		$(2.46)	$5.59	$1.36	$(2.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.15)	$(0.12)	$(0.59)
From net realized gain on investments	—		—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.32)	$(0.15)	$(0.12)	$(2.11)
Net asset value, end of period (x)	$25.22		$22.27	$25.05	$19.61	$18.37
Total return (%) (r)(s)(x)	13.25	(n)	(9.77)	28.55	7.35	(8.85	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.87	(a)	1.97	2.03	2.10	2.21	(a)
Expenses after expense reductions (f)	1.87	(a)	1.97	2.03	2.10	2.21	(a)
Net investment income (l)	0.37	(a)	3.26	1.40	0.84	1.52	(a)
Portfolio turnover	5	(n)	15	24	25	52
Net assets at end of period (000 omitted)	$2,209		$1,454	$256	$98	$91

See Notes to Financial Statements

20

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R2			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$22.46		$25.13	$19.67	$18.42	$22.52
Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.58	$0.38	$0.40	$0.79
Net realized and unrealized gain (loss) on investments and foreign currency	2.94		(2.95)	5.34	1.08	(2.78	)(g)
Total from investment operations	$3.05		$(2.37)	$5.72	$1.48	$(1.99)
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.26)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.30)	$(0.26)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$25.51		$22.46	$25.13	$19.67	$18.42
Total return (%) (r)(s)(x)	13.58	(n)	(9.38)	29.22	7.91	(8.61	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.38	(a)	1.48	1.53	1.62	1.71	(a)
Expenses after expense reductions (f)	1.37	(a)	1.48	1.53	1.61	1.71	(a)
Net investment income (l)	0.89	(a)	2.46	1.69	1.85	6.93	(a)
Portfolio turnover	5	(n)	15	24	25	52
Net assets at end of period (000 omitted)	$239,156		$191,405	$190,555	$111,399	$7,828

See Notes to Financial Statements

21

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R3			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$23.68		$26.50	$20.70	$19.32	$23.46
Income (loss) from investment operations
Net investment income (d)(l)	$0.15		$0.69	$0.56	$0.48	$0.61
Net realized and unrealized gain (loss) on investments and foreign currency	3.10		(3.12)	5.52	1.13	(2.64	)(g)
Total from investment operations	$3.25		$(2.43)	$6.08	$1.61	$(2.03)
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.28)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.39)	$(0.28)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$26.93		$23.68	$26.50	$20.70	$19.32
Total return (%) (r)(s)(x)	13.72	(n)	(9.14)	29.52	8.21	(8.42	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.12	(a)	1.23	1.28	1.36	1.46	(a)
Expenses after expense reductions (f)	1.12	(a)	1.23	1.28	1.36	1.45	(a)
Net investment income (l)	1.15	(a)	2.80	2.32	2.15	5.26	(a)
Portfolio turnover	5	(n)	15	24	25	52
Net assets at end of period (000 omitted)	$205,585		$171,798	$109,906	$46,546	$6,327

See Notes to Financial Statements

22

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R4			2012	2011	2010	2009 (i)

Net asset value, beginning of period	$23.83		$26.63	$20.77	$19.35	$23.46
Income (loss) from investment operations
Net investment income (d)(l)	$0.18		$0.79	$0.52	$0.48	$0.90
Net realized and unrealized gain (loss) on investments and foreign currency	3.12		(3.18)	5.65	1.17	(2.90	)(g)
Total from investment operations	$3.30		$(2.39)	$6.17	$1.65	$(2.00)
Less distributions declared to shareholders
From net investment income	$—		$(0.41)	$(0.31)	$(0.23)	$(0.59)
From net realized gain on investments	—		—	—	—	(1.52)
Total distributions declared to shareholders	$—		$(0.41)	$(0.31)	$(0.23)	$(2.11)
Net asset value, end of period (x)	$27.13		$23.83	$26.63	$20.77	$19.35
Total return (%) (r)(s)(x)	13.85	(n)	(8.91)	29.87	8.42	(8.29	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.88	(a)	0.98	1.03	1.10	1.21	(a)
Expenses after expense reductions (f)	0.88	(a)	0.98	1.03	1.10	1.21	(a)
Net investment income (l)	1.38	(a)	3.19	2.14	2.15	7.60	(a)
Portfolio turnover	5	(n)	15	24	25	52
Net assets at end of period (000 omitted)	$360,544		$236,489	$107,858	$68,408	$22,269

See Notes to Financial Statements

23

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R5 (y)			2012	2011	2010	2009	2008

Net asset value, beginning of period	$23.84		$26.63	$20.78	$19.37	$30.23	$32.75
Income (loss) from investment operations
Net investment income (d)(l)	$0.17		$0.74	$0.47	$0.47	$0.65	$0.60
Net realized and unrealized gain (loss) on investments and foreign currency	3.14		(3.14)	5.68	1.16	(9.40)	(0.51)
Total from investment operations	$3.31		$(2.40)	$6.15	$1.63	$(8.75)	$0.09
Less distributions declared to shareholders
From net investment income	$—		$(0.39)	$(0.30)	$(0.22)	$(0.59)	$(0.46)
From net realized gain on investments	—		—	—	—	(1.52)	(2.15)
Total distributions declared to shareholders	$—		$(0.39)	$(0.30)	$(0.22)	$(2.11)	$(2.61)
Net asset value, end of period (x)	$27.15		$23.84	$26.63	$20.78	$19.37	$30.23
Total return (%) (r)(s)(x)	13.88	(n)	(8.95)	29.74	8.34	(28.78)	0.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	1.07	1.13	1.21	1.29	1.21
Expenses after expense reductions (f)	0.82	(a)	1.07	1.13	1.21	1.29	1.21
Net investment income (l)	1.34	(a)	3.00	1.96	2.10	3.64	2.04
Portfolio turnover	5	(n)	15	24	25	52	35
Net assets at end of period (000 omitted)	$1,156,314		$100	$101,834	$67,770	$20,807	$2,089

See Notes to Financial Statements

24

Financial Highlights – continued

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception October 1, 2008, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	As further discussed in Note 5 in the Notes to Financial Statements, on May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public. For further information about the fund’s fee arrangements, please see Note 3 in the Notes to Financial Statements.

See Notes to Financial Statements

25

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS International Value Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally

26

Notes to Financial Statements (unaudited) – continued

valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases,

27

Notes to Financial Statements (unaudited) – continued

an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$6,836,711,011	$—	$0	$6,836,711,011
Purchased Currency Options	—	4,724,932	—	4,724,932
Mutual Funds	377,338,669	—	—	377,338,669
Total Investments	$7,214,049,680	$4,724,932	$0	$7,218,774,612

For further information regarding security characteristics, see the Portfolio of Investments. At November 30, 2012, the fund held one level 3 security valued at $0, which was also held and valued at $0 at May 31, 2012.

Of the level 1 investments presented above, equity investments amounting to $4,957,536,191 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

28

Notes to Financial Statements (unaudited) – continued

The derivative instruments used by the fund were purchased options. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Foreign Exchange	Purchased Currency Options	$4,724,932

(a)	The value of purchased options outstanding is included in total investments, at value,within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	(1,500,819)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2012 as reported in the Statement of Operations:

Risk	Investments (Purchased Options)
Foreign Exchange	2,397,821

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

29

Notes to Financial Statements (unaudited) – continued

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon

30

Notes to Financial Statements (unaudited) – continued

investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income, separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax

31

Notes to Financial Statements (unaudited) – continued

purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/12
Ordinary income (including any short-term capital gains)	$58,620,503

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12
Cost of investments	$6,582,307,036
Gross appreciation	861,043,025
Gross depreciation	(224,575,449)
Net unrealized appreciation (depreciation)	$636,467,576

As of 5/31/12
Undistributed ordinary income	104,522,315
Capital loss carryforwards	(59,449,460)
Post-October capital loss deferral	(10,125,032)
Other temporary differences	(1,305,946)
Net unrealized appreciation (depreciation)	(21,119,166)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:
5/31/18	$(59,449,460)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares

32

Notes to Financial Statements (unaudited) – continued

approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 11/30/12	Year ended 5/31/12
Class A	$—	$21,388,030
Class B	—	234,678
Class C	—	773,479
Class I	—	27,579,617
Class R1	—	5,198
Class R2	—	2,007,776
Class R3	—	2,383,615
Class R4	—	2,551,385
Class R5	—	1,696,725
Total	$—	$58,620,503

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1 billion of average daily net assets	0.80%
Average daily net assets in excess of $2 billion	0.70%

The management fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $375,944 for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

33

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$2,491,429
Class B	0.75%	0.25%	1.00%	1.00%	164,812
Class C	0.75%	0.25%	1.00%	1.00%	539,063
Class R1	0.75%	0.25%	1.00%	1.00%	9,220
Class R2	0.25%	0.25%	0.50%	0.50%	535,548
Class R3	—	0.25%	0.25%	0.25%	232,129
Total Distribution and Service Fees					$3,972,201

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

Amount
Class A	$3,061
Class B	24,182
Class C	8,093

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2012, the fee was $292,847, which equated to 0.0095% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,043,697.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.0092% of the fund’s average daily net assets.

34

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. The DB plan resulted in a pension expense of $24 and is included in independent Trustees’ compensation for the six months ended November 30, 2012. The liability for deferred retirement benefits payable to certain independent Trustees under the DB plan amounted to $1,496 at November 30, 2012, and is included in “Payable for independent Trustees’ compensation” in the Statement of Assets and Liabilities.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $19,757 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $7,844, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions, and short-term obligations, aggregated $1,917,230,548 and $304,622,732, respectively.

35

Notes to Financial Statements (unaudited) – continued

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	25,911,914	$671,744,463	35,804,771	$881,556,613
Class B	181,582	4,448,660	427,472	10,147,280
Class C	1,185,830	28,579,020	1,325,478	30,332,493
Class I	48,919,223	1,296,328,694	55,473,879	1,410,667,754
Class R1	32,883	788,453	60,593	1,392,878
Class R2	2,951,818	72,386,796	5,102,617	119,161,715
Class R3	2,444,895	63,605,310	4,643,044	113,817,809
Class R4	4,797,940	123,537,570	7,612,415	191,530,120
Class R5	43,936,933	1,061,998,309	2,357,101	57,731,458
	130,363,018	$3,323,417,275	112,807,370	$2,816,338,120

Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	817,540	$18,811,585
Class B	—	—	9,670	213,992
Class C	—	—	26,751	571,659
Class I	—	—	802,037	19,200,765
Class R1	—	—	240	5,198
Class R2	—	—	90,437	1,967,911
Class R3	—	—	104,043	2,383,615
Class R4	—	—	98,616	2,271,129
Class R5	—	—	67,898	1,564,360
	—	$—	2,017,232	$46,990,214

Shares reacquired
Class A	(9,504,824)	$(245,900,127)	(20,195,540)	$(497,212,338)
Class B	(138,303)	(3,421,708)	(279,480)	(6,596,096)
Class C	(485,015)	(11,587,959)	(923,414)	(21,015,201)
Class I	(46,461,077)	(1,173,286,634)	(9,874,007)	(252,086,234)
Class R1	(10,604)	(255,153)	(5,751)	(135,398)
Class R2	(2,097,685)	(51,325,555)	(4,255,358)	(99,027,895)
Class R3	(2,064,690)	(52,267,175)	(1,639,649)	(39,740,027)
Class R4	(1,432,808)	(37,216,469)	(1,837,850)	(45,653,823)
Class R5	(1,350,813)	(34,086,271)	(6,244,903)	(156,627,305)
	(63,545,819)	$(1,609,347,051)	(45,255,952)	$(1,118,094,317)

36

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Net change
Class A	16,407,090	$425,844,336	16,426,771	$403,155,860
Class B	43,279	1,026,952	157,662	3,765,176
Class C	700,815	16,991,061	428,815	9,888,951
Class I	2,458,146	123,042,060	46,401,909	1,177,782,285
Class R1	22,279	533,300	55,082	1,262,678
Class R2	854,133	21,061,241	937,696	22,101,731
Class R3	380,205	11,338,135	3,107,438	76,461,397
Class R4	3,365,132	86,321,101	5,873,181	148,147,426
Class R5	42,586,120	1,027,912,038	(3,819,904)	(97,331,487)
	66,817,199	$1,714,070,224	69,568,650	$1,745,234,017

On June 8, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS International Diversification Fund, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 10%, 2%, 2%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2010 Fund, the MFS Lifetime 2020 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2040 Fund, and the MFS Lifetime 2050 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

Redesignation of Class W to Class R5 – On May 10, 2012, sales of Class W shares (including exchanges) were suspended. On May 11, 2012, certain Class W shares were automatically converted to Class I shares. Shareholders of certain Class W shares became shareholders of Class I and received Class I shares with a total net asset value equal to their Class W shares at the time of the conversion. On May 30, 2012, remaining Class W shares, which represented MFS seed money, were redesignated Class R5. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD. Class R5 shares do not pay a 12b-1 distribution fee or sub-accounting costs. On June 1, 2012, Class R5 shares were offered for sale to the public.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month

37

Notes to Financial Statements (unaudited) – continued

LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, the fund’s commitment fee and interest expense were $15,833 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	211,440,470	1,022,753,660	(869,468,561)	364,725,569

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$241,630	$364,725,569

38

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

39

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 1st quintile for each of the one-and five-year periods ended December 31, 2011 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

40

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other

41

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

42

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

43

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2012

MFS® GLOBAL BOND FUND

GLB-SEM

MFS® GLOBAL BOND FUND

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Emerging Markets Bonds	51.7%
Non-U.S. Government Bonds	32.5%
U.S. Treasury Securities	9.7%
Commercial Mortgage-Backed Securities	0.6%
High Yield Corporates	0.1%
High Grade Corporates	0.1%

Composition including fixed income credit quality (a)(i)
AAA	14.0%
AA	2.4%
A	23.5%
BBB	25.8%
BB	5.4%
B	0.9%
CCC (o)	0.0%
U.S. Government	9.8%
Not Rated	12.9%
Cash & Other	5.3%

Portfolio facts (i)
Average Duration (d)	5.8
Average Effective Maturity (m)	8.4 yrs.

Issuer country weightings (i)(x)
United States	15.7%
Japan	10.9%
Russia	6.2%
Brazil	6.0%
Poland	5.8%
Turkey	5.7%
Germany	5.3%
Indonesia	5.1%
Mexico	4.6%
Other Countries	34.7%

Currency exposure weightings (i)(y)
United States Dollar	17.8%
Japanese Yen	14.7%
Euro	12.2%
Russian Ruble	6.5%
Turkish Lira	5.8%
Mexican Peso	5.3%
Brazilian Real	5.2%
Malaysian Ringgit	5.0%
Polish Zloty	4.5%
Other Countries	23.0%

2

Portfolio Composition – continued

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. The bond component will include any accrued interest amounts. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

June 1, 2012 through November 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	1.08%	$1,000.00	$1,046.80	$5.54
	Hypothetical (h)	1.08%	$1,000.00	$1,019.65	$5.47
B	Actual	1.83%	$1,000.00	$1,042.14	$9.37
	Hypothetical (h)	1.83%	$1,000.00	$1,015.89	$9.25
C	Actual	1.83%	$1,000.00	$1,043.12	$9.37
	Hypothetical (h)	1.83%	$1,000.00	$1,015.89	$9.25
I	Actual	0.82%	$1,000.00	$1,047.29	$4.21
	Hypothetical (h)	0.82%	$1,000.00	$1,020.96	$4.15
R1	Actual	1.84%	$1,000.00	$1,043.16	$9.42
	Hypothetical (h)	1.84%	$1,000.00	$1,015.84	$9.30
R2	Actual	1.34%	$1,000.00	$1,045.71	$6.87
	Hypothetical (h)	1.34%	$1,000.00	$1,018.35	$6.78
R3	Actual	1.09%	$1,000.00	$1,047.01	$5.59
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R4	Actual	0.84%	$1,000.00	$1,048.30	$4.31
	Hypothetical (h)	0.84%	$1,000.00	$1,020.86	$4.26
R5	Actual	0.83%	$1,000.00	$1,005.91	$1.39	(i)
	Hypothetical (h)	0.83%	$1,000.00	$1,020.91	$4.20

(h)	5% class return per year before expenses.
(i)	For the period of class inception, October 1, 2012, through the stated period.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 88.0%
Issuer	Shares/Par		Value ($)
Asset-Backed & Securitized - 0.6%
Commercial Mortgage Pass-Through Certificates, “A3”, 5.293%, 2049		$870,221	$904,300
Commercial Mortgage Pass-Through Certificates, “A4”, 5.306%, 2046		870,221	997,224
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.003%, 2049		1,111,221	1,195,157

			$3,096,681
Automotive - 0.1%
Automotores Gildemeister S.A., 8.25%, 2021		$530,000	$573,725

Building - 0.1%
CEMEX Espana S.A., 9.25%, 2020		$547,000	$581,188

Emerging Market Quasi-Sovereign - 1.1%
Banco do Brasil S.A., 5.875%, 2022 (n)		$705,000	$764,925
Banco do Estado Rio Grande do Sul S.A., 7.375%, 2022 (n)		957,000	1,051,504
Gaz Capital S.A., 5.999%, 2021 (n)		207,000	236,549
Gaz Capital S.A., 4.95%, 2022 (n)		353,000	376,828
Petroleos Mexicanos, 7.65%, 2021	MXN	13,761,000	1,141,124
Transnet Ltd., 9.25%, 2017	ZAR	8,000,000	986,716
Turkiye Vakiflar Bankasi, 6%, 2022 (z)		$883,000	931,555

			$5,489,201
Emerging Market Sovereign - 41.6%
Bonos del Banco Centro de Chile, 3%, 2017	CLP	732,631,680	$1,551,146
Credit Suisse (Russian Federation, CLN), 7.6%, 2021 (z)	RUB	48,927,000	1,663,126
Credit Suisse (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	34,900,000	1,242,671
Deutsche Bank (Russian Federation, CLN), 7.35%, 2016 (z)	RUB	141,266,000	4,675,968
Deutsche Bank (Russian Federation, CLN), 7.5%, 2018 (z)	RUB	461,673,000	15,543,512
Deutsche Bank (Russian Federation, CLN), 8.15%, 2027 (z)	RUB	95,000,000	3,382,629
Government of Malaysia, 4.262%, 2016	MYR	2,035,000	694,840
Government of Malaysia, 4.012%, 2017	MYR	9,396,000	3,192,714
Government of Malaysia, 4.378%, 2019	MYR	4,738,000	1,649,433
Government of Malaysia, 4.16%, 2021	MYR	14,358,000	4,932,799
Government of Malaysia, 4.392%, 2026	MYR	3,870,000	1,371,959
Government of Malaysia, 4.498%, 2030	MYR	3,321,000	1,184,857
Government of Malaysia, 4.127%, 2032	MYR	6,563,000	2,220,977
Government of Poland, 5%, 2016	PLN	6,260,000	2,082,846

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Government of Poland, 5.5%, 2019	PLN	6,155,000	$2,166,540
Government of Poland, 5.75%, 2021	PLN	3,229,000	1,163,954
Government of Poland, 5.75%, 2022	PLN	20,817,000	7,572,580
Kingdom of Thailand, 4.125%, 2016	THB	40,627,000	1,377,525
Kingdom of Thailand, 3.65%, 2021	THB	160,854,000	5,300,315
Kingdom of Thailand, 3.58%, 2027	THB	38,301,000	1,213,384
Republic of Argentina, 8.28%, 2033		$740,101	444,061
Republic of Colombia, 7.75%, 2021	COP	1,293,000,000	904,573
Republic of Colombia, 7.5%, 2026	COP	4,628,600,000	2,850,291
Republic of Colombia, 9.85%, 2027	COP	1,124,000,000	959,474
Republic of Guatemala, 5.75%, 2022 (n)		$228,000	252,282
Republic of Hungary, 5.5%, 2014	HUF	348,270,000	1,604,171
Republic of Hungary, 8%, 2015	HUF	386,170,000	1,865,147
Republic of Hungary, 7.75%, 2015	HUF	147,890,000	712,715
Republic of Hungary, 5.5%, 2016	HUF	926,230,000	4,195,128
Republic of Hungary, 6.75%, 2017	HUF	72,130,000	338,397
Republic of Hungary, 6.75%, 2017	HUF	280,720,000	1,318,669
Republic of Hungary, 7.5%, 2020	HUF	254,930,000	1,233,222
Republic of Indonesia, 10.75%, 2016	IDR	47,678,000,000	5,876,901
Republic of Indonesia, 7%, 2022	IDR	32,247,000,000	3,756,931
Republic of Indonesia, 8.375%, 2026	IDR	35,665,000,000	4,580,061
Republic of Indonesia, 7%, 2027	IDR	18,000,000,000	2,065,149
Republic of Indonesia, 9.5%, 2031	IDR	3,500,000,000	498,399
Republic of Indonesia, 8.25%, 2032	IDR	56,548,000,000	7,226,721
Republic of Nigeria, 0%, 2013	NGN	192,423,000	1,190,565
Republic of Nigeria, 0%, 2013	NGN	202,849,000	1,236,852
Republic of Nigeria, 7%, 2019	NGN	68,431,000	333,174
Republic of Nigeria, 16.39%, 2022	NGN	196,467,000	1,531,032
Republic of Peru, 6.95%, 2031	PEN	2,960,000	1,423,302
Republic of Peru, 6.95%, 2031 (z)	PEN	5,350,000	2,572,522
Republic of Peru, 6.9%, 2037	PEN	3,200,000	1,551,609
Republic of Peru, 6.9%, 2037	PEN	2,940,000	1,425,541
Republic of Philippines, 3.9%, 2022	PHP	74,000,000	1,850,452
Republic of Philippines, 6.25%, 2036	PHP	37,000,000	1,075,660
Republic of Poland, 5.75%, 2014	PLN	8,992,000	2,939,459
Republic of Poland, 5.5%, 2015	PLN	6,451,000	2,144,431
Republic of Poland, 5.25%, 2017	PLN	15,934,000	5,451,977
Republic of Poland, 5.25%, 2020	PLN	11,749,000	4,092,736
Republic of Romania, 6.75%, 2022		$498,000	588,213
Republic of Serbia, 5.25%, 2017 (z)		231,000	236,429
Republic of South Africa, 13.5%, 2015	ZAR	18,378,000	2,487,839
Republic of South Africa, 8.25%, 2017	ZAR	17,484,000	2,151,476
Republic of South Africa, 8%, 2018	ZAR	43,207,000	5,293,081

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Emerging Market Sovereign - continued
Republic of South Africa, 7.25%, 2020	ZAR	16,745,000	$1,962,898
Republic of South Africa, 6.75%, 2021	ZAR	2,757,000	312,048
Republic of South Africa, 5.5%, 2023	ZAR	3,939,541	644,748
Republic of South Africa, 10.5%, 2026	ZAR	18,356,000	2,583,692
Republic of South Africa, 7%, 2031	ZAR	18,014,000	1,808,220
Republic of South Africa, 6.25%, 2036	ZAR	32,733,000	2,883,736
Republic of Turkey, 10%, 2015	TRY	5,800,000	3,552,677
Republic of Turkey, 9%, 2016	TRY	14,259,000	8,618,362
Republic of Turkey, 10.5%, 2020	TRY	7,105,000	4,799,359
Republic of Turkey, 9.5%, 2022	TRY	11,388,000	7,469,422
Republic of Turkey, 3%, 2022	TRY	1,952,357	1,257,612
Republic of Venezuela, 12.75%, 2022		$1,075,000	1,202,388
United Mexican States, 8%, 2015	MXN	19,130,000	1,605,024
United Mexican States, 7.25%, 2016	MXN	29,900,000	2,495,829
United Mexican States, 7.75%, 2017	MXN	51,620,000	4,450,832
United Mexican States, 8.5%, 2029	MXN	43,560,000	4,168,951
United Mexican States, 7.75%, 2031	MXN	17,600,000	1,564,745
United Mexican States, 10%, 2036	MXN	14,890,000	1,626,387
United Mexican States, 8.5%, 2038	MXN	23,600,000	2,257,896

			$199,707,243
Energy - Integrated - 0.3%
Pacific Rubiales Energy Corp., 7.25%, 2021		$1,188,000	$1,379,624

Food & Beverages - 0.1%
Ajecorp B.V., 6.5%, 2022 (n)		$547,000	$590,760

Industrial - 0.1%
Hyva Global B.V., 8.625%, 2016		$629,000	$603,840

International Market Quasi-Sovereign - 0.3%
Eksportfinans A.S.A., 1.875%, 2013		$222,000	$221,778
Temasek Financial I Ltd., 2.375%, 2023 (n)		1,000,000	993,648

			$1,215,426
International Market Sovereign - 31.9%
Federal Republic of Germany, 3.75%, 2013	EUR	5,870,000	$7,798,059
Federal Republic of Germany, 3.75%, 2015	EUR	8,942,000	12,534,876
Federal Republic of Germany, 4.25%, 2018	EUR	860,000	1,345,299
Federal Republic of Germany, 3.25%, 2021	EUR	762,000	1,161,306
Federal Republic of Germany, 6.25%, 2030	EUR	1,032,000	2,150,005
Government of Australia, 5.75%, 2021	AUD	2,491,000	3,125,846
Government of Canada, 4.5%, 2015	CAD	3,424,000	3,734,843

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
International Market Sovereign - continued
Government of Canada, 3.25%, 2021	CAD	1,178,000	$1,342,257
Government of Canada, 5.75%, 2033	CAD	707,000	1,119,350
Government of Japan, 1.7%, 2017	JPY	915,600,000	11,843,800
Government of Japan, 1.1%, 2020	JPY	1,206,800,000	15,384,398
Government of Japan, 2.1%, 2024	JPY	737,750,000	10,140,257
Government of Japan, 2.2%, 2027	JPY	711,500,000	9,731,242
Government of Japan, 2.4%, 2037	JPY	376,550,000	5,094,596
Government of New Zealand, 6%, 2021	NZD	926,000	906,272
Kingdom of Belgium, 4.25%, 2021	EUR	2,013,000	3,106,789
Kingdom of Denmark, 3%, 2021	DKK	14,812,000	3,006,038
Kingdom of Norway, 3.75%, 2021	NOK	6,064,000	1,222,981
Kingdom of Spain, 4%, 2015	EUR	2,795,000	3,697,102
Kingdom of Spain, 5.5%, 2017	EUR	1,194,000	1,630,990
Kingdom of Spain, 4.6%, 2019	EUR	2,272,000	2,933,870
Kingdom of Sweden, 5%, 2020	SEK	14,740,000	2,826,883
Kingdom of the Netherlands, 3.75%, 2014	EUR	2,698,000	3,716,371
Kingdom of the Netherlands, 5.5%, 2028	EUR	713,000	1,324,589
Republic of Finland, 4%, 2025	EUR	391,000	624,115
Republic of France, 6%, 2025	EUR	1,699,000	3,101,443
Republic of France, 4.75%, 2035	EUR	1,856,000	3,110,787
Republic of Ireland, 5.5%, 2017	EUR	786,000	1,128,166
Republic of Italy, 4.25%, 2015	EUR	2,229,000	3,031,940
Republic of Italy, 5.25%, 2017	EUR	9,131,000	12,886,981
Republic of Italy, 3.75%, 2021	EUR	2,512,000	3,202,586
United Kingdom Treasury, 5%, 2018	GBP	735,000	1,427,439
United Kingdom Treasury, 8%, 2021	GBP	2,072,000	5,075,354
United Kingdom Treasury, 4.25%, 2027	GBP	2,130,000	4,263,336
United Kingdom Treasury, 4.25%, 2036	GBP	2,047,000	4,060,146

			$152,790,312
Internet - 0.1%
Baidu, Inc., 3.5%, 2022		$447,000	$452,419

Metals & Mining - 0.1%
First Quantum Minerals Ltd., 7.25%, 2019 (n)		$578,000	$580,890

Oil Services - 0.3%
Afren PLC, 10.25%, 2019		$511,000	$594,038
Qgog Constellation S.A., 6.25%, 2019 (z)		725,000	730,438

			$1,324,476

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)
Bonds - continued
Other Banks & Diversified Financials - 0.8%
Alfa Bank, 7.5%, 2019 (n)		$567,000	$590,457
Banco de Credito Del Peru, 6.125%, 2027		523,000	581,838
Bancolombia S.A., 5.125%, 2022		232,000	240,700
BBVA Banco Continental S.A., 5%, 2022 (n)		216,000	232,481
BBVA Bancomer S.A. de C.V., 6.75%, 2022 (n)		425,000	474,938
BBVA Bancomer S.A. Texas Agency, 6.75%, 2022		606,000	677,205
Citigroup, Inc., 6.125%, 2018		232,000	277,650
Halyk Savings Bank of Kazakhstan B.V., 7.25%, 2017		540,000	585,900

			$3,661,169
Railroad & Shipping - 0.1%
Brunswick Rail Finance Ltd., 6.5%, 2017 (z)		$601,000	$612,211

Telecommunications - Wireless - 0.4%
America Movil S.A.B de C.V., 6.45%, 2022	MXN	5,830,000	$459,113
Digicel Group Ltd., 8.25%, 2017		$541,000	580,223
Digicel Group Ltd., 8.25%, 2020 (n)		200,000	212,500
Vimpelcom Ltd., 7.504%, 2022		542,000	591,653

			$1,843,489
U.S. Treasury Obligations - 9.8%
U.S. Treasury Bonds, 6.875%, 2025		$2,581,000	$4,039,265
U.S. Treasury Bonds, 5.25%, 2029		636,000	898,847
U.S. Treasury Bonds, 4.5%, 2039		2,058,000	2,790,520
U.S. Treasury Notes, 4.125%, 2015		21,661,000	23,684,961
U.S. Treasury Notes, 4.75%, 2017		5,243,000	6,260,058
U.S. Treasury Notes, 3.5%, 2020		7,880,000	9,234,375

			$46,908,026
Utilities - Electric Power - 0.2%
Hrvatska Electroprivreda, 6%, 2017 (z)		$708,000	$743,616
Total Bonds (Identified Cost, $409,169,986)			$422,154,296

Issuer/Expiration Date/Strike Price	Number of Contracts
Put Options Purchased - 0.0%
U.S. Treasury Bond 30 Year Futures - March 2013 @ $146 (Premiums Paid, $22,088)		16	$18,250

10

Portfolio of Investments (unaudited) – continued

Money Market Funds - 11.8%
Issuer	Shares/Par	Value ($)
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	56,484,200	$56,484,200
Total Investments (Identified Cost, $465,676,274)		$478,656,746

Other Assets, Less Liabilities - 0.2%		999,491
Net Assets - 100.0%		$479,656,237

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,357,762, representing 1.3% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Brunswick Rail Finance Ltd., 6.5%, 2017	10/25/12-11/21/12	$604,992	$612,211
Credit Suisse (Russian Federation, CLN), 7.6%, 2021	7/09/2012	1,447,143	1,663,126
Credit Suisse (Russian Federation, CLN), 8.15%, 2027	11/09/2012	1,163,466	1,242,671
Deutsche Bank (Russian Federation, CLN), 7.35%, 2016	9/11/2012	4,517,222	4,675,968
Deutsche Bank (Russian Federation, CLN), 7.5%, 2018	9/11/2012	14,765,644	15,543,512
Deutsche Bank (Russian Federation, CLN), 8.15%, 2027	11/14/2012	3,179,729	3,382,629
Hrvatska Electroprivreda, 6%, 2017	11/02/12-11/05/12	718,728	743,616
Qgog Constellation S.A., 6.25%, 2019	11/05/2012	715,006	730,438
Republic of Peru, 6.95%, 2031	1/25/2012	2,006,333	2,572,522
Republic of Serbia, 5.25%, 2017	11/14/2012	229,011	236,429
Turkiye Vakiflar Bankasi, 6%, 2022	10/24/2012	883,000	931,555
Total Restricted Securities			$32,334,677
% of Net assets			6.7%

The following abbreviations are used in this report and are defined:

CDI	Interbank Certificate of Deposit Rate
CLN	Credit-Linked Note
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company

11

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRY	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 11/30/12

Forward Foreign Currency Exchange Contracts at 11/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Barclays Bank PLC	105,000	1/11/13	$109,017	$109,245	$228
BUY	AUD	Deutsche Bank AG	39,000	1/11/13	40,438	40,577	139
BUY	AUD	JPMorgan Chase Bank N.A.	75,000	1/11/13	76,071	78,032	1,961
SELL	BRL	Citibank N.A.	908,000	12/04/12-1/07/13	431,623	423,846	7,777
SELL	BRL	Deutsche Bank AG	35,909,000	12/04/12-2/04/13	17,063,620	16,791,023	272,597

12

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	BRL	Goldman Sachs International	2,715,000	12/04/12-2/04/13	$1,283,664	$1,267,526	$16,138
SELL	BRL	JPMorgan Chase Bank N.A.	7,886,000	12/04/12-2/04/13	3,754,725	3,684,636	70,089
SELL	BRL	UBS AG	31,156,000	12/04/12-2/04/13	14,791,485	14,556,847	234,638
BUY	CAD	Merrill Lynch International Bank	9,000	1/11/13	9,030	9,053	23
SELL	CAD	Merrill Lynch International Bank	2,348,822	1/11/13	2,394,582	2,362,643	31,939
BUY	COP	Deutsche Bank AG	10,801,764,000	12/06/12-1/29/13	5,881,132	5,920,658	39,526
BUY	COP	JPMorgan Chase Bank N.A.	7,090,248,000	12/03/12-1/31/13	3,864,159	3,893,455	29,296
SELL	CZK	Goldman Sachs International	12,000	1/11/13	630	619	11
BUY	DKK	Deutsche Bank AG	344,000	1/11/13	58,986	60,022	1,036
BUY	DKK	JPMorgan Chase Bank N.A.	371,000	1/11/13	64,409	64,734	325
SELL	DKK	Citibank N.A.	9,509,081	1/11/13	1,667,850	1,659,182	8,668
BUY	EUR	Barclays Bank PLC	274,000	1/11/13	353,172	356,499	3,327
BUY	EUR	Citibank N.A.	213,000	1/11/13	276,293	277,132	839
BUY	EUR	Deutsche Bank AG	39,249,125	1/11/13	50,575,282	51,066,646	491,364
BUY	EUR	JPMorgan Chase Bank N.A.	599,000	1/11/13	774,833	779,353	4,520
BUY	EUR	UBS AG	301,000	1/11/13	387,033	391,628	4,595
SELL	EUR	UBS AG	314,000	1/11/13	410,135	408,542	1,593
BUY	GBP	Barclays Bank PLC	442,582	1/11/13	707,491	709,035	1,544

13

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
BUY	GBP	Credit Suisse Group	37,000	1/11/13	$58,958	$59,276	$318
BUY	GBP	Deutsche Bank AG	399,582	1/11/13	638,695	640,148	1,453
BUY	GBP	JPMorgan Chase Bank N.A.	216,000	1/11/13	345,800	346,042	242
SELL	GBP	UBS AG	23,000	1/11/13	36,937	36,847	90
BUY	HUF	Barclays Bank PLC	879,388,378	1/25/13	3,980,069	4,039,295	59,226
BUY	HUF	Goldman Sachs International	62,447,560	1/25/13	285,764	286,840	1,076
BUY	HUF	JPMorgan Chase Bank N.A.	476,460,305	1/25/13	2,118,550	2,188,525	69,975
BUY	IDR	JPMorgan Chase Bank N.A.	23,034,202,000	12/13/12	2,390,645	2,398,598	7,953
BUY	INR	Deutsche Bank AG	7,524,000	1/25/13	134,573	136,973	2,400
SELL	JPY	Credit Suisse Group	66,462,000	1/11/13	842,495	806,598	35,897
SELL	JPY	Goldman Sachs International	33,617,000	1/11/13	413,222	407,983	5,239
SELL	JPY	Merrill Lynch International Bank	16,992,000	1/11/13	209,221	206,219	3,002
SELL	JPY	UBS AG	3,645,000	1/11/13	44,308	44,237	71
BUY	KRW	Barclays Bank PLC	1,241,882,000	12/03/12-1/31/13	1,139,293	1,145,231	5,938
BUY	KRW	JPMorgan Chase Bank N.A.	1,324,558,000	12/03/12-1/31/13	1,214,889	1,221,473	6,584
BUY	MXN	Credit Suisse Group	34,732,000	12/10/12	2,615,578	2,683,910	68,332
BUY	MXN	JPMorgan Chase Bank N.A.	556,000	12/10/12	42,632	42,965	333

14

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
SELL	MXN	Citibank N.A.	3,725,000	12/10/12	$290,199	$287,849	$2,350
BUY	MYR	Credit Suisse Group	51,000	12/18/12	16,638	16,760	122
BUY	MYR	JPMorgan Chase Bank N.A.	25,468,269	2/05/13	8,308,031	8,339,537	31,506
BUY	NGN	Barclays Bank PLC	96,199,000	2/11/13	593,821	611,370	17,549
BUY	NGN	JPMorgan Chase Bank N.A.	270,433,000	1/02/13	1,665,228	1,718,672	53,444
BUY	NZD	Citibank N.A.	32,000	1/11/13	26,195	26,203	8
BUY	PHP	JPMorgan Chase Bank N.A.	16,129,120	12/13/12	391,979	394,661	2,682
BUY	PLN	Barclays Bank PLC	330,000	1/11/13	101,303	104,286	2,983
BUY	PLN	Citibank N.A.	746,000	1/25/13	232,637	235,384	2,747
BUY	RUB	Barclays Bank PLC	126,664,000	12/18/12	3,972,215	4,095,484	123,269
BUY	RUB	JPMorgan Chase Bank N.A.	204,965,055	12/13/12-1/28/13	6,495,770	6,624,990	129,220
BUY	SEK	JPMorgan Chase Bank N.A.	460,000	1/11/13	68,865	69,062	197
BUY	TRY	Barclays Bank PLC	3,667,000	1/11/13	2,016,957	2,042,320	25,363
BUY	TRY	Citibank N.A.	762,000	1/11/13	418,965	424,393	5,428
BUY	TRY	JPMorgan Chase Bank N.A.	7,578,239	1/11/13	4,160,719	4,220,667	59,948
BUY	ZAR	Citibank N.A.	24,060,319	1/11/13	2,678,011	2,690,424	12,413
SELL	ZAR	Deutsche Bank AG	106,326,976	1/11/13	11,956,927	11,889,480	67,447

							$2,026,978

Liability Derivatives
BUY	AUD	Citibank N.A.	41,000	1/11/13	$42,662	$42,657	$(5)
SELL	AUD	Barclays Bank PLC	20,000	1/11/13	20,671	20,808	(137)
SELL	AUD	Westpac Banking Corp	860,599	1/11/13	872,931	895,388	(22,457)

15

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	BRL	Citibank N.A.	454,000	12/04/12	$215,769	$212,467	$(3,302)
BUY	BRL	Deutsche Bank AG	61,022,000	12/04/12-1/07/13	29,332,943	28,484,493	(848,450)
BUY	BRL	Goldman Sachs International	1,997,000	12/04/12	980,845	934,575	(46,270)
BUY	BRL	JPMorgan Chase Bank N.A.	12,994,000	12/04/12-2/04/13	6,234,148	6,057,039	(177,109)
BUY	BRL	UBS AG	54,497,000	12/04/12-2/04/13	26,166,004	25,379,362	(786,642)
BUY	CAD	JPMorgan Chase Bank N.A.	96,000	1/11/13	98,090	96,565	(1,525)
SELL	CLP	JPMorgan Chase Bank N.A.	751,679,000	1/28/13	1,550,493	1,551,483	(990)
BUY	COP	Deutsche Bank AG	547,080,000	2/04/13	299,606	299,331	(275)
BUY	COP	UBS AG	546,960,000	2/04/13	299,704	299,265	(439)
SELL	COP	Deutsche Bank AG	2,611,866,000	1/29/13	1,421,733	1,429,887	(8,154)
SELL	COP	JPMorgan Chase Bank N.A.	3,545,124,000	12/03/12	1,943,599	1,953,021	(9,422)
SELL	DKK	Credit Suisse Group	856,000	1/11/13	147,562	149,358	(1,796)
SELL	DKK	Goldman Sachs International	291,000	1/11/13	49,688	50,775	(1,087)
BUY	EUR	Goldman Sachs International	1,162,925	1/11/13	1,524,862	1,513,070	(11,792)
BUY	EUR	Merrill Lynch International Bank	815,184	1/11/13	1,062,531	1,060,628	(1,903)
BUY	EUR	UBS AG	377,000	1/11/13	491,037	490,511	(526)
SELL	EUR	Barclays Bank PLC	4,088,731	1/11/13	5,269,312	5,319,808	(50,496)
SELL	EUR	Citibank N.A.	160,000	1/11/13	203,401	208,174	(4,773)

16

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	EUR	Credit Suisse Group	288,000	1/11/13	$373,579	$374,714	$(1,135)
SELL	EUR	Deutsche Bank AG	223,000	1/11/13	285,058	290,143	(5,085)
SELL	EUR	JPMorgan Chase Bank N.A.	44,677,689	1/11/13	57,576,852	58,129,695	(552,843)
SELL	EUR	UBS AG	1,772,503	1/11/13	2,297,607	2,306,186	(8,579)
BUY	GBP	UBS AG	104,000	1/11/13	166,715	166,613	(102)
SELL	GBP	Credit Suisse Group	25,000	1/11/13	39,804	40,051	(247)
SELL	GBP	Deutsche Bank AG	16,000	1/11/13	25,440	25,633	(193)
SELL	HUF	Barclays Bank PLC	1,554,491,727	1/25/13	7,041,423	7,140,247	(98,824)
SELL	HUF	Goldman Sachs International	14,698,000	1/25/13	65,807	67,512	(1,705)
SELL	HUF	JPMorgan Chase Bank N.A.	131,439,000	1/25/13	584,435	603,739	(19,304)
SELL	IDR	JPMorgan Chase Bank N.A.	83,217,960,000	12/13/12	8,611,630	8,665,653	(54,023)
BUY	INR	Barclays Bank PLC	62,236,000	1/25/13	1,146,996	1,132,998	(13,998)
BUY	INR	JPMorgan Chase Bank N.A.	138,622,000	1/25/13	2,553,564	2,523,596	(29,968)
SELL	INR	Barclays Bank PLC	54,738,000	1/25/13	978,863	996,498	(17,635)
SELL	INR	Deutsche Bank AG	128,697,000	1/25/13	2,311,991	2,342,912	(30,921)
SELL	INR	JPMorgan Chase Bank N.A.	24,899,000	1/25/13	443,437	453,283	(9,846)
BUY	JPY	Barclays Bank PLC	31,001,000	1/11/13	387,667	376,235	(11,432)
BUY	JPY	Citibank N.A.	193,816,618	1/11/13	2,447,300	2,352,201	(95,099)

17

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	JPY	Credit Suisse Group	625,198,916	1/11/13	$7,984,973	$7,587,552	$(397,421)
BUY	JPY	JPMorgan Chase Bank N.A.	150,618,000	1/11/13	1,926,189	1,827,933	(98,256)
BUY	JPY	Merrill Lynch International Bank	604,597,917	1/11/13	7,729,988	7,337,534	(392,454)
BUY	KRW	JPMorgan Chase Bank N.A.	1,283,987,000	12/24/12	1,184,982	1,184,601	(381)
SELL	KRW	Barclays Bank PLC	620,941,000	12/03/12	572,296	573,432	(1,136)
SELL	KRW	JPMorgan Chase Bank N.A.	662,279,000	12/03/12	610,114	611,607	(1,493)
BUY	MXN	Citibank N.A.	2,632,000	1/14/13	203,824	202,705	(1,119)
BUY	MXN	Deutsche Bank AG	54,422,500	12/10/12	4,236,633	4,205,491	(31,142)
BUY	MXN	JPMorgan Chase Bank N.A.	66,343,855	12/10/12-12/11/12	5,162,795	5,126,590	(36,205)
BUY	MXN	UBS AG	33,733,355	12/10/12-12/11/12	2,617,827	2,606,515	(11,312)
SELL	MXN	Citibank N.A.	22,151,745	12/11/12-1/14/13	1,702,164	1,708,828	(6,664)
SELL	MXN	Deutsche Bank AG	8,948,359	12/10/12-1/11/13	683,630	690,104	(6,474)
SELL	MXN	JPMorgan Chase Bank N.A.	56,364,000	12/10/12-1/11/13	4,307,717	4,350,139	(42,422)
SELL	MXN	UBS AG	33,829,469	12/11/12-1/14/13	2,582,105	2,611,250	(29,145)
SELL	MYR	JPMorgan Chase Bank N.A.	86,000	12/18/12	28,040	28,262	(222)
SELL	NGN	JPMorgan Chase Bank N.A.	188,084,600	1/02/13	1,177,000	1,195,326	(18,326)
SELL	NOK	Deutsche Bank AG	6,938,221	1/11/13	1,210,225	1,223,103	(12,878)

18

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 - continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	NZD	Westpac Banking Corp	1,136,596	1/11/13	$925,542	$930,700	$(5,158)
SELL	PEN	Deutsche Bank AG	17,628,602	1/24/13	6,799,846	6,826,839	(26,993)
SELL	PLN	Citibank N.A.	19,156,868	1/25/13	5,868,284	6,044,534	(176,250)
SELL	PLN	Merrill Lynch International Bank	1,486,333	1/11/13	462,703	469,708	(7,005)
SELL	RUB	Credit Suisse Group	38,100,000	12/14/12	1,200,000	1,232,965	(32,965)
SELL	RUB	Deutsche Bank AG	105,420,631	12/13/12-12/18/12	3,322,445	3,411,176	(88,731)
SELL	RUB	JPMorgan Chase Bank N.A.	55,568,000	12/14/12-12/18/12	1,746,382	1,796,915	(50,533)
SELL	RUB	UBS AG	3,912,000	12/14/12	122,518	126,597	(4,079)
SELL	SEK	Deutsche Bank AG	13,464,674	1/11/13	2,015,247	2,021,506	(6,259)
SELL	SEK	UBS AG	62,000	1/11/13	9,238	9,308	(70)
SELL	SGD	Citibank N.A.	2,000	1/11/13	1,625	1,639	(14)
BUY	THB	JPMorgan Chase Bank N.A.	286,249,750	1/29/13	9,293,823	9,290,494	(3,329)
SELL	THB	JPMorgan Chase Bank N.A.	21,350,240	1/11/13	692,291	693,722	(1,431)
SELL	TRY	Goldman Sachs International	847,000	1/11/13	465,628	471,733	(6,105)
SELL	TRY	JPMorgan Chase Bank N.A.	8,485,591	1/11/13	4,602,275	4,726,013	(123,738)
BUY	ZAR	JPMorgan Chase Bank N.A.	43,495,312	1/11/13	4,870,914	4,863,645	(7,269)
BUY	ZAR	Merrill Lynch International Bank	11,564,000	1/11/13	1,329,677	1,293,086	(36,591)
SELL	ZAR	Deutsche Bank AG	7,697,000	1/11/13	855,831	860,678	(4,847)
SELL	ZAR	UBS AG	13,410,000	1/11/13	1,499,120	1,499,506	(386)

							$(4,597,292)

At November 30, 2012, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

19

Portfolio of Investments (unaudited) – continued

Swap Agreements at 11/30/12

Expiration		Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Interest Rate Swap Agreements
1/02/2014	BRL	14,000,000	JPMorgan Chase Bank, N.A.	7.73% (fixed rate)	CDI (floating rate)	$39,894
1/02/2015	BRL	1,700,000	JPMorgan Chase Bank, N.A.	8.35% (fixed rate)	CDI (floating rate)	9,264
1/02/2015	BRL	5,100,000	JPMorgan Chase Bank, N.A.	7.855% (fixed rate)	CDI (floating rate)	5,568
1/02/2017	BRL	25,000,000	JPMorgan Chase Bank, N.A.	8.96% (fixed rate)	CDI (floating rate)	158,259
1/02/2017	BRL	7,000,000	JPMorgan Chase Bank, N.A.	8.598% (fixed rate)	CDI (floating rate)	8,850
1/04/2021	BRL	9,000,000	JPMorgan Chase Bank, N.A.	9.44% (fixed rate)	CDI (floating rate)	57,114
1/04/2021	BRL	3,000,000	JPMorgan Chase Bank, N.A.	9.21% (fixed rate)	CDI (floating rate)	6,240
1/04/2021	BRL	16,000,000	JPMorgan Chase Bank, N.A.	9.16% (fixed rate)	CDI (floating rate)	18,942

						$304,131

Liability Derivatives
Interest Rate Swap Agreements
1/04/2021	BRL	3,200,000	JPMorgan Chase Bank, N.A.	9.03% (fixed rate)	CDI (floating rate)	$(3,546)

At November 30, 2012, the fund had cash collateral of $400,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $409,192,074)	$422,172,546
Underlying affiliated funds, at cost and value	56,484,200
Total investments, at value (identified cost, $465,676,274)	$478,656,746
Restricted cash	400,000
Receivables for
Forward foreign currency exchange contracts	2,026,978
Investments sold	1,365,873
Fund shares sold	905,805
Interest	6,453,511
Swaps, at value	304,131
Total assets	$490,113,044
Liabilities
Payable to custodian	$22,087
Payables for
Distributions	4,224
Forward foreign currency exchange contracts	4,597,292
Investments purchased	5,583,672
Fund shares reacquired	23,281
Swaps, at value	3,546
Payable to affiliates
Investment adviser	20,017
Shareholder servicing costs	105,578
Distribution and service fees	596
Payable for independent Trustees’ compensation	8
Accrued expenses and other liabilities	96,506
Total liabilities	$10,456,807
Net assets	$479,656,237
Net assets consist of
Paid-in capital	$460,773,639
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies (net of $5,157 deferred country tax)	10,731,980
Accumulated net realized gain (loss) on investments and foreign currency	10,331,244
Accumulated distributions in excess of net investment income	(2,180,626)
Net assets	$479,656,237
Shares of beneficial interest outstanding	44,859,535

21

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$17,960,371	1,670,399	$10.75
Class B	2,540,393	237,759	10.68
Class C	2,703,965	252,942	10.69
Class I	1,506,089	140,827	10.69
Class R1	116,713	10,924	10.68
Class R2	124,898	11,685	10.69
Class R3	176,903	16,545	10.69
Class R4	118,926	11,121	10.69
Class R5	454,407,979	42,507,333	10.69

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $11.29 [100 / 95.25 x $10.75]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$6,745,466
Dividends from underlying affiliated funds	27,429
Foreign taxes withheld	(52,688)
Total investment income	$6,720,207
Expenses
Management fee	$1,349,680
Distribution and service fees	45,512
Shareholder servicing costs	308,926
Administrative services fee	36,452
Independent Trustees’ compensation	5,607
Custodian fee	47,032
Shareholder communications	8,405
Audit and tax fees	28,799
Legal fees	6,080
Miscellaneous	66,733
Total expenses	$1,903,226
Fees paid indirectly	(644)
Reduction of expenses by investment adviser	(611)
Net expenses	$1,901,971
Net investment income	$4,818,236
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments (net of $1,274 country tax)	$12,914,427
Swap agreements	84,930
Foreign currency	171,833
Net realized gain (loss) on investments and foreign currency	$13,171,190
Change in unrealized appreciation (depreciation)
Investments (net of $5,157 decrease in deferred country tax)	$6,535,556
Swap agreements	300,585
Translation of assets and liabilities in foreign currencies	(3,832,560)
Net unrealized gain (loss) on investments and foreign currency translation	$3,003,581
Net realized and unrealized gain (loss) on investments and foreign currency	$16,174,771
Change in net assets from operations	$20,993,007

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/12 (unaudited)	Year ended 5/31/12
From operations
Net investment income	$4,818,236	$7,033,649
Net realized gain (loss) on investments and foreign currency	13,171,190	11,101,159
Net unrealized gain (loss) on investments and foreign currency translation	3,003,581	(11,309,379)
Change in net assets from operations	$20,993,007	$6,825,429
Distributions declared to shareholders
From net investment income	$(5,362,478)	$(19,084,780)
From net realized gain on investments	—	(3,605,307)
Total distributions declared to shareholders	$(5,362,478)	$(22,690,087)
Change in net assets from fund share transactions	$38,564,233	$100,815,662
Total change in net assets	$54,194,762	$84,951,004
Net assets
At beginning of period	425,461,475	340,510,471
At end of period (including accumulated distributions in excess of net investment income of $2,180,626 and $1,636,384, respectively)	$479,656,237	$425,461,475

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.38		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.16	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.09 (g)	0.88
Total from investment operations	$0.48		$0.25	$1.08
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.53)	$(0.28)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.11)		$(0.64)	$(0.31)
Net asset value, end of period (x)	$10.75		$10.38	$10.77
Total return (%) (r)(s)(t)(x)	4.68	(n)	2.34	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.03	0.97	(a)
Expenses after expense reductions (f)	1.08	(a)	1.02	0.96	(a)
Net investment income	1.86	(a)	1.54	1.93	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$17,960		$16,178	$2,244

See Notes to Financial Statements

25

Financial Highlights – continued

Class B	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.32		$10.75	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.37		0.04 (g)	0.86
Total from investment operations	$0.43		$0.13	$0.98
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.45)	$(0.20)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$10.68		$10.32	$10.75
Total return (%) (r)(s)(t)(x)	4.21	(n)	1.21	9.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.78	1.72	(a)
Expenses after expense reductions (f)	1.83	(a)	1.78	1.72	(a)
Net investment income	1.15	(a)	0.83	1.16	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$2,540		$2,169	$621

See Notes to Financial Statements

26

Financial Highlights – continued

Class C	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.09	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.03 (g)	0.87
Total from investment operations	$0.44		$0.12	$0.99
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.45)	$(0.20)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$10.69		$10.32	$10.76
Total return (%) (r)(s)(t)(x)	4.31	(n)	1.11	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.83	(a)	1.77	1.72	(a)
Expenses after expense reductions (f)	1.83	(a)	1.77	1.72	(a)
Net investment income	1.17	(a)	0.86	1.17	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$2,704		$1,804	$718

See Notes to Financial Statements

27

Financial Highlights – continued

Class I	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.33		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.20	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.03 (g)	0.87
Total from investment operations	$0.49		$0.23	$1.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.56)	$(0.30)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.67)	$(0.33)
Net asset value, end of period (x)	$10.69		$10.33	$10.77
Total return (%) (r)(s)(x)	4.73	(n)	2.12	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.77	0.72	(a)
Expenses after expense reductions (f)	0.82	(a)	0.77	0.72	(a)
Net investment income	1.88	(a)	1.91	2.14	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$1,506		$404,824	$336,485

See Notes to Financial Statements

28

Financial Highlights – continued

Class R1	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.31		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.01 (g)	0.87
Total from investment operations	$0.44		$0.11	$0.99
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.45)	$(0.20)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.07)		$(0.56)	$(0.23)
Net asset value, end of period (x)	$10.68		$10.31	$10.76
Total return (%) (r)(s)(x)	4.32	(n)	1.01	10.06	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.84	(a)	1.77	1.73	(a)
Expenses after expense reductions (f)	1.84	(a)	1.77	1.73	(a)
Net investment income	1.15	(a)	0.92	1.10	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$117		$111	$110

See Notes to Financial Statements

29

Financial Highlights – continued

Class R2	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.32		$10.76	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.15	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.03 (g)	0.87
Total from investment operations	$0.47		$0.18	$1.04
Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.51)	$(0.25)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.10)		$(0.62)	$(0.28)
Net asset value, end of period (x)	$10.69		$10.32	$10.76
Total return (%) (r)(s)(x)	4.57(n	)	1.62	10.55	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.34	(a)	1.26	1.23	(a)
Expenses after expense reductions (f)	1.34	(a)	1.26	1.23	(a)
Net investment income	1.65	(a)	1.42	1.60	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$125		$114	$111

See Notes to Financial Statements

30

Financial Highlights – continued

Class R3	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.18	$0.20
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		0.01 (g)	0.88
Total from investment operations	$0.48		$0.19	$1.08
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.53)	$(0.28)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.11)		$(0.64)	$(0.31)
Net asset value, end of period (x)	$10.69		$10.32	$10.77
Total return (%) (r)(s)(x)	4.70	(n)	1.77	10.91	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.09	(a)	1.02	0.98	(a)
Expenses after expense reductions (f)	1.09	(a)	1.02	0.98	(a)
Net investment income	1.90	(a)	1.66	1.85	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$177		$148	$111

See Notes to Financial Statements

31

Financial Highlights – continued

Class R4	Six months ended 11/30/12 (unaudited)		Year ended 5/31/12	Period ended 5/31/11 (c)

Net asset value, beginning of period	$10.32		$10.77	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.11		$0.21	$0.22
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.01 (g)	0.88
Total from investment operations	$0.50		$0.22	$1.10
Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.56)	$(0.30)
From net realized gain on investments	—		(0.11)	(0.03)
Total distributions declared to shareholders	$(0.13)		$(0.67)	$(0.33)
Net asset value, end of period (x)	$10.69		$10.32	$10.77
Total return (%) (r)(s)(x)	4.83	(n)	2.03	11.16	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.84	(a)	0.76	0.73	(a)
Expenses after expense reductions (f)	0.84	(a)	0.76	0.73	(a)
Net investment income	2.14	(a)	1.92	2.10	(a)
Portfolio turnover	59	(n)	98	76	(n)
Net assets at end of period (000 omitted)	$119		$113	$111

Class R5	Period ended 11/30/12 (i) (unaudited)

Net asset value, beginning of period	$10.67
Income (loss) from investment operations
Net investment income (d)	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.01	(g)
Total from investment operations	$0.06
Less distributions declared to shareholders
From net investment income	$(0.04)
Net asset value, end of period (x)	$10.69
Total return (%) (r)(s)(x)	0.59	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.83	(a)
Expenses after expense reductions (f)	0.83	(a)
Net investment income	2.80	(a)
Portfolio turnover	59	(n)
Net assets at end of period (000 omitted)	$454,408

See Notes to Financial Statements

32

Financial Highlights – continued

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations June 2, 2010, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Global Bond Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market, as a whole, as measured by an index determined by MFS to be an appropriate measure of the global bond market. At November 30, 2012, the fund did not have more than 25% of its assets invested in any one industry.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

34

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine

35

Notes to Financial Statements (unaudited) – continued

value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as, forward foreign currency exchange contracts and swap agreements. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$18,250	$46,908,026	$—	$46,926,276
Non-U.S. Sovereign Debt	—	332,694,275	—	332,694,275
Corporate Bonds	—	277,649	—	277,649
Commercial Mortgage-Backed Securities	—	3,096,686	—	3,096,686
Foreign Bonds	—	39,177,660	—	39,177,660
Mutual Funds	56,484,200	—	—	56,484,200
Total Investments	$56,502,450	$422,154,296	$—	$478,656,746

Other Financial Instruments
Swap Agreements	$—	$300,585	$—	$300,585
Forward Foreign Currency Exchange Contracts	—	(2,570,314)	—	(2,570,314)

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

36

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were, purchased options, forward foreign currency exchange contracts, and swap agreements. The fund’s period end derivatives, as presented in the Portfolio of Investments, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Swaps	$304,131	$(3,546)
Interest Rate	Purchased Interest Rate Options	18,250	—
Foreign Exchange	Forward Foreign Currency Exchange	2,026,978	(4,597,292)
Total		$2,349,359	$(4,600,838)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2012 as reported in the Statement of Operations:

Risk	Swap Agreements	Foreign Currency	Investments (Purchased Options)
Interest Rate	$84,930	$—	$—
Foreign Exchange	—	(347,769)	—
Interest Rate	—	—	(16,106)
Total	$84,930	$(347,769)	$(16,106)

37

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2012 as reported in the Statement of Operations:

Risk	Swap Agreements	Translation of Assets and Liabilities in Foreign Currencies	Investments (Purchased Options)
Interest Rate	$300,585	$—	$(3,838)
Foreign Exchange	—	(4,040,971)	—
Total	$300,585	$(4,040,971)	$(3,838)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Purchased Options – The fund purchased put options for a premium. Purchased put options entitle the holder to buy a specified number of shares or units of a particular

38

Notes to Financial Statements (unaudited) – continued

security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund entered into swap agreements. A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence

39

Notes to Financial Statements (unaudited) – continued

of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap agreements are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund entered into interest rate swap agreements in order to manage its exposure to interest or foreign exchange rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund invests in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swap agreements, options, futures contracts and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

40

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

41

Notes to Financial Statements (unaudited) – continued

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/12
Ordinary income (including any short-term capital gains)	$22,020,068
Long-term capital gains	670,019
Total distributions	$22,690,087

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12
Cost of investments	$469,443,741
Gross appreciation	13,870,670
Gross depreciation	(4,657,664)
Net unrealized appreciation (depreciation)	$9,213,006

As of 5/31/12
Undistributed ordinary income	1,378,383
Undistributed long-term capital gain	516,411
Post-October capital loss deferral	(291,125)
Other temporary differences	(1,577,656)
Net unrealized appreciation (depreciation)	3,226,056

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund’s realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A

42

Notes to Financial Statements (unaudited) – continued

shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 11/30/12 (i)	Year ended 5/31/12	Six months ended 11/30/12 (i)	Year ended 5/31/12
Class A	$180,730	$511,809	$—	$108,538
Class B	16,832	79,166	—	18,338
Class C	15,771	65,173	—	16,156
Class I	3,539,833	18,406,770	—	3,457,690
Class R1	802	4,733	—	1,131
Class R2	1,135	5,379	—	1,146
Class R3	1,750	5,813	—	1,161
Class R4	1,397	5,937	—	1,147
Class R5	1,604,228	—	—	—
Total	$5,362,478	$19,084,780	$—	$3,605,307

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund’s average daily net assets. The management fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets. The investment adviser has agreed in writing to reduce its management fee to 0.55% of average daily net assets in excess of $1 billion. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2013. For the six months ended November 30, 2012, the fund’s average daily net assets did not exceed $1 billion and therefore, the management fee was not reduced.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.10%	1.85%	1.85%	0.85%	1.85%	1.35%	1.10%	0.85%	0.84%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2013. For the six months ended November 30, 2012, the fund’s actual operating expenses did not exceed the limit and therefore, the investment advisor did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $19,435 for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

43

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$21,067
Class B	0.75%	0.25%	1.00%	1.00%	12,046
Class C	0.75%	0.25%	1.00%	1.00%	11,325
Class R1	0.75%	0.25%	1.00%	1.00%	573
Class R2	0.25%	0.25%	0.50%	0.50%	298
Class R3	—	0.25%	0.25%	0.25%	203
Total Distribution and Service Fees					$45,512

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

Amount
Class A	$6
Class B	2,140
Class C	201

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2012, the fee was $5,364, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers.

44

Notes to Financial Statements (unaudited) – continued

Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $12,125.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2012, these costs for the fund amounted to $291,437 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.0162% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,665 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $611, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

45

Notes to Financial Statements (unaudited) – continued

On September 28, 2012, MFS purchased 9,372 shares of Class R5 for an aggregate amount of $100,000. At November 30, 2012, MFS held 99%, 94% 67%, and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$21,625,500	$33,723,964
Investments (non-U.S. Government securities)	$259,845,127	$192,234,424

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/12 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	518,472	$5,496,435	1,879,864	$20,374,396
Class B	51,085	537,852	199,961	2,153,640
Class C	86,143	906,674	180,876	1,932,916
Class I	3,792,967	40,139,540	9,219,925	97,669,538
Class R1	57	594	9	99
Class R2	618	6,523	136	1,468
Class R3	2,041	21,440	3,353	34,899
Class R5	42,581,543	454,751,205	—	—
	47,032,926	$501,860,263	11,484,124	$122,166,956

Shares issued to shareholders in reinvestment of distributions
Class A	16,011	$170,228	54,608	$578,850
Class B	1,190	12,583	6,845	72,169
Class C	1,300	13,751	6,832	72,092
Class I	316,278	3,330,625	2,058,943	21,816,717
Class R1	76	802	555	5,864
Class R2	107	1,135	616	6,525
Class R3	165	1,749	659	6,974
Class R4	132	1,397	668	7,084
Class R5	150,315	1,604,228	—	—
	485,574	$5,136,498	2,129,726	$22,566,275

46

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/12 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(422,364)	$(4,481,701)	(584,450)	$(6,297,401)
Class B	(24,789)	(264,024)	(54,260)	(570,078)
Class C	(9,263)	(98,244)	(79,686)	(838,848)
Class I	(43,171,476)	(461,014,938)	(3,314,372)	(36,211,242)
Class R1	(1)	(54)	—	—
Class R2	(67)	(762)	—	—
Class R3	(1)	(81)	—	—
Class R5	(224,525)	(2,572,724)	—	—
	(43,852,486)	$(468,432,528)	(4,032,768)	$(43,917,569)

Net change
Class A	112,119	$1,184,962	1,350,022	$14,655,845
Class B	27,486	286,411	152,546	1,655,731
Class C	78,180	822,181	108,022	1,166,160
Class I	(39,062,231)	(417,544,773)	7,964,496	83,275,013
Class R1	132	1,342	564	5,963
Class R2	658	6,896	752	7,993
Class R3	2,205	23,108	4,012	41,873
Class R4	132	1,397	668	7,084
Class R5	42,507,333	453,782,709	—	—
	3,666,014	$38,564,233	9,581,082	$100,815,662

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime Retirement Income Fund, and the MFS Lifetime 2020 Fund were the owners of record of approximately 40%, 27%, 22%, 2%, and 2% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2010 Fund, and the MFS Lifetime 2030 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily,

47

Notes to Financial Statements (unaudited) – continued

unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, the fund’s commitment fee and interest expense were $1,399 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	33,952,875	158,189,550	(135,658,225)	56,484,200

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$27,429	$56,484,200

48

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc., on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to

49

Board Review of Investment Advisory Agreement – continued

the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds for the one-year period ended December 31, 2011. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 2, 2010 and has a limited operating history and performance record; therefore no performance data for the three- or five-year period was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate was approximately at the Lipper expense group median, and the Fund’s total expense ratio was lower than the Lipper expense group median.

50

Board Review of Investment Advisory Agreement – continued

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that MFS has agreed in writing to reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, which may not be changed without the Trustees’ approval. The Trustees concluded that the existing breakpoint was sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research, and various other

51

Board Review of Investment Advisory Agreement – continued

factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

52

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

53

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2012

MFS® ASSET ALLOCATION FUNDS

MFS® Conservative Allocation Fund

MFS® Moderate Allocation Fund

MFS® Growth Allocation Fund

MFS® Aggressive Growth Allocation Fund

AAF-SEM

MFS® ASSET ALLOCATION FUNDS

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS Conservative Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	16.9%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.9%
MFS Limited Maturity Fund	9.9%
MFS Growth Fund	6.1%
MFS Research Fund	6.1%
MFS Value Fund	6.0%
MFS High Income Fund	5.0%
MFS Global Bond Fund	5.0%
MFS Mid Cap Growth Fund	4.1%
MFS Research International Fund	4.1%
MFS Mid Cap Value Fund	4.0%
MFS Emerging Markets Debt Fund	3.0%
MFS International Growth Fund	2.0%
MFS International Value Fund	2.0%
MFS Absolute Return Fund	2.0%
MFS New Discovery Value Fund	1.0%
MFS New Discovery Fund	1.0%
MFS Global Real Estate Fund	1.0%
MFS Commodity Strategy Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Moderate Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Fund	11.9%
MFS Government Securities Fund	9.9%
MFS Growth Fund	8.0%
MFS Research Fund	8.0%
MFS Value Fund	8.0%
MFS Mid Cap Growth Fund	7.1%
MFS Mid Cap Value Fund	7.0%
MFS Research International Fund	6.1%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	5.0%
MFS International Growth Fund	3.0%
MFS International Value Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Commodity Strategy Fund	2.9%
MFS Global Real Estate Fund	2.0%
MFS New Discovery Fund	1.5%
MFS New Discovery Value Fund	1.5%
MFS International New Discovery Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other Net Assets	0.1%

(o)	Less than 0.1%

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

Portfolio Composition – continued

MFS Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	11.0%
MFS Value Fund	11.0%
MFS Mid Cap Growth Fund	9.1%
MFS Mid Cap Value Fund	9.0%
MFS Research Fund	8.0%
MFS Research International Fund	7.0%
MFS International Growth Fund	5.1%
MFS International Value Fund	5.0%
MFS High Income Fund	5.0%
MFS Inflation-Adjusted Bond Fund	5.0%
MFS Global Bond Fund	3.9%
MFS Commodity Strategy Fund	3.9%
MFS Global Real Estate Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Research Bond Fund	3.0%
MFS New Discovery Value Fund	2.0%
MFS New Discovery Fund	2.0%
MFS International New Discovery Fund	2.0%
MFS Emerging Markets Equity Fund	1.0%
MFS Absolute Return Fund	1.0%
Cash & Other Net Assets (o)	0.0%

MFS Aggressive Growth Allocation Fund

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Fund	13.0%
MFS Value Fund	13.0%
MFS Mid Cap Growth Fund	10.0%
MFS Mid Cap Value Fund	10.0%
MFS Research Fund	9.0%
MFS International Growth Fund	8.0%
MFS Research International Fund	8.0%
MFS International Value Fund	8.0%
MFS Global Real Estate Fund	5.0%
MFS Commodity Strategy Fund	4.9%
MFS International New Discovery Fund	4.0%
MFS New Discovery Value Fund	2.5%
MFS New Discovery Fund	2.5%
MFS Emerging Markets Equity Fund	2.0%
Cash & Other Net Assets	0.1%

(o)	Less than 0.1%.

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLES

Fund expenses borne by the shareholders during the period, June 1, 2012 through November 30, 2012

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Because the underlying funds have varied expenses and fee levels and each fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by each fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

Actual expenses

The first line for each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Tables – continued

MFS CONSERVATIVE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	0.32%	$1,000.00	$1,064.27	$1.66
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,059.86	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,060.41	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,065.89	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,060.67	$5.53
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,062.93	$2.95
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,064.75	$1.66
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,066.40	$0.36
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.37%	$1,000.00	$1,063.49	$1.91
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	1.12%	$1,000.00	$1,060.17	$5.78
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
529C	Actual	1.12%	$1,000.00	$1,060.63	$5.79
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS MODERATE ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	0.32%	$1,000.00	$1,082.76	$1.67
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
B	Actual	1.07%	$1,000.00	$1,078.58	$5.58
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
C	Actual	1.07%	$1,000.00	$1,078.41	$5.57
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
I	Actual	0.07%	$1,000.00	$1,084.65	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
R1	Actual	1.07%	$1,000.00	$1,079.14	$5.58
	Hypothetical (h)	1.07%	$1,000.00	$1,019.70	$5.42
R2	Actual	0.57%	$1,000.00	$1,081.35	$2.97
	Hypothetical (h)	0.57%	$1,000.00	$1,022.21	$2.89
R3	Actual	0.32%	$1,000.00	$1,083.28	$1.67
	Hypothetical (h)	0.32%	$1,000.00	$1,023.46	$1.62
R4	Actual	0.07%	$1,000.00	$1,084.17	$0.37
	Hypothetical (h)	0.07%	$1,000.00	$1,024.72	$0.36
529A	Actual	0.37%	$1,000.00	$1,082.83	$1.93
	Hypothetical (h)	0.37%	$1,000.00	$1,023.21	$1.88
529B	Actual	1.12%	$1,000.00	$1,078.19	$5.83
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67
529C	Actual	1.12%	$1,000.00	$1,078.75	$5.84
	Hypothetical (h)	1.12%	$1,000.00	$1,019.45	$5.67

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	0.34%	$1,000.00	$1,101.02	$1.79
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
B	Actual	1.09%	$1,000.00	$1,097.06	$5.73
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
C	Actual	1.09%	$1,000.00	$1,096.75	$5.73
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
I	Actual	0.09%	$1,000.00	$1,101.73	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
R1	Actual	1.09%	$1,000.00	$1,096.46	$5.73
	Hypothetical (h)	1.09%	$1,000.00	$1,019.60	$5.52
R2	Actual	0.59%	$1,000.00	$1,099.41	$3.11
	Hypothetical (h)	0.59%	$1,000.00	$1,022.11	$2.99
R3	Actual	0.34%	$1,000.00	$1,101.10	$1.79
	Hypothetical (h)	0.34%	$1,000.00	$1,023.36	$1.72
R4	Actual	0.09%	$1,000.00	$1,101.02	$0.47
	Hypothetical (h)	0.09%	$1,000.00	$1,024.62	$0.46
529A	Actual	0.39%	$1,000.00	$1,100.22	$2.05
	Hypothetical (h)	0.39%	$1,000.00	$1,023.11	$1.98
529B	Actual	1.14%	$1,000.00	$1,095.84	$5.99
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77
529C	Actual	1.14%	$1,000.00	$1,096.34	$5.99
	Hypothetical (h)	1.14%	$1,000.00	$1,019.35	$5.77

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

Expense Tables – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	0.38%	$1,000.00	$1,114.58	$2.01
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
B	Actual	1.13%	$1,000.00	$1,109.88	$5.98
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
C	Actual	1.13%	$1,000.00	$1,110.29	$5.98
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
I	Actual	0.13%	$1,000.00	$1,115.17	$0.69
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
R1	Actual	1.13%	$1,000.00	$1,109.94	$5.98
	Hypothetical (h)	1.13%	$1,000.00	$1,019.40	$5.72
R2	Actual	0.63%	$1,000.00	$1,112.34	$3.34
	Hypothetical (h)	0.63%	$1,000.00	$1,021.91	$3.19
R3	Actual	0.38%	$1,000.00	$1,113.95	$2.01
	Hypothetical (h)	0.38%	$1,000.00	$1,023.16	$1.93
R4	Actual	0.13%	$1,000.00	$1,116.58	$0.69
	Hypothetical (h)	0.13%	$1,000.00	$1,024.42	$0.66
529A	Actual	0.43%	$1,000.00	$1,114.52	$2.28
	Hypothetical (h)	0.43%	$1,000.00	$1,022.91	$2.18
529B	Actual	1.18%	$1,000.00	$1,110.28	$6.24
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97
529C	Actual	1.18%	$1,000.00	$1,109.45	$6.24
	Hypothetical (h)	1.18%	$1,000.00	$1,019.15	$5.97

(h)	5% class return per year before expenses.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher. In addition to the fees and expenses which the funds bear directly, the funds indirectly bear a pro rata share of the fees and expenses of the underlying funds in which the funds invest. If these indirect costs were included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

MFS CONSERVATIVE ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	4,295,190	$41,792,199
MFS Commodity Strategy Fund - Class R5 (v)	2,124,943	20,845,694
MFS Emerging Markets Debt Fund - Class R5	3,867,457	63,232,919
MFS Global Bond Fund - Class R5	9,811,512	104,885,059
MFS Global Real Estate Fund - Class R5 (v)	1,424,128	21,176,781
MFS Government Securities Fund - Class R5	19,889,179	209,234,166
MFS Growth Fund - Class R5 (a)	2,555,406	128,690,224
MFS High Income Fund - Class R5	29,559,567	105,232,058
MFS Inflation-Adjusted Bond Fund - Class I	18,030,397	209,873,824
MFS International Growth Fund - Class R5	1,733,576	42,940,667
MFS International Value Fund - Class R5	1,569,072	42,600,308
MFS Limited Maturity Fund - Class R5	34,151,197	209,005,327
MFS Mid Cap Growth Fund - Class I (a)	8,444,319	85,456,509
MFS Mid Cap Value Fund - Class I	5,663,508	85,235,796
MFS New Discovery Fund - Class R5	987,178	21,559,962
MFS New Discovery Value Fund - Class R5	2,045,922	21,564,017
MFS Research Bond Fund - Class R5	31,983,005	355,970,849
MFS Research Fund - Class R5	4,484,066	128,064,930
MFS Research International Fund - Class R5	5,713,534	85,417,339
MFS Value Fund - Class R5	5,012,163	127,258,807
Total Underlying Affiliated Funds (Identified Cost, $1,802,996,015)		$2,110,037,435

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	167	$167
Total Investments (Identified Cost, $1,802,996,182)		$2,110,037,602

Other Assets, Less Liabilities - 0.0%		1,055,266
Net Assets - 100.0%		$2,111,092,868

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS MODERATE ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	3,941,708	$38,352,816
MFS Commodity Strategy Fund - Class R5 (v)	11,680,617	114,586,851
MFS Emerging Markets Debt Fund - Class R5	7,086,116	115,858,000
MFS Global Bond Fund - Class R5	17,990,250	192,315,775
MFS Global Real Estate Fund - Class R5 (v)	5,213,637	77,526,783
MFS Government Securities Fund - Class R5	36,505,734	384,040,323
MFS Growth Fund - Class R5 (a)	6,163,708	310,404,326
MFS High Income Fund - Class R5	54,181,605	192,886,512
MFS Inflation-Adjusted Bond Fund - Class I	16,540,453	192,530,870
MFS International Growth Fund - Class R5	4,720,221	116,919,876
MFS International New Discovery Fund - Class R5	1,605,795	38,699,658
MFS International Value Fund - Class R5	4,289,000	116,446,353
MFS Mid Cap Growth Fund - Class I (a)	26,853,819	271,760,652
MFS Mid Cap Value Fund - Class I	18,035,987	271,441,605
MFS New Discovery Fund - Class R5	2,692,299	58,799,820
MFS New Discovery Value Fund - Class R5	5,569,110	58,698,423
MFS Research Bond Fund - Class R5	41,434,801	461,169,330
MFS Research Fund - Class R5	10,858,558	310,120,417
MFS Research International Fund - Class R5	15,601,670	233,244,969
MFS Value Fund - Class R5	12,172,218	309,052,618
Total Underlying Affiliated Funds (Identified Cost, $3,105,144,531)		$3,864,855,977

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	88	$88
Total Investments (Identified Cost, $3,105,144,619)		$3,864,856,065

Other Assets, Less Liabilities - 0.1%		2,484,091
Net Assets - 100.0%		$3,867,340,156

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 100.0%
Issuer	Shares/Par	Value ($)
MFS Absolute Return Fund - Class R5	3,259,768	$31,717,539
MFS Commodity Strategy Fund - Class R5 (v)	12,862,782	126,183,895
MFS Emerging Markets Debt Fund - Class R5	5,873,661	96,034,359
MFS Emerging Markets Equity Fund - Class R5	997,903	31,962,828
MFS Global Bond Fund - Class R5	11,903,010	127,243,177
MFS Global Real Estate Fund - Class R5 (v)	6,464,689	96,129,933
MFS Growth Fund - Class R5 (a)	7,009,617	353,004,304
MFS High Income Fund - Class R5	44,843,065	159,641,312
MFS Inflation-Adjusted Bond Fund - Class I	13,685,508	159,299,315
MFS International Growth Fund - Class R5	6,519,795	161,495,329
MFS International New Discovery Fund - Class R5	2,653,003	63,937,374
MFS International Value Fund - Class R5	5,904,780	160,314,772
MFS Mid Cap Growth Fund - Class I (a)	28,559,804	289,025,219
MFS Mid Cap Value Fund - Class I	19,179,275	288,648,091
MFS New Discovery Fund - Class R5	2,953,430	64,502,900
MFS New Discovery Value Fund - Class R5	6,121,171	64,517,146
MFS Research Bond Fund - Class R5	8,567,596	95,357,346
MFS Research Fund - Class R5	8,978,276	256,419,576
MFS Research International Fund - Class R5	15,039,663	224,842,957
MFS Value Fund - Class R5	13,843,326	351,482,043
Total Underlying Affiliated Funds (Identified Cost, $2,442,393,437)		$3,201,759,415

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	29	$29
Total Investments (Identified Cost, $2,442,393,466)		$3,201,759,444

Other Assets, Less Liabilities - 0.0%		1,017,326
Net Assets - 100.0%		$3,202,776,770

See Portfolio Footnotes and Notes to Financial Statements

Portfolio of Investments (unaudited) – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

Underlying Affiliated Funds - 99.9%
Issuer	Shares/Par	Value ($)
MFS Commodity Strategy Fund - Class R5 (v)	5,662,701	$55,551,099
MFS Emerging Markets Equity Fund - Class R5	702,912	22,514,258
MFS Global Real Estate Fund - Class R5 (v)	3,796,931	56,460,369
MFS Growth Fund - Class R5 (a)	2,929,821	147,545,775
MFS International Growth Fund - Class R5	3,673,054	90,981,546
MFS International New Discovery Fund - Class R5	1,871,885	45,112,429
MFS International Value Fund - Class R5	3,337,287	90,607,342
MFS Mid Cap Growth Fund - Class I (a)	11,211,604	113,461,435
MFS Mid Cap Value Fund - Class I	7,531,072	113,342,632
MFS New Discovery Fund - Class R5	1,299,152	28,373,490
MFS New Discovery Value Fund - Class R5	2,701,830	28,477,287
MFS Research Fund - Class R5	3,571,090	101,990,332
MFS Research International Fund - Class R5	6,071,478	90,768,596
MFS Value Fund - Class R5	5,784,082	146,857,848
Total Underlying Affiliated Funds (Identified Cost, $793,989,382)		$1,132,044,438

Money Market Funds - 0.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	51	$51
Total Investments (Identified Cost, $793,989,433)		$1,132,044,489

Other Assets, Less Liabilities - 0.1%		1,011,182
Net Assets - 100.0%		$1,133,055,671

Portfolio Footnotes:

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

These statements represent each fund’s balance sheet, which details the assets and liabilities comprising the total value of each fund.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Assets
Investments –
Underlying affiliated funds, at value (Identified cost, $1,802,996,182, $3,105,144,619, $2,442,393,466, and $793,989,433, respectively)	$2,110,037,602	$3,864,856,065	$3,201,759,444	$1,132,044,489
Receivables for
Investments sold	641,244	278,601	1,621,740	1,418,212
Fund shares sold	9,592,955	17,298,664	7,553,236	1,697,679
Receivable from investment adviser	—	—	—	851
Total assets	$2,120,271,801	$3,882,433,330	$3,210,934,420	$1,135,161,231

Liabilities
Payable to custodian	$3,120,530	$5,584,589	$2,980,027	$142,812
Payables for
Investments purchased	3,004,984	4,976,078	928,639	490,215
Fund shares reacquired	2,819,141	4,037,021	3,676,889	1,136,003
Payable to affiliates
Investment adviser	96	96	96	—
Shareholder servicing costs	87,025	272,425	354,200	229,153
Distribution and service fees	56,226	102,857	86,082	29,105
Program manager fee	397	500	604	310
Payable for independent Trustees’ compensation	14	5	13	95
Accrued expenses and other liabilities	90,520	119,603	131,100	77,867
Total liabilities	$9,178,933	$15,093,174	$8,157,650	$2,105,560
Net assets	$2,111,092,868	$3,867,340,156	$3,202,776,770	$1,133,055,671

Net assets consist of
Paid-in capital	$1,858,819,902	$3,312,221,336	$2,700,298,668	$947,129,734
Unrealized appreciation (depreciation) on investments	307,041,420	759,711,446	759,365,979	338,055,056
Accumulated net realized gain (loss) on investments	(60,060,275)	(214,420,209)	(283,952,304)	(159,542,868)
Undistributed net investment income	5,291,821	9,827,583	27,064,427	7,413,749
Net assets	$2,111,092,868	$3,867,340,156	$3,202,776,770	$1,133,055,671

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net assets
Class A	$1,052,211,474	$1,965,256,477	$1,618,247,104	$479,776,231
Class B	160,456,847	344,414,802	327,848,501	100,182,772
Class C	414,218,893	726,433,277	546,418,179	163,185,431
Class I	59,959,259	56,993,045	49,957,647	35,368,841
Class R1	24,592,163	51,836,581	44,977,507	19,523,098
Class R2	106,079,953	208,691,823	187,048,072	102,064,237
Class R3	134,972,547	269,601,705	181,403,110	105,531,257
Class R4	13,251,115	61,406,187	25,889,392	13,667,148
Class 529A	87,375,290	113,943,148	143,623,974	81,220,709
Class 529B	12,573,333	18,907,512	26,302,241	8,451,267
Class 529C	45,401,994	49,855,599	51,061,043	24,084,680
Total net assets	$2,111,092,868	$3,867,340,156	$3,202,776,770	$1,133,055,671

Shares of beneficial interest outstanding
Class A	77,394,332	135,422,548	106,842,800	31,221,960
Class B	11,876,484	23,969,115	21,980,716	6,655,338
Class C	30,874,801	50,800,085	36,798,882	10,880,555
Class I	4,376,172	3,883,351	3,270,833	2,268,107
Class R1	1,866,012	3,692,176	3,091,442	1,324,497
Class R2	7,996,399	14,646,594	12,618,144	6,780,034
Class R3	9,999,561	18,699,903	12,069,323	6,917,951
Class R4	974,111	4,233,982	1,708,788	886,041
Class 529A	6,456,070	7,884,632	9,549,200	5,316,343
Class 529B	943,852	1,327,488	1,782,742	567,351
Class 529C	3,412,227	3,514,393	3,478,026	1,627,084
Total shares of beneficial interest outstanding	156,170,021	268,074,267	213,190,896	74,445,261

Class A shares
Net asset value per share
(net assets/shares of beneficial interest outstanding)	$13.60	$14.51	$15.15	$15.37
Offering price per share (100 / 94.25 × net asset value per share)	$14.43	$15.40	$16.07	$16.31

Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.51	$14.37	$14.92	$15.05

Class C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.42	$14.30	$14.85	$15.00

Class I shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.70	$14.68	$15.27	$15.59

Class R1 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.18	$14.04	$14.55	$14.74

Class R2 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.27	$14.25	$14.82	$15.05

Statements of Assets and Liabilities (unaudited) – continued

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class R3 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.50	$14.42	$15.03	$15.25

Class R4 shares
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.60	$14.50	$15.15	$15.42

Class 529A shares
Net asset value and redemption price per share
(net assets/shares of beneficial interest outstanding)	$13.53	$14.45	$15.04	$15.28
Offering price per share (100 / 94.25 × net asset value per share)	$14.36	$15.33	$15.96	$16.21

Class 529B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.32	$14.24	$14.75	$14.90

Class 529C shares
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)	$13.31	$14.19	$14.68	$14.80

On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

See Notes to Financial Statements

Financial Statements

STATEMENTS OF OPERATIONS

Six months ended 11/30/12 (unaudited)

These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Net investment income
Dividends from underlying affiliated funds	$20,030,280	$28,297,916	$15,204,382	$1,442,433
Expenses
Distribution and service fees	4,813,087	8,869,032	7,607,030	2,629,049
Program manager fees	69,846	87,149	107,272	55,463
Shareholder servicing costs	364,899	869,519	1,008,380	568,064
Administrative services fee	8,775	8,775	8,775	8,775
Independent Trustees’ compensation	20,229	27,643	26,505	14,402
Custodian fee	43,237	57,854	53,108	26,288
Shareholder communications	41,041	86,045	100,141	39,151
Audit and tax fees	16,141	16,261	16,258	16,121
Legal fees	10,759	20,286	19,731	7,891
Miscellaneous	170,281	200,821	159,927	90,773
Total expenses	$5,558,295	$10,243,385	$9,107,127	$3,455,977
Fees paid indirectly	(3)	(14)	(4)	—
Reduction of expenses by investment adviser	(37,580)	(48,522)	(57,823)	(71,229)
Net expenses	$5,520,712	$10,194,849	$9,049,300	$3,384,748
Net investment income (loss)	$14,509,568	$18,103,067	$6,155,082	$(1,942,315)

Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis) Investments in underlying affiliated funds	$(1,917,133)	$(7,288,196)	$26,727,698	$10,853,882
Change in unrealized appreciation (depreciation) on investments	$104,039,652	$265,950,403	$249,640,142	$107,448,047
Net realized and unrealized gain (loss) on investments	$102,122,519	$258,662,207	$276,367,840	$118,301,929
Change in net assets from operations	$116,632,087	$276,765,274	$282,522,922	$116,359,614

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Six months ended 11/30/12 (unaudited)	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income (loss)	$14,509,568	$18,103,067	$6,155,082	$(1,942,315)
Net realized gain (loss) on investments	(1,917,133)	(7,288,196)	26,727,698	10,853,882
Net unrealized gain (loss) on investments	104,039,652	265,950,403	249,640,142	107,448,047
Change in net assets from operations	$116,632,087	$276,765,274	$282,522,922	$116,359,614

Distributions declared to shareholders
From net investment income	$(20,273,978)	$(32,871,310)	$—	$—
Change in net assets from fund share transactions	$204,020,985	$244,834,846	$68,182,935	$(74,562,852)
Total change in net assets	$300,379,094	$488,728,810	$350,705,857	$41,796,762

Net assets
At beginning of period	1,810,713,774	3,378,611,346	2,852,070,913	1,091,258,909
At end of period	$2,111,092,868	$3,867,340,156	$3,202,776,770	$1,133,055,671
Undistributed net investment income included in net assets at end of period	$5,291,821	$9,827,583	$27,064,427	$7,413,749

Year ended 5/31/12	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Change in net assets

From operations
Net investment income	$35,581,696	$54,429,476	$35,727,551	$5,110,720
Net realized gain (loss) on investments	16,818,966	53,791,498	66,755,665	28,143,592
Net unrealized gain (loss) on investments	(40,103,893)	(174,915,862)	(264,760,048)	(137,086,033)
Change in net assets from operations	$12,296,769	$(66,694,888)	$(162,276,832)	$(103,831,721)

Distributions declared to shareholders
From net investment income	$(35,731,593)	$(61,394,919)	$(52,500,407)	$(13,200,076)
Change in net assets from fund share transactions	$509,334,231	$712,397,436	$227,234,250	$13,293,405
Total change in net assets	$485,899,407	$584,307,629	$12,457,011	$(103,738,392)

Net assets
At beginning of period	1,324,814,367	2,794,303,717	2,839,613,902	1,194,997,301
At end of period	$1,810,713,774	$3,378,611,346	$2,852,070,913	$1,091,258,909
Undistributed net investment income included in net assets at end of period	$11,056,231	$24,595,826	$20,909,345	$9,356,064

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

MFS CONSERVATIVE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$12.93		$13.18	$11.73	$10.43	$12.22	$12.58

Income (loss) from investment operations
Net investment income (d)(l)	$0.12		$0.34	$0.29	$0.34	$0.32	$0.38
Net realized and unrealized gain (loss) on investments	0.71		(0.25)	1.52	1.31	(1.68)	(0.12)
Total from investment operations	$0.83		$0.09	$1.81	$1.65	$(1.36)	$0.26

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.36)	$(0.35)	$(0.36)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.36)	$(0.35)	$(0.43)	$(0.62)
Net asset value, end of period (x)	$13.60		$12.93	$13.18	$11.73	$10.43	$12.22
Total return (%) (r)(s)(t)(x)	6.43	(n)	0.79	15.56	15.84	(10.79)	2.05

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.31	0.31	0.31	0.38	0.43
Expenses after expense reductions (f)(h)	0.32	(a)	0.31	0.31	0.31	0.38	0.43
Net investment income (l)	1.73	(a)	2.60	2.33	2.95	3.06	3.04
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$1,052,211		$859,467	$560,089	$363,769	$264,183	$285,817

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$12.85		$13.10	$11.64	$10.35	$12.11	$12.46

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.24	$0.20	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss) on investments	0.70		(0.24)	1.50	1.31	(1.66)	(0.11)
Total from investment operations	$0.77		$—	$1.70	$1.56	$(1.41)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.24)	$(0.27)	$(0.28)	$(0.27)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.24)	$(0.27)	$(0.35)	$(0.53)
Net asset value, end of period (x)	$13.51		$12.85	$13.10	$11.64	$10.35	$12.11
Total return (%) (r)(s)(t)(x)	5.99	(n)	0.03	14.70	15.04	(11.41)	1.43

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.06	1.06	1.06	1.06	1.08
Expenses after expense reductions (f)(h)	1.07	(a)	1.06	1.06	1.06	1.06	1.08
Net investment income (l)	0.98	(a)	1.85	1.59	2.21	2.38	2.38
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$160,457		$143,231	$131,167	$119,885	$111,281	$150,268

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$12.76		$13.02	$11.58	$10.31	$12.08	$12.44

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.24	$0.20	$0.25	$0.25	$0.29
Net realized and unrealized gain (loss) on investments	0.71		(0.25)	1.50	1.30	(1.66)	(0.11)
Total from investment operations	$0.77		$(0.01)	$1.70	$1.55	$(1.41)	$0.18

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.26)	$(0.28)	$(0.29)	$(0.28)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.26)	$(0.28)	$(0.36)	$(0.54)
Net asset value, end of period (x)	$13.42		$12.76	$13.02	$11.58	$10.31	$12.08
Total return (%) (r)(s)(t)(x)	6.04	(n)	0.00 (y)	14.76	15.02	(11.44)	1.42

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.06	1.06	1.06	1.06	1.08
Expenses after expense reductions (f)(h)	1.07	(a)	1.06	1.06	1.06	1.06	1.08
Net investment income (l)	0.98	(a)	1.85	1.58	2.20	2.38	2.37
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$414,219		$351,460	$264,696	$179,262	$127,617	$146,794

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class I
Net asset value, beginning of period	$13.03		$13.28	$11.81	$10.50	$12.31	$12.67

Income (loss) from investment operations
Net investment income (d)(l)	$0.13		$0.37	$0.33	$0.36	$0.36	$0.42
Net realized and unrealized gain (loss) on investments	0.71		(0.25)	1.53	1.33	(1.70)	(0.11)
Total from investment operations	$0.84		$0.12	$1.86	$1.69	$(1.34)	$0.31

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.39)	$(0.38)	$(0.40)	$(0.41)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.17)		$(0.37)	$(0.39)	$(0.38)	$(0.47)	$(0.67)
Net asset value, end of period (x)	$13.70		$13.03	$13.28	$11.81	$10.50	$12.31
Total return (%) (r)(s)(x)	6.51	(n)	1.03	15.93	16.08	(10.53)	2.39

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.06	0.06	0.06	0.06	0.08
Expenses after expense reductions (f)(h)	0.07	(a)	0.06	0.06	0.06	0.06	0.08
Net investment income (l)	1.97	(a)	2.85	2.58	3.15	3.37	3.36
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$59,959		$47,437	$37,350	$22,334	$28,664	$31,455

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R1
Net asset value, beginning of period	$12.53		$12.79	$11.38	$10.13	$11.88	$12.31

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.23	$0.19	$0.25	$0.24	$0.27
Net realized and unrealized gain (loss) on investments	0.70		(0.24)	1.47	1.27	(1.63)	(0.10)
Total from investment operations	$0.76		$(0.01)	$1.66	$1.52	$(1.39)	$0.17

Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.25)	$(0.25)	$(0.27)	$(0.29)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.11)		$(0.25)	$(0.25)	$(0.27)	$(0.36)	$(0.60)
Net asset value, end of period (x)	$13.18		$12.53	$12.79	$11.38	$10.13	$11.88
Total return (%) (r)(s)(x)	6.07	(n)	(0.01)	14.68	15.03	(11.43)	1.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.06	1.06	1.06	1.06	1.14
Expenses after expense reductions (f)(h)	1.07	(a)	1.06	1.06	1.06	1.06	1.14
Net investment income (l)	0.98	(a)	1.85	1.58	2.21	2.37	2.25
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$24,592		$22,511	$19,202	$14,914	$13,293	$14,563

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R2
Net asset value, beginning of period	$12.62		$12.87	$11.46	$10.20	$11.97	$12.36

Income (loss) from investment operations
Net investment income (d)(l)	$0.10		$0.29	$0.26	$0.30	$0.30	$0.33
Net realized and unrealized gain (loss) on investments	0.69		(0.23)	1.47	1.29	(1.65)	(0.10)
Total from investment operations	$0.79		$0.06	$1.73	$1.59	$(1.35)	$0.23

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.32)	$(0.33)	$(0.35)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.32)	$(0.33)	$(0.42)	$(0.62)
Net asset value, end of period (x)	$13.27		$12.62	$12.87	$11.46	$10.20	$11.97
Total return (%) (r)(s)(x)	6.29	(n)	0.56	15.25	15.58	(10.96)	1.79

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.56	0.56	0.56	0.56	0.65
Expenses after expense reductions (f)(h)	0.57	(a)	0.56	0.56	0.56	0.56	0.64
Net investment income (l)	1.48	(a)	2.34	2.09	2.70	2.89	2.74
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$106,080		$98,868	$85,488	$67,403	$50,486	$53,613
See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$12.83		$13.09	$11.65	$10.36	$12.16	$12.52

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.33	$0.29	$0.34	$0.33	$0.37
Net realized and unrealized gain (loss) on investments	0.72		(0.25)	1.51	1.30	(1.69)	(0.10)
Total from investment operations	$0.83		$0.08	$1.80	$1.64	$(1.36)	$0.27

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.34)	$(0.36)	$(0.35)	$(0.37)	$(0.37)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.16)		$(0.34)	$(0.36)	$(0.35)	$(0.44)	$(0.63)
Net asset value, end of period (x)	$13.50		$12.83	$13.09	$11.65	$10.36	$12.16
Total return (%) (r)(s)(x)	6.48	(n)	0.72	15.59	15.88	(10.81)	2.14

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.31	0.31	0.32	0.31	0.40
Expenses after expense reductions (f)(h)	0.32	(a)	0.31	0.31	0.31	0.31	0.40
Net investment income (l)	1.73	(a)	2.58	2.33	2.91	3.16	3.02
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$134,973		$121,030	$83,168	$58,744	$24,366	$23,001

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$12.93		$13.18	$11.73	$10.42	$12.22	$12.58

Income (loss) from investment operations
Net investment income (d)(l)	$0.14		$0.37	$0.32	$0.37	$0.36	$0.40
Net realized and unrealized gain (loss) on investments	0.70		(0.25)	1.52	1.32	(1.69)	(0.10)
Total from investment operations	$0.84		$0.12	$1.84	$1.69	$(1.33)	$0.30

Less distributions declared to shareholders
From net investment income	$(0.17)		$(0.37)	$(0.39)	$(0.38)	$(0.40)	$(0.40)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.17)		$(0.37)	$(0.39)	$(0.38)	$(0.47)	$(0.66)
Net asset value, end of period (x)	$13.60		$12.93	$13.18	$11.73	$10.42	$12.22
Total return (%) (r)(s)(x)	6.56	(n)	1.03	15.87	16.21	(10.52)	2.32

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.06	0.06	0.06	0.06	0.13
Expenses after expense reductions (f)(h)	0.07	(a)	0.06	0.06	0.06	0.06	0.13
Net investment income (l)	2.11	(a)	2.84	2.58	3.20	3.38	3.29
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$13,251		$34,097	$28,777	$22,768	$17,248	$22,020

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529A
Net asset value, beginning of period	$12.87		$13.12	$11.68	$10.38	$12.16	$12.52

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.33	$0.28	$0.32	$0.31	$0.34
Net realized and unrealized gain (loss) on investments	0.70		(0.25)	1.50	1.32	(1.68)	(0.10)
Total from investment operations	$0.81		$0.08	$1.78	$1.64	$(1.37)	$0.24

Less distributions declared to shareholders
From net investment income	$(0.15)		$(0.33)	$(0.34)	$(0.34)	$(0.34)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.15)		$(0.33)	$(0.34)	$(0.34)	$(0.41)	$(0.60)
Net asset value, end of period (x)	$13.53		$12.87	$13.12	$11.68	$10.38	$12.16
Total return (%) (r)(s)(t)(x)	6.35	(n)	0.73	15.42	15.80	(10.92)	1.84

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.41	0.41	0.41	0.48	0.65
Expenses after expense reductions (f)(h)	0.37	(a)	0.37	0.41	0.41	0.48	0.65
Net investment income (l)	1.68	(a)	2.55	2.23	2.80	2.95	2.80
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$87,375		$78,416	$62,949	$46,487	$26,409	$28,935

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529B
Net asset value, beginning of period	$12.66		$12.91	$11.48	$10.23	$12.01	$12.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.22	$0.18	$0.24	$0.23	$0.26
Net realized and unrealized gain (loss) on investments	0.70		(0.24)	1.48	1.28	(1.65)	(0.10)
Total from investment operations	$0.76		$(0.02)	$1.66	$1.52	$(1.42)	$0.16

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.23)	$(0.23)	$(0.27)	$(0.29)	$(0.29)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.10)		$(0.23)	$(0.23)	$(0.27)	$(0.36)	$(0.55)
Net asset value, end of period (x)	$13.32		$12.66	$12.91	$11.48	$10.23	$12.01
Total return (%) (r)(s)(t)(x)	6.02	(n)	(0.08)	14.58	14.89	(11.50)	1.23

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.16	1.16	1.16	1.16	1.29
Expenses after expense reductions (f)(h)	1.12	(a)	1.11	1.16	1.16	1.16	1.29
Net investment income (l)	0.93	(a)	1.78	1.49	2.08	2.28	2.10
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$12,573		$13,074	$16,656	$14,592	$9,339	$7,063

See Notes to Financial Statements

Financial Highlights – continued

MFS CONSERVATIVE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529C
Net asset value, beginning of period	$12.65		$12.91	$11.49	$10.23	$11.98	$12.35

Income (loss) from investment operations
Net investment income (d)(l)	$0.06		$0.23	$0.18	$0.23	$0.23	$0.26
Net realized and unrealized gain (loss) on investments	0.70		(0.25)	1.48	1.29	(1.64)	(0.11)
Total from investment operations	$0.76		$(0.02)	$1.66	$1.52	$(1.41)	$0.15

Less distributions declared to shareholders
From net investment income	$(0.10)		$(0.24)	$(0.24)	$(0.26)	$(0.27)	$(0.26)
From net realized gain on investments	—		—	—	—	(0.07)	(0.26)
Total distributions declared to shareholders	$(0.10)		$(0.24)	$(0.24)	$(0.26)	$(0.34)	$(0.52)
Net asset value, end of period (x)	$13.31		$12.65	$12.91	$11.49	$10.23	$11.98
Total return (%) (r)(s)(t)(x)	6.06	(n)	(0.08)	14.57	14.92	(11.47)	1.18

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.16	1.16	1.16	1.16	1.30
Expenses after expense reductions (f)(h)	1.12	(a)	1.12	1.16	1.16	1.16	1.30
Net investment income (l)	0.93	(a)	1.79	1.48	2.05	2.28	2.15
Portfolio turnover	3	(n)	4	12	5	62	11
Net assets at end of period (000 omitted)	$45,402		$41,123	$35,274	$28,492	$15,970	$16,618
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(y)	Total return was less than 0.01%.

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$13.54		$14.18	$11.99	$10.42	$13.60	$14.27

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.28	$0.25	$0.29	$0.28	$0.33
Net realized and unrealized gain (loss) on investments	1.02		(0.61)	2.27	1.62	(3.03)	(0.23)
Total from investment operations	$1.11		$(0.33)	$2.52	$1.91	$(2.75)	$0.10

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.31)	$(0.33)	$(0.34)	$(0.35)	$(0.35)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.14)		$(0.31)	$(0.33)	$(0.34)	$(0.43)	$(0.77)
Net asset value, end of period (x)	$14.51		$13.54	$14.18	$11.99	$10.42	$13.60
Total return (%) (r)(s)(t)(x)	8.28	(n)	(2.22)	21.17	18.30	(19.86)	0.69

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.30	0.30	0.30	0.37	0.41
Expenses after expense reductions (f)(h)	0.32	(a)	0.30	0.30	0.30	0.37	0.41
Net investment income (l)	1.24	(a)	2.08	1.86	2.43	2.63	2.39
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$1,965,256		$1,625,988	$1,221,138	$787,430	$621,322	$855,064

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$13.41		$14.06	$11.87	$10.32	$13.44	$14.13

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.18	$0.15	$0.20	$0.21	$0.24
Net realized and unrealized gain (loss) on investments	1.02		(0.60)	2.24	1.60	(2.99)	(0.23)
Total from investment operations	$1.05		$(0.42)	$2.39	$1.80	$(2.78)	$0.01

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.20)	$(0.25)	$(0.26)	$(0.28)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.09)		$(0.23)	$(0.20)	$(0.25)	$(0.34)	$(0.70)
Net asset value, end of period (x)	$14.37		$13.41	$14.06	$11.87	$10.32	$13.44
Total return (%) (r)(s)(t)(x)	7.86	(n)	(2.95)	20.26	17.47	(20.40)	0.03

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.05	1.05	1.05	1.04	1.06
Expenses after expense reductions (f)(h)	1.07	(a)	1.05	1.05	1.05	1.04	1.06
Net investment income (l)	0.49	(a)	1.33	1.12	1.69	1.95	1.74
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$344,415		$323,142	$369,100	$339,313	$319,556	$497,161

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$13.35		$14.00	$11.83	$10.30	$13.41	$14.11

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.18	$0.14	$0.20	$0.21	$0.24
Net realized and unrealized gain (loss) on investments	1.01		(0.60)	2.25	1.59	(2.97)	(0.24)
Total from investment operations	$1.04		$(0.42)	$2.39	$1.79	$(2.76)	$—

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.22)	$(0.26)	$(0.27)	$(0.28)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.09)		$(0.23)	$(0.22)	$(0.26)	$(0.35)	$(0.70)
Net asset value, end of period (x)	$14.30		$13.35	$14.00	$11.83	$10.30	$13.41
Total return (%) (r)(s)(t)(x)	7.84	(n)	(2.93)	20.28	17.39	(20.32)	(0.03)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.05	1.05	1.05	1.04	1.06
Expenses after expense reductions (f)(h)	1.07	(a)	1.05	1.05	1.05	1.04	1.06
Net investment income (l)	0.49	(a)	1.33	1.11	1.69	1.95	1.74
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$726,433		$608,898	$517,524	$374,146	$304,786	$424,551

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class I
Net asset value, beginning of period	$13.69		$14.33	$12.12	$10.52	$13.74	$14.40

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.32	$0.29	$0.29	$0.32	$0.38
Net realized and unrealized gain (loss) on investments	1.04		(0.61)	2.28	1.68	(3.07)	(0.23)
Total from investment operations	$1.15		$(0.29)	$2.57	$1.97	$(2.75)	$0.15

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.36)	$(0.37)	$(0.39)	$(0.39)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.36)	$(0.37)	$(0.47)	$(0.81)
Net asset value, end of period (x)	$14.68		$13.69	$14.33	$12.12	$10.52	$13.74
Total return (%) (r)(s)(x)	8.46	(n)	(1.96)	21.42	18.68	(19.58)	1.04

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.05	0.05	0.05	0.04	0.06
Expenses after expense reductions (f)(h)	0.07	(a)	0.05	0.05	0.05	0.04	0.06
Net investment income (l)	1.48	(a)	2.33	2.16	2.49	2.95	2.74
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$56,993		$45,016	$32,434	$13,173	$37,294	$48,815

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R1
Net asset value, beginning of period	$13.11		$13.75	$11.62	$10.12	$13.21	$13.94

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.17	$0.14	$0.19	$0.20	$0.22
Net realized and unrealized gain (loss) on investments	0.99		(0.58)	2.20	1.57	(2.93)	(0.22)
Total from investment operations	$1.02		$(0.41)	$2.34	$1.76	$(2.73)	$—

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.21)	$(0.26)	$(0.28)	$(0.31)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.09)		$(0.23)	$(0.21)	$(0.26)	$(0.36)	$(0.73)
Net asset value, end of period (x)	$14.04		$13.11	$13.75	$11.62	$10.12	$13.21
Total return (%) (r)(s)(x)	7.83	(n)	(2.90)	20.26	17.40	(20.35)	(0.05)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.07	(a)	1.05	1.05	1.05	1.04	1.12
Expenses after expense reductions (f)(h)	1.07	(a)	1.05	1.05	1.05	1.04	1.12
Net investment income (l)	0.49	(a)	1.32	1.12	1.69	1.97	1.66
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$51,837		$45,596	$40,188	$34,274	$29,031	$33,921

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R2
Net asset value, beginning of period	$13.30		$13.93	$11.78	$10.25	$13.39	$14.08

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.24	$0.21	$0.25	$0.26	$0.29
Net realized and unrealized gain (loss) on investments	1.01		(0.59)	2.23	1.59	(2.98)	(0.22)
Total from investment operations	$1.08		$(0.35)	$2.44	$1.84	$(2.72)	$0.07

Less distributions declared to shareholders
From net investment income	$(0.13)		$(0.28)	$(0.29)	$(0.31)	$(0.34)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.13)		$(0.28)	$(0.29)	$(0.31)	$(0.42)	$(0.76)
Net asset value, end of period (x)	$14.25		$13.30	$13.93	$11.78	$10.25	$13.39
Total return (%) (r)(s)(x)	8.14	(n)	(2.42)	20.85	17.98	(19.97)	0.47

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.57	(a)	0.55	0.55	0.55	0.54	0.63
Expenses after expense reductions (f)(h)	0.57	(a)	0.55	0.55	0.55	0.54	0.63
Net investment income (l)	0.99	(a)	1.83	1.62	2.19	2.46	2.15
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$208,692		$191,661	$181,917	$149,997	$121,453	$153,326

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$13.46		$14.09	$11.92	$10.36	$13.53	$14.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.09		$0.28	$0.25	$0.28	$0.29	$0.33
Net realized and unrealized gain (loss) on investments	1.01		(0.59)	2.25	1.62	(3.02)	(0.23)
Total from investment operations	$1.10		$(0.31)	$2.50	$1.90	$(2.73)	$0.10

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.32)	$(0.33)	$(0.34)	$(0.36)	$(0.35)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.14)		$(0.32)	$(0.33)	$(0.34)	$(0.44)	$(0.77)
Net asset value, end of period (x)	$14.42		$13.46	$14.09	$11.92	$10.36	$13.53
Total return (%) (r)(s)(x)	8.25	(n)	(2.15)	21.13	18.33	(19.77)	0.71

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.32	(a)	0.30	0.30	0.30	0.29	0.39
Expenses after expense reductions (f)(h)	0.32	(a)	0.30	0.30	0.30	0.29	0.39
Net investment income (l)	1.24	(a)	2.04	1.87	2.41	2.72	2.41
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$269,602		$245,733	$167,138	$116,291	$86,364	$106,643

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$13.53		$14.17	$11.98	$10.41	$13.60	$14.25

Income (loss) from investment operations
Net investment income (d)(l)	$0.11		$0.32	$0.28	$0.32	$0.32	$0.36
Net realized and unrealized gain (loss) on investments	1.02		(0.61)	2.27	1.62	(3.04)	(0.21)
Total from investment operations	$1.13		$(0.29)	$2.55	$1.94	$(2.72)	$0.15

Less distributions declared to shareholders
From net investment income	$(0.16)		$(0.35)	$(0.36)	$(0.37)	$(0.39)	$(0.38)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.16)		$(0.35)	$(0.36)	$(0.37)	$(0.47)	$(0.80)
Net asset value, end of period (x)	$14.50		$13.53	$14.17	$11.98	$10.41	$13.60
Total return (%) (r)(s)(x)	8.42	(n)	(1.99)	21.50	18.59	(19.56)	1.01

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.07	(a)	0.05	0.05	0.05	0.04	0.11
Expenses after expense reductions (f)(h)	0.07	(a)	0.05	0.05	0.05	0.04	0.11
Net investment income (l)	1.59	(a)	2.35	2.10	2.68	2.98	2.65
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$61,406		$130,331	$111,170	$80,706	$57,284	$65,841

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529A
Net asset value, beginning of period	$13.49		$14.12	$11.94	$10.38	$13.54	$14.20

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.27	$0.23	$0.27	$0.27	$0.30
Net realized and unrealized gain (loss) on investments	1.02		(0.60)	2.26	1.62	(3.01)	(0.23)
Total from investment operations	$1.10		$(0.33)	$2.49	$1.89	$(2.74)	$0.07

Less distributions declared to shareholders
From net investment income	$(0.14)		$(0.30)	$(0.31)	$(0.33)	$(0.34)	$(0.31)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.14)		$(0.30)	$(0.31)	$(0.33)	$(0.42)	$(0.73)
Net asset value, end of period (x)	$14.45		$13.49	$14.12	$11.94	$10.38	$13.54
Total return (%) (r)(s)(t)(x)	8.20	(n)	(2.22)	21.05	18.19	(19.91)	0.44

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.42	(a)	0.40	0.40	0.40	0.47	0.63
Expenses after expense reductions (f)(h)	0.37	(a)	0.36	0.40	0.40	0.46	0.63
Net investment income (l)	1.19	(a)	2.03	1.76	2.27	2.54	2.16
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$113,943		$100,388	$87,429	$64,419	$33,543	$40,969

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529B
Net asset value, beginning of period	$13.29		$13.94	$11.77	$10.24	$13.35	$14.01

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.17	$0.13	$0.18	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	1.01		(0.60)	2.23	1.60	(2.98)	(0.22)
Total from investment operations	$1.04		$(0.43)	$2.36	$1.78	$(2.78)	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.22)	$(0.19)	$(0.25)	$(0.25)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.09)		$(0.22)	$(0.19)	$(0.25)	$(0.33)	$(0.64)
Net asset value, end of period (x)	$14.24		$13.29	$13.94	$11.77	$10.24	$13.35
Total return (%) (r)(s)(t)(x)	7.82	(n)	(3.03)	20.17	17.39	(20.51)	(0.18)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.15	1.15	1.15	1.14	1.28
Expenses after expense reductions (f)(h)	1.12	(a)	1.11	1.15	1.15	1.14	1.28
Net investment income (l)	0.44	(a)	1.30	1.02	1.60	1.86	1.51
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$18,908		$18,519	$25,421	$22,365	$19,147	$25,444

See Notes to Financial Statements

Financial Highlights – continued

MFS MODERATE ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529C
Net asset value, beginning of period	$13.24		$13.89	$11.75	$10.24	$13.35	$14.04

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.17	$0.13	$0.18	$0.19	$0.21
Net realized and unrealized gain (loss) on investments	1.01		(0.59)	2.22	1.59	(2.96)	(0.23)
Total from investment operations	$1.04		$(0.42)	$2.35	$1.77	$(2.77)	$(0.02)

Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.23)	$(0.21)	$(0.26)	$(0.26)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.08)	(0.42)
Total distributions declared to shareholders	$(0.09)		$(0.23)	$(0.21)	$(0.26)	$(0.34)	$(0.67)
Net asset value, end of period (x)	$14.19		$13.24	$13.89	$11.75	$10.24	$13.35
Total return (%) (r)(s)(t)(x)	7.87	(n)	(3.00)	20.13	17.26	(20.46)	(0.21)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.17	(a)	1.15	1.15	1.15	1.14	1.28
Expenses after expense reductions (f)(h)	1.12	(a)	1.11	1.15	1.15	1.14	1.28
Net investment income (l)	0.44	(a)	1.28	1.01	1.54	1.83	1.52
Portfolio turnover	4	(n)	6	12	7	44	8
Net assets at end of period (000 omitted)	$49,856		$43,338	$40,847	$28,486	$15,571	$17,376
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$13.76		$14.87	$11.98	$10.23	$14.91	$16.05

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.22	$0.18	$0.22	$0.21	$0.23
Net realized and unrealized gain (loss) on investments	1.34		(1.02)	2.96	1.82	(4.43)	(0.34)
Total from investment operations	$1.39		$(0.80)	$3.14	$2.04	$(4.22)	$(0.11)

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.25)	$(0.29)	$(0.28)	$(0.35)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.31)	$(0.25)	$(0.29)	$(0.46)	$(1.03)
Net asset value, end of period (x)	$15.15		$13.76	$14.87	$11.98	$10.23	$14.91
Total return (%) (r)(s)(t)(x)	10.10	(n)	(5.33)	26.34	19.87	(27.93)	(0.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.31	0.30	0.30	0.37	0.41
Expenses after expense reductions (f)(h)	0.34	(a)	0.31	0.30	0.30	0.37	0.40
Net investment income (l)	0.65	(a)	1.57	1.34	1.85	1.95	1.53
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$1,618,247		$1,372,138	$1,258,969	$863,550	$711,516	$1,051,512

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$13.60		$14.68	$11.83	$10.11	$14.70	$15.83

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.11	$0.08	$0.13	$0.14	$0.13
Net realized and unrealized gain (loss) on investments	1.33		(1.00)	2.91	1.80	(4.37)	(0.34)
Total from investment operations	$1.32		$(0.89)	$2.99	$1.93	$(4.23)	$(0.21)

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.14)	$(0.21)	$(0.18)	$(0.24)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.19)	$(0.14)	$(0.21)	$(0.36)	$(0.92)
Net asset value, end of period (x)	$14.92		$13.60	$14.68	$11.83	$10.11	$14.70
Total return (%) (r)(s)(t)(x)	9.71	(n)	(6.05)	25.40	19.01	(28.45)	(1.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.06	1.05	1.05	1.04	1.06
Expenses after expense reductions (f)(h)	1.09	(a)	1.06	1.05	1.05	1.04	1.06
Net investment income (loss) (l)	(0.09	)(a)	0.82	0.60	1.10	1.27	0.89
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$327,849		$321,341	$418,449	$380,612	$355,740	$593,661

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$13.54		$14.64	$11.80	$10.09	$14.68	$15.81

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.11	$0.08	$0.13	$0.14	$0.13
Net realized and unrealized gain (loss) on investments	1.32		(1.01)	2.91	1.79	(4.36)	(0.33)
Total from investment operations	$1.31		$(0.90)	$2.99	$1.92	$(4.22)	$(0.20)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.15)	$(0.21)	$(0.19)	$(0.25)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.20)	$(0.15)	$(0.21)	$(0.37)	$(0.93)
Net asset value, end of period (x)	$14.85		$13.54	$14.64	$11.80	$10.09	$14.68
Total return (%) (r)(s)(t)(x)	9.68	(n)	(6.08)	25.46	19.00	(28.45)	(1.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.06	1.05	1.05	1.04	1.06
Expenses after expense reductions (f)(h)	1.09	(a)	1.06	1.05	1.05	1.04	1.06
Net investment income (loss) (l)	(0.10	)(a)	0.82	0.59	1.09	1.27	0.89
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$546,418		$483,076	$492,337	$380,111	$321,565	$503,816

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class I
Net asset value, beginning of period	$13.86		$14.98	$12.06	$10.29	$15.02	$16.16

Income (loss) from investment operations
Net investment income (d)(l)	$0.07		$0.26	$0.22	$0.21	$0.25	$0.29
Net realized and unrealized gain (loss) on investments	1.34		(1.04)	2.98	1.88	(4.48)	(0.34)
Total from investment operations	$1.41		$(0.78)	$3.20	$2.09	$(4.23)	$(0.05)

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.28)	$(0.32)	$(0.32)	$(0.41)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.34)	$(0.28)	$(0.32)	$(0.50)	$(1.09)
Net asset value, end of period (x)	$15.27		$13.86	$14.98	$12.06	$10.29	$15.02
Total return (%) (r)(s)(x)	10.17	(n)	(5.13)	26.69	20.21	(27.71)	(0.41)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.06	0.05	0.05	0.04	0.05
Expenses after expense reductions (f)(h)	0.09	(a)	0.06	0.05	0.05	0.04	0.05
Net investment income (l)	0.90	(a)	1.82	1.62	1.82	2.28	1.89
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$49,958		$40,599	$31,064	$22,214	$52,761	$67,823
See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R1
Net asset value, beginning of period	$13.27		$14.35	$11.57	$9.89	$14.43	$15.64

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.11	$0.08	$0.12	$0.13	$0.13
Net realized and unrealized gain (loss) on investments	1.29		(0.98)	2.85	1.77	(4.29)	(0.35)
Total from investment operations	$1.28		$(0.87)	$2.93	$1.89	$(4.16)	$(0.22)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.15)	$(0.21)	$(0.20)	$(0.31)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.21)	$(0.15)	$(0.21)	$(0.38)	$(0.99)
Net asset value, end of period (x)	$14.55		$13.27	$14.35	$11.57	$9.89	$14.43
Total return (%) (r)(s)(x)	9.65	(n)	(6.05)	25.41	19.08	(28.49)	(1.49)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.09	(a)	1.06	1.05	1.05	1.04	1.12
Expenses after expense reductions (f)(h)	1.09	(a)	1.06	1.05	1.05	1.04	1.12
Net investment income (loss) (l)	(0.10	)(a)	0.83	0.59	1.09	1.28	0.86
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$44,978		$38,416	$42,188	$35,478	$31,915	$41,443

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R2
Net asset value, beginning of period	$13.49		$14.57	$11.75	$10.04	$14.66	$15.82

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.18	$0.15	$0.19	$0.19	$0.19
Net realized and unrealized gain (loss) on investments	1.30		(0.99)	2.89	1.78	(4.37)	(0.32)
Total from investment operations	$1.33		$(0.81)	$3.04	$1.97	$(4.18)	$(0.13)

Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.22)	$(0.26)	$(0.26)	$(0.35)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.27)	$(0.22)	$(0.26)	$(0.44)	$(1.03)
Net asset value, end of period (x)	$14.82		$13.49	$14.57	$11.75	$10.04	$14.66
Total return (%) (r)(s)(x)	9.86	(n)	(5.52)	25.98	19.62	(28.09)	(0.95)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.59	(a)	0.56	0.55	0.55	0.54	0.63
Expenses after expense reductions (f)(h)	0.59	(a)	0.56	0.55	0.55	0.54	0.63
Net investment income (l)	0.40	(a)	1.31	1.10	1.60	1.77	1.31
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$187,048		$174,820	$189,357	$149,370	$126,516	$169,705

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$13.66		$14.76	$11.89	$10.16	$14.83	$15.97

Income (loss) from investment operations
Net investment income (d)(l)	$0.05		$0.21	$0.18	$0.21	$0.22	$0.23
Net realized and unrealized gain (loss) on investments	1.32		(1.00)	2.94	1.81	(4.42)	(0.33)
Total from investment operations	$1.37		$(0.79)	$3.12	$2.02	$(4.20)	$(0.10)

Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.25)	$(0.29)	$(0.29)	$(0.36)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.31)	$(0.25)	$(0.29)	$(0.47)	$(1.04)
Net asset value, end of period (x)	$15.03		$13.66	$14.76	$11.89	$10.16	$14.83
Total return (%) (r)(s)(x)	10.03	(n)	(5.29)	26.38	19.85	(27.91)	(0.73)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.34	(a)	0.31	0.30	0.30	0.29	0.39
Expenses after expense reductions (f)(h)	0.34	(a)	0.31	0.30	0.30	0.29	0.39
Net investment income (l)	0.65	(a)	1.54	1.35	1.80	2.03	1.55
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$181,403		$157,750	$138,703	$103,043	$72,481	$99,983

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$13.76		$14.87	$11.97	$10.22	$14.92	$16.06

Income (loss) from investment operations
Net investment income (d)(l)	$0.08		$0.25	$0.22	$0.25	$0.25	$0.28
Net realized and unrealized gain (loss) on investments	1.31		(1.02)	2.96	1.82	(4.45)	(0.34)
Total from investment operations	$1.39		$(0.77)	$3.18	$2.07	$(4.20)	$(0.06)

Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.28)	$(0.32)	$(0.32)	$(0.40)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.34)	$(0.28)	$(0.32)	$(0.50)	$(1.08)
Net asset value, end of period (x)	$15.15		$13.76	$14.87	$11.97	$10.22	$14.92
Total return (%) (r)(s)(x)	10.10	(n)	(5.10)	26.73	20.15	(27.69)	(0.48)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.09	(a)	0.06	0.05	0.05	0.04	0.11
Expenses after expense reductions (f)(h)	0.09	(a)	0.06	0.05	0.05	0.04	0.11
Net investment income (l)	1.07	(a)	1.81	1.59	2.14	2.28	1.88
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$25,889		$62,372	$59,722	$45,478	$40,455	$71,253

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529A
Net asset value, beginning of period	$13.67		$14.77	$11.90	$10.17	$14.83	$15.96

Income (loss) from investment operations
Net investment income (d)(l)	$0.04		$0.21	$0.17	$0.20	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	1.33		(1.01)	2.94	1.81	(4.42)	(0.33)
Total from investment operations	$1.37		$(0.80)	$3.11	$2.01	$(4.22)	$(0.13)

Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.24)	$(0.28)	$(0.26)	$(0.32)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.30)	$(0.24)	$(0.28)	$(0.44)	$(1.00)
Net asset value, end of period (x)	$15.04		$13.67	$14.77	$11.90	$10.17	$14.83
Total return (%) (r)(s)(t)(x)	10.02	(n)	(5.37)	26.27	19.71	(28.06)	(0.91)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.44	(a)	0.41	0.40	0.40	0.47	0.63
Expenses after expense reductions (f)(h)	0.39	(a)	0.37	0.40	0.40	0.47	0.63
Net investment income (l)	0.60	(a)	1.52	1.24	1.65	1.86	1.31
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$143,624		$127,620	$123,673	$87,397	$42,897	$55,013

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529B
Net asset value, beginning of period	$13.46		$14.52	$11.71	$10.02	$14.59	$15.72

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.11	$0.07	$0.12	$0.12	$0.10
Net realized and unrealized gain (loss) on investments	1.30		(1.00)	2.88	1.78	(4.33)	(0.33)
Total from investment operations	$1.29		$(0.89)	$2.95	$1.90	$(4.21)	$(0.23)

Less distributions declared to shareholders
From net investment income	$—		$(0.17)	$(0.14)	$(0.21)	$(0.18)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.17)	$(0.14)	$(0.21)	$(0.36)	$(0.90)
Net asset value, end of period (x)	$14.75		$13.46	$14.52	$11.71	$10.02	$14.59
Total return (%) (r)(s)(t)(x)	9.58	(n)	(6.07)	25.26	18.88	(28.54)	(1.56)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.16	1.15	1.15	1.14	1.28
Expenses after expense reductions (f)(h)	1.14	(a)	1.12	1.15	1.15	1.14	1.28
Net investment income (loss) (l)	(0.14	)(a)	0.78	0.51	1.00	1.18	0.66
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$26,302		$27,132	$36,756	$32,394	$26,142	$34,861

See Notes to Financial Statements

Financial Highlights – continued

MFS GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529C
Net asset value, beginning of period	$13.39		$14.47	$11.68	$10.00	$14.57	$15.71

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.10	$0.07	$0.11	$0.12	$0.10
Net realized and unrealized gain (loss) on investments	1.30		(0.99)	2.87	1.78	(4.33)	(0.34)
Total from investment operations	$1.29		$(0.89)	$2.94	$1.89	$(4.21)	$(0.24)

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.15)	$(0.21)	$(0.18)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.18)	(0.68)
Total distributions declared to shareholders	$—		$(0.19)	$(0.15)	$(0.21)	$(0.36)	$(0.90)
Net asset value, end of period (x)	$14.68		$13.39	$14.47	$11.68	$10.00	$14.57
Total return (%) (r)(s)(t)(x)	9.63	(n)	(6.09)	25.30	18.86	(28.54)	(1.61)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.19	(a)	1.16	1.15	1.15	1.14	1.28
Expenses after expense reductions (f)(h)	1.14	(a)	1.12	1.15	1.15	1.14	1.28
Net investment income (loss) (l)	(0.14	)(a)	0.77	0.50	0.93	1.12	0.67
Portfolio turnover	3	(n)	7	13	6	40	7
Net assets at end of period (000 omitted)	$51,061		$46,807	$48,397	$37,106	$19,471	$20,908
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class A
Net asset value, beginning of period	$13.79		$15.33	$11.87	$9.99	$15.80	$17.28

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.10	$0.10	$0.13	$0.07	$0.06
Net realized and unrealized gain (loss) on investments	1.59		(1.44)	3.54	1.91	(5.48)	(0.47)
Total from investment operations	$1.58		$(1.34)	$3.64	$2.04	$(5.41)	$(0.41)

Less distributions declared to shareholders
From net investment income	$—		$(0.20)	$(0.18)	$(0.16)	$(0.16)	$(0.26)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.20)	$(0.18)	$(0.16)	$(0.40)	$(1.07)
Net asset value, end of period (x)	$15.37		$13.79	$15.33	$11.87	$9.99	$15.80
Total return (%) (r)(s)(t)(x)	11.46	(n)	(8.70)	30.77	20.39	(33.89)	(2.50)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.33	0.32	0.32	0.39	0.41
Expenses after expense reductions (f)(h)	0.38	(a)	0.33	0.32	0.32	0.39	0.41
Net investment income (loss) (l)	(0.13	)(a)	0.70	0.69	1.08	0.69	0.37
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$479,776		$433,117	$461,673	$341,600	$302,094	$469,636

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class B
Net asset value, beginning of period	$13.56		$15.05	$11.66	$9.83	$15.57	$17.03

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.01)	$(0.01)	$0.04	$0.00 (w)	$(0.05)
Net realized and unrealized gain (loss) on investments	1.55		(1.40)	3.48	1.87	(5.38)	(0.46)
Total from investment operations	$1.49		$(1.41)	$3.47	$1.91	$(5.38)	$(0.51)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)	$(0.08)	$(0.12)	$(0.14)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.08)	$(0.08)	$(0.08)	$(0.36)	$(0.95)
Net asset value, end of period (x)	$15.05		$13.56	$15.05	$11.66	$9.83	$15.57
Total return (%) (r)(s)(t)(x)	10.99	(n)	(9.37)	29.77	19.43	(34.28)	(3.11)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.08	1.07	1.07	1.06	1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.08	1.07	1.07	1.06	1.06
Net investment income (loss) (l)	(0.87	)(a)	(0.04)	(0.04)	0.33	0.02	(0.29)
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$100,183		$99,925	$143,320	$129,829	$125,014	$219,017

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class C
Net asset value, beginning of period	$13.51		$15.01	$11.64	$9.81	$15.55	$17.02

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.01)	$(0.01)	$0.04	$0.00 (w)	$(0.05)
Net realized and unrealized gain (loss) on investments	1.55		(1.40)	3.46	1.88	(5.38)	(0.46)
Total from investment operations	$1.49		$(1.41)	$3.45	$1.92	$(5.38)	$(0.51)

Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.08)	$(0.09)	$(0.12)	$(0.15)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.09)	$(0.08)	$(0.09)	$(0.36)	$(0.96)
Net asset value, end of period (x)	$15.00		$13.51	$15.01	$11.64	$9.81	$15.55
Total return (%) (r)(s)(t)(x)	11.03	(n)	(9.35)	29.73	19.51	(34.31)	(3.13)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.08	1.07	1.07	1.06	1.07
Expenses after expense reductions (f)(h)	1.13	(a)	1.08	1.07	1.07	1.06	1.06
Net investment income (loss) (l)	(0.88	)(a)	(0.05)	(0.05)	0.32	0.02	(0.28)
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$163,185		$148,481	$167,911	$130,115	$114,853	$190,963

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class I
Net asset value, beginning of period	$13.98		$15.53	$12.02	$10.12	$15.97	$17.45

Income (loss) from investment operations
Net investment income (d)(l)	$0.01		$0.13	$0.14	$0.12	$0.11	$0.12
Net realized and unrealized gain (loss) on investments	1.60		(1.44)	3.58	1.97	(5.54)	(0.47)
Total from investment operations	$1.61		$(1.31)	$3.72	$2.09	$(5.43)	$(0.35)

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.21)	$(0.19)	$(0.18)	$(0.32)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.24)	$(0.21)	$(0.19)	$(0.42)	$(1.13)
Net asset value, end of period (x)	$15.59		$13.98	$15.53	$12.02	$10.12	$15.97
Total return (%) (r)(s)(x)	11.52	(n)	(8.42)	31.09	20.59	(33.61)	(2.13)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.08	0.07	0.08	0.06	0.06
Expenses after expense reductions (f)(h)	0.13	(a)	0.08	0.07	0.08	0.06	0.06
Net investment income (l)	0.11	(a)	0.93	1.02	1.02	1.02	0.73
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$35,369		$29,816	$29,086	$22,721	$42,422	$60,291

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012		2011		2010	2009	2008
Class R1
Net asset value, beginning of period	$13.28		$14.76		$11.44		$9.65	$15.32	$16.86

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)		$(0.00	)(w)	$(0.00	)(w)	$0.04	$0.00 (w)	$(0.05)
Net realized and unrealized gain (loss) on investments	1.52		(1.38)		3.41		1.84	(5.31)	(0.47)
Total from investment operations	$1.46		$(1.38)		$3.41		$1.88	$(5.31)	$(0.52)

Less distributions declared to shareholders
From net investment income	$—		$(0.10)		$(0.09)		$(0.09)	$(0.12)	$(0.21)
From net realized gain on investments	—		—		—		—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.10)		$(0.09)		$(0.09)	$(0.36)	$(1.02)
Net asset value, end of period (x)	$14.74		$13.28		$14.76		$11.44	$9.65	$15.32
Total return (%) (r)(s)(x)	10.99	(n)	(9.36)		29.84		19.44	(34.31)	(3.21)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.14	(a)	1.08		1.07		1.07	1.06	1.13
Expenses after expense reductions (f)(h)	1.13	(a)	1.08		1.07		1.07	1.06	1.13
Net investment income (loss) (l)	(0.87	)(a)	(0.03)		(0.03)		0.34	0.03	(0.31)
Portfolio turnover	2	(n)	11		11		10	23	9
Net assets at end of period (000 omitted)	$19,523		$20,186		$25,554		$19,715	$18,424	$26,092

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012		2011		2010	2009	2008
Class R2
Net asset value, beginning of period	$13.53		$15.03		$11.65		$9.82	$15.55	$17.06

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)		$0.06		$0.06		$0.09	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	1.55		(1.40)		3.47		1.88	(5.39)	(0.47)
Total from investment operations	$1.52		$(1.34)		$3.53		$1.97	$(5.33)	$(0.45)

Less distributions declared to shareholders
From net investment income	$—		$(0.16)		$(0.15)		$(0.14)	$(0.16)	$(0.25)
From net realized gain on investments	—		—		—		—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.16)		$(0.15)		$(0.14)	$(0.40)	$(1.06)
Net asset value, end of period (x)	$15.05		$13.53		$15.03		$11.65	$9.82	$15.55
Total return (%) (r)(s)(x)	11.23	(n)	(8.86)		30.40		20.00	(33.94)	(2.77)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.64	(a)	0.58		0.57		0.57	0.56	0.64
Expenses after expense reductions (f)(h)	0.63	(a)	0.58		0.57		0.57	0.56	0.64
Net investment income (loss) (l)	(0.38	)(a)	0.46		0.47		0.81	0.53	0.16
Portfolio turnover	2	(n)	11		11		10	23	9
Net assets at end of period (000 omitted)	$102,064		$94,686		$108,592		$80,129	$68,324	$97,410

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R3
Net asset value, beginning of period	$13.69		$15.23	$11.80	$9.94	$15.71	$17.19

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.08	$0.10	$0.13	$0.08	$0.06
Net realized and unrealized gain (loss) on investments	1.57		(1.41)	3.51	1.90	(5.44)	(0.47)
Total from investment operations	$1.56		$(1.33)	$3.61	$2.03	$(5.36)	$(0.41)

Less distributions declared to shareholders
From net investment income	$—		$(0.21)	$(0.18)	$(0.17)	$(0.17)	$(0.26)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.21)	$(0.18)	$(0.17)	$(0.41)	$(1.07)
Net asset value, end of period (x)	$15.25		$13.69	$15.23	$11.80	$9.94	$15.71
Total return (%) (r)(s)(x)	11.40	(n)	(8.68)	30.72	20.33	(33.78)	(2.47)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.39	(a)	0.33	0.32	0.32	0.31	0.40
Expenses after expense reductions (f)(h)	0.38	(a)	0.33	0.32	0.32	0.31	0.40
Net investment income (loss) (l)	(0.13	)(a)	0.55	0.74	1.08	0.77	0.40
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$105,531		$97,526	$69,810	$50,899	$41,092	$57,129

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class R4
Net asset value, beginning of period	$13.81		$15.35	$11.89	$10.00	$15.80	$17.28

Income (loss) from investment operations
Net investment income (d)(l)	$0.03		$0.13	$0.13	$0.16	$0.11	$0.11
Net realized and unrealized gain (loss) on investments	1.58		(1.43)	3.54	1.92	(5.49)	(0.48)
Total from investment operations	$1.61		$(1.30)	$3.67	$2.08	$(5.38)	$(0.37)

Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.21)	$(0.19)	$(0.18)	$(0.30)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.24)	$(0.21)	$(0.19)	$(0.42)	$(1.11)
Net asset value, end of period (x)	$15.42		$13.81	$15.35	$11.89	$10.00	$15.80
Total return (%) (r)(s)(x)	11.66	(n)	(8.45)	31.01	20.73	(33.66)	(2.24)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.14	(a)	0.08	0.07	0.07	0.06	0.12
Expenses after expense reductions (f)(h)	0.13	(a)	0.08	0.07	0.07	0.06	0.12
Net investment income (l)	0.40	(a)	0.95	0.93	1.34	1.00	0.67
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$13,667		$62,779	$69,880	$52,887	$45,153	$93,828

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529A
Net asset value, beginning of period	$13.72		$15.24	$11.81	$9.94	$15.71	$17.20

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)		$0.09	$0.08	$0.10	$0.06	$0.02
Net realized and unrealized gain (loss) on investments	1.57		(1.42)	3.52	1.92	(5.44)	(0.48)
Total from investment operations	$1.56		$(1.33)	$3.60	$2.02	$(5.38)	$(0.46)

Less distributions declared to shareholders
From net investment income	$—		$(0.19)	$(0.17)	$(0.15)	$(0.15)	$(0.22)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.19)	$(0.17)	$(0.15)	$(0.39)	$(1.03)
Net asset value, end of period (x)	$15.28		$13.72	$15.24	$11.81	$9.94	$15.71
Total return (%) (r)(s)(t)(x)	11.37	(n)	(8.69)	30.60	20.29	(33.91)	(2.78)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.49	(a)	0.43	0.42	0.42	0.49	0.64
Expenses after expense reductions (f)(h)	0.43	(a)	0.38	0.42	0.42	0.49	0.64
Net investment income (loss) (l)	(0.17	)(a)	0.65	0.61	0.81	0.60	0.15
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$81,221		$73,786	$80,301	$61,720	$29,040	$45,509

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529B
Net asset value, beginning of period	$13.43		$14.89	$11.54	$9.73	$15.41	$16.87

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$(0.01)	$(0.02)	$0.03	$(0.01)	$(0.08)
Net realized and unrealized gain (loss) on investments	1.54		(1.38)	3.43	1.85	(5.33)	(0.46)
Total from investment operations	$1.47		$(1.39)	$3.41	$1.88	$(5.34)	$(0.54)

Less distributions declared to shareholders
From net investment income	$—		$(0.07)	$(0.06)	$(0.07)	$(0.10)	$(0.11)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.07)	$(0.06)	$(0.07)	$(0.34)	$(0.92)
Net asset value, end of period (x)	$14.90		$13.43	$14.89	$11.54	$9.73	$15.41
Total return (%) (r)(s)(t)(x)	10.95	(n)	(9.34)	29.61	19.29	(34.34)	(3.32)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.18	1.17	1.17	1.16	1.29
Expenses after expense reductions (f)(h)	1.18	(a)	1.13	1.17	1.17	1.16	1.29
Net investment income (loss) (l)	(0.92	)(a)	(0.10)	(0.12)	0.23	(0.07)	(0.51)
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$8,451		$8,519	$12,165	$11,954	$12,555	$24,237

See Notes to Financial Statements

Financial Highlights – continued

MFS AGGRESSIVE GROWTH ALLOCATION FUND – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
			2012	2011	2010	2009	2008
Class 529C
Net asset value, beginning of period	$13.34		$14.82	$11.50	$9.71	$15.40	$16.88

Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)		$(0.01)	$(0.02)	$0.01	$(0.01)	$(0.08)
Net realized and unrealized gain (loss) on investments	1.53		(1.39)	3.43	1.86	(5.33)	(0.47)
Total from investment operations	$1.46		$(1.40)	$3.41	$1.87	$(5.34)	$(0.55)

Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.09)	$(0.08)	$(0.11)	$(0.12)
From net realized gain on investments	—		—	—	—	(0.24)	(0.81)
Total distributions declared to shareholders	$—		$(0.08)	$(0.09)	$(0.08)	$(0.35)	$(0.93)
Net asset value, end of period (x)	$14.80		$13.34	$14.82	$11.50	$9.71	$15.40
Total return (%) (r)(s)(t)(x)	10.94	(n)	(9.42)	29.72	19.26	(34.34)	(3.37)

Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	1.24	(a)	1.18	1.17	1.17	1.16	1.29
Expenses after expense reductions (f)(h)	1.18	(a)	1.13	1.17	1.17	1.16	1.29
Net investment income (loss) (l)	(0.92	)(a)	(0.10)	(0.14)	0.07	(0.10)	(0.51)
Portfolio turnover	2	(n)	11	11	10	23	9
Net assets at end of period (000 omitted)	$24,085		$22,437	$26,703	$20,162	$9,701	$12,991
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Conservative Allocation Fund, MFS Moderate Allocation Fund, MFS Growth Allocation Fund, and MFS Aggressive Growth Allocation Fund (the funds) are each a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the funds’ Statement of Assets and Liabilities through the date that the financial statements were issued.

Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in commodity-linked structured notes as part of their principal investment strategy. These structured notes are subject to prepayment, basis and counterparty risks. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from

Notes to Financial Statements (unaudited) – continued

rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of each fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
MFS Conservative Allocation Fund
Investments at Value
Mutual Funds	$2,110,037,602	$—	$—	$2,110,037,602

MFS Moderate Allocation Fund
Investments at Value
Mutual Funds	$3,864,856,065	$—	$—	$3,864,856,065

MFS Growth Allocation Fund
Investments at Value
Mutual Funds	$3,201,759,444	$—	$—	$3,201,759,444

MFS Aggressive Growth Allocation Fund
Investments at Value
Mutual Funds	$1,132,044,489	$—	$—	$1,132,044,489
For further information regarding security characteristics, see the Portfolio of Investments.

Notes to Financial Statements (unaudited) – continued

Derivatives – Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under each fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the funds that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.

Fees Paid Indirectly – Each fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses on the Statements of Operations for the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, and the MFS Growth Allocation Fund. For the six months ended November 30, 2012, custody fees were not reduced for the MFS Aggressive Growth Allocation Fund.

Tax Matters and Distributions – Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

Year ended 5/31/12	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Ordinary income (including any short-term capital gains)	$35,731,593	$61,394,919	$52,500,407	$13,200,076

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Cost of investments	$1,837,334,485	$3,211,471,299	$2,576,176,218	$824,981,340
Gross appreciation	$274,774,248	$655,056,514	$629,357,598	$307,063,149
Gross depreciation	(2,071,131)	(1,671,748)	(3,774,372)	—
Net unrealized appreciation (depreciation)	$272,703,117	$653,384,766	$625,583,226	$307,063,149

As of 5/31/12
Undistributed ordinary income	11,056,231	24,595,826	20,909,345	9,356,064
Capital loss carryforwards	(23,760,477)	(98,800,944)	(176,521,926)	(137,933,335)
Post-October capital loss deferral	(44,362)	(212,890)	(375,324)	—
Net unrealized appreciation (depreciation)	$168,663,465	$385,642,864	$375,943,085	$198,143,594

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after May 31, 2011 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of May 31, 2012, each fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

Pre-enactment losses:	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
5/31/18	$(23,760,477)	$(98,800,944)	$(176,521,926)	$(136,983,445)
5/31/19	—	—	—	(949,890)
Total	$(23,760,477)	$(98,800,944)	$(176,521,926)	$(137,933,335)

Multiple Classes of Shares of Beneficial Interest – Each fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. Each fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

Distributions declared to shareholders:

From net investment income

	MFS Conservative Allocation Fund		MFS Moderate Allocation Fund		MFS Growth Allocation Fund		MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/12	Year ended 5/31/12	Six months ended 11/30/12	Year ended 5/31/12	Six months ended 11/30/12	Year ended 5/31/12	Six months ended 11/30/12	Year ended 5/31/12
Class A	$10,826,476	$17,727,739	$18,297,885	$30,642,098	$—	$27,871,673	$—	$6,088,285
Class B	1,220,251	2,501,428	2,185,891	5,609,777	—	4,705,716	—	649,023
Class C	3,086,481	5,756,487	4,448,432	9,107,360	—	6,875,629	—	1,039,541
Class I	663,142	1,143,858	569,773	985,944	—	824,966	—	445,570
Class R1	194,399	389,729	334,324	692,737	—	601,993	—	158,933
Class R2	1,088,352	2,067,988	1,836,902	3,685,347	—	3,269,777	—	1,125,048
Class R3	1,509,689	2,566,442	2,623,441	4,631,414	—	3,388,161	—	1,462,888
Class R4	310,416	858,707	1,081,721	2,949,043	—	1,328,494	—	1,042,479
Class 529A	935,650	1,770,647	1,073,747	2,036,574	—	2,604,800	—	1,001,667
Class 529B	96,321	258,912	116,501	364,482	—	382,198	—	47,439
Class 529C	342,801	689,656	302,693	690,143	—	647,000	—	139,203
Total	$20,273,978	$35,731,593	$32,871,310	$61,394,919	$—	$52,500,407	$—	$13,200,076

(3)	Transactions with Affiliates

Investment Adviser – Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

Effective June 1, 2012, the investment adviser has agreed in writing to pay a portion of the Aggressive Growth Allocation Fund’s operating expenses, exclusive of distribution and service fees, program manager fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that operating expenses do not exceed 0.13% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2013. For the six months ended November 30, 2012, this reduction amounted to $41,944 and is reflected as a reduction of total expenses in the Statement of Operations.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by the fund.

Notes to Financial Statements (unaudited) – continued

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A and Class 529A shares of each fund:

	Class A	Class 529A
MFS Conservative Allocation Fund	$1,020,680	$20,043
MFS Moderate Allocation Fund	1,900,210	38,623
MFS Growth Allocation Fund	1,143,431	58,096
MFS Aggressive Growth Allocation Fund	156,747	48,530

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	CLASS A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$1,187,925
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	2,265,633
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	1,890,375
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	582,274

	CLASS B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$776,400
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,701,433
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	1,660,280
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	511,325

	CLASS C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$1,924,025
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	3,359,543
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	2,610,883
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	794,801

	CLASS R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$118,968
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	246,301
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	216,147
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	100,491

	CLASS R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.25%	0.25%	0.50%	0.50%	$257,004
MFS Moderate Allocation Fund	0.25%	0.25%	0.50%	0.50%	507,702
MFS Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	456,874
MFS Aggressive Growth Allocation Fund	0.25%	0.25%	0.50%	0.50%	249,408

Notes to Financial Statements (unaudited) – continued

	CLASS R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$162,075
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	322,042
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	216,070
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	129,984

	CLASS 529A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	—	0.25%	0.25%	0.25%	$103,926
MFS Moderate Allocation Fund	—	0.25%	0.25%	0.25%	135,038
MFS Growth Allocation Fund	—	0.25%	0.25%	0.25%	172,105
MFS Aggressive Growth Allocation Fund	—	0.25%	0.25%	0.25%	97,952

	CLASS 529B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$64,821
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	94,916
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	135,976
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	43,817

	CLASS 529C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Conservative Allocation Fund	0.75%	0.25%	1.00%	1.00%	$217,943
MFS Moderate Allocation Fund	0.75%	0.25%	1.00%	1.00%	236,424
MFS Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	248,320
MFS Aggressive Growth Allocation Fund	0.75%	0.25%	1.00%	1.00%	118,997

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Total Distribution and Service Fees	$4,813,087	$8,869,032	$7,607,030	$2,629,049

(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended November 30, 2012 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class A	$7,206	$4,517	$2,798	$330
Class B	155,439	325,028	194,786	62,459
Class C	45,697	61,211	34,265	7,364
Class 529B	239	2,034	1,492	286
Class 529C	52	104	209	105

Each fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. Each fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. MFD has agreed to waive a portion of this fee in an amount equal to 0.05% of the average daily net assets for each 529 share class. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will

Notes to Financial Statements (unaudited) – continued

continue at least until September 30, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. For the six months ended November 30, 2012, this waiver amounted to the following for each fund and is reflected as a reduction of total expenses in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$20,785	$27,008	$34,421	$19,590
Class 529B	3,241	4,746	6,799	2,191
Class 529C	10,897	11,821	12,416	5,950
Total Program Manager Waivers	$34,923	$43,575	$53,636	$27,731

The program manager fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.05% of the average daily net assets attributable to each 529 share class for each of the funds.

The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended November 30, 2012, were as follows:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Class 529A	$41,570	$54,015	$68,842	$39,181
Class 529B	6,482	9,492	13,598	4,382
Class 529C	21,794	23,642	24,832	11,900
Total Program Manager Fees	$69,846	$87,149	$107,272	$55,463

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, provides shareholder services and transfer agent services to the funds. Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-funds’ transfer agent-related expenses, including out-of-pocket and sub-accounting fees, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2012, shareholder servicing expenses incurred by the funds, including out-of-pocket expenses, are disclosed in the Statements of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund partially reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to the following annual effective rates of each fund’s average daily net assets:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
0.0009%	0.0005%	0.0006%	0.0016%

Trustees’ and Officers’ Compensation – Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC.

Other – Each fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by each fund to Tarantino LLC and Griffin Compliance LLC are included in “Miscellaneous” expense in the Statements of Operations and are as follows:

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$7,132	$13,397	$11,407	$4,340

MFS has agreed to reimburse each fund for a portion of the payments made by the funds in the following amounts, which are shown as a reduction of total expenses in the Statements of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
$2,657	$4,947	$4,187	$1,554

Notes to Financial Statements (unaudited) – continued

The funds invest in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statements of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated the following:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Purchases	$231,851,886	$332,585,200	$151,980,141	$24,751,513
Sales	$53,892,415	$131,008,324	$92,932,526	$102,786,162

(5)	Shares of Beneficial Interest

Each fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/12		Year ended 5/31/12		Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	16,885,044	$225,382,927	32,713,739	$420,861,337	25,024,302	$354,411,486	49,316,472	$669,573,078
Class B	1,987,200	26,222,209	4,756,092	60,950,668	2,941,536	40,997,204	7,279,051	98,134,669
Class C	5,701,804	75,049,539	11,626,884	147,983,241	8,555,098	119,559,585	14,670,613	197,155,851
Class I	1,268,091	16,996,385	1,886,155	24,490,190	1,398,734	19,974,391	3,268,438	45,241,930
Class R1	371,192	4,784,809	828,054	10,361,510	737,711	10,094,813	1,131,102	14,989,641
Class R2	1,447,780	18,806,693	3,768,882	47,508,238	2,146,465	29,819,377	4,406,497	59,028,236
Class R3	1,659,881	21,967,230	4,367,155	55,986,442	2,499,630	35,222,735	9,202,767	122,532,987
Class R4	550,471	7,288,751	897,338	11,564,585	1,503,316	21,128,539	3,359,635	45,471,115
Class 529A	1,196,502	15,840,638	2,460,862	31,428,028	1,280,930	17,995,144	2,754,084	37,204,667
Class 529B	164,783	2,141,193	437,530	5,509,322	227,941	3,152,545	434,038	5,793,299
Class 529C	612,309	7,974,888	1,334,273	16,828,897	598,269	8,257,024	1,170,878	15,589,465
	31,845,057	$422,455,262	65,076,964	$833,472,458	46,913,932	$660,612,843	96,993,575	$1,310,714,938

Shares issued to shareholders in reinvestment of distributions
Class A	781,397	$10,314,478	1,320,685	$16,657,139	1,233,396	$17,304,991	2,170,998	$28,568,369
Class B	87,360	1,146,862	182,305	2,280,266	148,078	2,062,165	392,841	5,116,089
Class C	201,335	2,625,036	374,067	4,648,007	262,417	3,638,294	545,251	7,068,680
Class I	43,092	572,707	77,408	983,902	25,893	368,144	31,784	422,984
Class R1	15,191	194,399	31,919	389,695	24,589	334,324	54,377	692,671
Class R2	78,339	1,008,105	159,171	1,959,224	128,569	1,770,652	280,497	3,622,690
Class R3	115,327	1,509,689	204,815	2,566,279	188,530	2,623,441	354,192	4,631,414
Class R4	23,852	310,416	68,039	858,663	78,413	1,081,085	223,899	2,947,891
Class 529A	71,259	935,447	141,002	1,769,989	76,883	1,073,598	155,471	2,036,042
Class 529B	7,445	96,239	21,008	258,842	8,440	116,501	28,233	364,448
Class 529C	26,521	342,767	55,966	689,551	22,009	302,634	53,653	690,027
	1,451,118	$19,056,145	2,636,385	$33,061,557	2,197,217	$30,675,829	4,291,196	$56,161,305

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund				MFS Moderate Allocation Fund
	Six months ended 11/30/12		Year ended 5/31/12		Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(6,759,559)	$(89,712,294)	(10,035,179)	$(129,265,602)	(10,894,209)	$(154,577,001)	(17,528,090)	$(237,741,481)
Class B	(1,347,523)	(17,869,419)	(3,801,566)	(48,588,012)	(3,219,330)	(45,040,264)	(9,826,563)	(132,043,118)
Class C	(2,574,423)	(33,872,271)	(4,787,015)	(60,875,261)	(3,635,634)	(50,747,448)	(6,562,197)	(87,641,997)
Class I	(576,639)	(7,731,596)	(1,134,656)	(14,683,725)	(828,432)	(11,759,473)	(2,275,668)	(30,863,085)
Class R1	(316,241)	(4,096,162)	(564,921)	(7,074,080)	(549,077)	(7,551,806)	(628,776)	(8,325,894)
Class R2	(1,365,749)	(17,724,606)	(2,732,511)	(34,380,576)	(2,039,794)	(28,358,565)	(3,330,653)	(44,373,409)
Class R3	(1,205,414)	(16,032,125)	(1,495,050)	(19,159,458)	(2,251,337)	(31,640,900)	(3,152,845)	(42,987,542)
Class R4	(2,238,061)	(28,888,766)	(510,940)	(6,573,837)	(6,980,229)	(94,520,857)	(1,797,396)	(24,441,445)
Class 529A	(905,410)	(11,962,320)	(1,305,135)	(16,656,580)	(916,637)	(12,842,837)	(1,656,229)	(22,309,621)
Class 529B	(260,687)	(3,400,439)	(716,213)	(8,996,048)	(302,235)	(4,181,012)	(892,919)	(11,881,126)
Class 529C	(476,374)	(6,200,424)	(872,772)	(10,946,605)	(378,577)	(5,233,663)	(891,933)	(11,870,089)
	(18,026,080)	$(237,490,422)	(27,955,958)	$(357,199,784)	(31,995,491)	$(446,453,826)	(48,543,269)	$(654,478,807)

Net change
Class A	10,906,882	$145,985,111	23,999,245	$308,252,874	15,363,489	$217,139,476	33,959,380	$460,399,966
Class B	727,037	9,499,652	1,136,831	14,642,922	(129,716)	(1,980,895)	(2,154,671)	(28,792,360)
Class C	3,328,716	43,802,304	7,213,936	91,755,987	5,181,881	72,450,431	8,653,667	116,582,534
Class I	734,544	9,837,496	828,907	10,790,367	596,195	8,583,062	1,024,554	14,801,829
Class R1	70,142	883,046	295,052	3,677,125	213,223	2,877,331	556,703	7,356,418
Class R2	160,370	2,090,192	1,195,542	15,086,886	235,240	3,231,464	1,356,341	18,277,517
Class R3	569,794	7,444,794	3,076,920	39,393,263	436,823	6,205,276	6,404,114	84,176,859
Class R4	(1,663,738)	(21,289,599)	454,437	5,849,411	(5,398,500)	(72,311,233)	1,786,138	23,977,561
Class 529A	362,351	4,813,765	1,296,729	16,541,437	441,176	6,225,905	1,253,326	16,931,088
Class 529B	(88,459)	(1,163,007)	(257,675)	(3,227,884)	(65,854)	(911,966)	(430,648)	(5,723,379)
Class 529C	162,456	2,117,231	517,467	6,571,843	241,701	3,325,995	332,598	4,409,403
	15,270,095	$204,020,985	39,757,391	$509,334,231	17,115,658	$244,834,846	52,741,502	$712,397,436

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/12		Year ended 5/31/12		Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold
Class A	15,553,896	$228,052,805	29,832,767	$416,860,447	2,648,243	$39,218,277	6,526,009	$92,142,034
Class B	1,763,010	25,230,834	4,631,408	64,007,513	319,829	4,608,681	884,596	12,344,277
Class C	4,021,125	57,893,240	7,779,621	107,075,521	794,405	11,509,227	1,905,016	26,389,222
Class I	762,496	11,398,516	1,615,430	22,952,315	546,441	8,224,154	671,027	9,467,599
Class R1	736,475	10,375,687	617,379	8,306,215	74,282	1,064,424	244,293	3,305,721
Class R2	1,372,673	19,771,614	2,620,913	36,219,925	717,978	10,408,822	1,498,072	20,694,833
Class R3	1,712,449	24,743,952	4,016,414	55,514,541	577,365	8,500,120	3,621,278	48,820,612
Class R4	856,812	12,408,450	1,164,202	16,475,196	226,901	3,304,201	803,489	11,381,656
Class 529A	1,166,061	16,919,242	2,631,092	36,454,516	540,061	7,930,631	1,219,408	16,993,988
Class 529B	151,022	2,145,595	357,445	4,873,457	56,174	799,110	123,624	1,705,532
Class 529C	384,989	5,477,829	850,540	11,619,434	157,305	2,234,752	343,739	4,658,618
	28,481,008	$414,417,764	56,117,211	$780,359,080	6,658,984	$97,802,399	17,840,551	$247,904,092

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund				MFS Aggressive Growth Allocation Fund
	Six months ended 11/30/12		Year ended 5/31/12		Six months ended 11/30/12		Year ended 5/31/12
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	—	$—	1,985,808	$26,490,525	—	$—	432,673	$5,797,815
Class B	—	—	332,223	4,395,316	—	—	46,047	608,271
Class C	—	—	424,623	5,592,291	—	—	65,050	856,715
Class I	—	—	53,412	716,793	—	—	31,151	422,402
Class R1	—	—	46,666	601,993	—	—	12,283	158,933
Class R2	—	—	246,421	3,225,653	—	—	85,383	1,122,784
Class R3	—	—	255,903	3,388,161	—	—	109,991	1,462,888
Class R4	—	—	99,737	1,328,494	—	—	77,797	1,042,479
Class 529A	—	—	196,539	2,604,147	—	—	75,181	1,001,412
Class 529B	—	—	29,192	382,122	—	—	3,627	47,439
Class 529C	—	—	49,647	646,897	—	—	10,710	139,203
	—	$—	3,720,171	$49,372,392	—	$—	949,893	$12,660,341

Shares reacquired
Class A	(8,420,378)	$(123,339,752)	(16,760,716)	$(233,893,534)	(2,825,858)	$(41,956,371)	(5,677,911)	$(80,119,339)
Class B	(3,405,476)	(49,141,600)	(9,840,628)	(135,297,804)	(1,031,944)	(14,981,384)	(3,085,940)	(42,677,284)
Class C	(2,894,708)	(41,660,752)	(6,169,308)	(84,428,457)	(901,520)	(13,059,244)	(2,166,027)	(29,935,271)
Class I	(420,841)	(6,207,064)	(813,956)	(11,182,679)	(410,976)	(5,840,424)	(441,953)	(6,347,020)
Class R1	(540,282)	(7,617,493)	(709,129)	(9,665,659)	(269,723)	(3,815,463)	(468,175)	(6,359,256)
Class R2	(1,718,212)	(24,711,871)	(2,896,370)	(39,534,127)	(936,253)	(13,524,234)	(1,807,999)	(24,881,757)
Class R3	(1,194,897)	(17,466,358)	(2,115,688)	(29,601,583)	(781,600)	(11,554,497)	(1,192,111)	(16,994,599)
Class R4	(3,681,377)	(51,065,332)	(747,387)	(10,616,696)	(3,885,266)	(53,985,748)	(888,706)	(12,649,757)
Class 529A	(953,526)	(13,842,618)	(1,863,444)	(25,853,611)	(602,996)	(8,830,965)	(1,184,322)	(16,619,134)
Class 529B	(384,204)	(5,470,616)	(901,550)	(12,236,222)	(123,393)	(1,772,596)	(309,463)	(4,213,237)
Class 529C	(402,148)	(5,711,373)	(748,675)	(10,186,850)	(212,176)	(3,044,325)	(474,774)	(6,474,374)
	(24,016,049)	$(346,234,829)	(43,566,851)	$(602,497,222)	(11,981,705)	$(172,365,251)	(17,697,381)	$(247,271,028)

Net change
Class A	7,133,518	$104,713,053	15,057,859	$209,457,438	(177,615)	$(2,738,094)	1,280,771	$17,820,510
Class B	(1,642,466)	(23,910,766)	(4,876,997)	(66,894,975)	(712,115)	(10,372,703)	(2,155,297)	(29,724,736)
Class C	1,126,417	16,232,488	2,034,936	28,239,355	(107,115)	(1,550,017)	(195,961)	(2,689,334)
Class I	341,655	5,191,452	854,886	12,486,429	135,465	2,383,730	260,225	3,542,981
Class R1	196,193	2,758,194	(45,084)	(757,451)	(195,441)	(2,751,039)	(211,599)	(2,894,602)
Class R2	(345,539)	(4,940,257)	(29,036)	(88,549)	(218,275)	(3,115,412)	(224,544)	(3,064,140)
Class R3	517,552	7,277,594	2,156,629	29,301,119	(204,235)	(3,054,377)	2,539,158	33,288,901
Class R4	(2,824,565)	(38,656,882)	516,552	7,186,994	(3,658,365)	(50,681,547)	(7,420)	(225,622)
Class 529A	212,535	3,076,624	964,187	13,205,052	(62,935)	(900,334)	110,267	1,376,266
Class 529B	(233,182)	(3,325,021)	(514,913)	(6,980,643)	(67,219)	(973,486)	(182,212)	(2,460,266)
Class 529C	(17,159)	(233,544)	151,512	2,079,481	(54,871)	(809,573)	(120,325)	(1,676,553)
	4,464,959	$68,182,935	16,270,531	$227,234,250	(5,322,721)	$(74,562,852)	1,093,063	$13,293,405

(6)	Line of Credit

Each fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary

Notes to Financial Statements (unaudited) – continued

financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:

	MFS Conservative Allocation Fund	MFS Moderate Allocation Fund	MFS Growth Allocation Fund	MFS Aggressive Growth Allocation Fund
Commitment Fee	$5,968	$11,287	$9,664	$3,761
Interest Expense	$—	$—	$—	$—

(7)	Transactions in Underlying Affiliated Funds - Affiliated Issuers

An affiliated issuer may be considered one in which each fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, each fund assumes the following to be affiliated issuers:

	MFS Conservative Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,759,940	4,780,992	(4,245,742)	4,295,190
MFS Commodity Strategy Fund (r)	2,020,034	2,214,050	(2,109,141)	2,124,943
MFS Emerging Markets Debt Fund (r)	3,654,646	3,952,714	(3,739,903)	3,867,457
MFS Global Bond Fund (r)	8,772,470	10,679,558	(9,640,516)	9,811,512
MFS Global Real Estate Fund (r)	1,397,094	1,456,782	(1,429,748)	1,424,128
MFS Government Securities Fund (r)	17,347,100	20,403,056	(17,860,977)	19,889,179
MFS Growth Fund (r)	2,313,626	2,660,048	(2,418,268)	2,555,406
MFS High Income Fund (r)	26,486,596	30,240,259	(27,167,288)	29,559,567
MFS Inflation-Adjusted Bond Fund	16,169,992	2,375,851	(515,446)	18,030,397
MFS Institutional Money Market Portfolio	27	25,111,077	(25,110,937)	167
MFS International Growth Fund (r)	1,498,647	1,803,977	(1,569,048)	1,733,576
MFS International Value Fund (r)	1,443,257	1,624,201	(1,498,386)	1,569,072
MFS Limited Maturity Fund (r)	29,819,829	36,884,050	(32,552,682)	34,151,197
MFS Mid Cap Growth Fund	7,596,080	1,166,890	(318,651)	8,444,319
MFS Mid Cap Value Fund	5,280,692	531,278	(148,462)	5,663,508
MFS New Discovery Fund (r)	901,186	1,059,757	(973,765)	987,178
MFS New Discovery Value Fund (r)	1,865,764	2,120,016	(1,939,858)	2,045,922
MFS Research Bond Fund (r)	28,564,261	32,583,672	(29,164,928)	31,983,005
MFS Research Fund (r)	4,063,796	4,638,278	(4,218,008)	4,484,066
MFS Research International Fund (r)	5,323,565	5,978,222	(5,588,253)	5,713,534
MFS Value Fund (r)	4,601,800	5,180,734	(4,770,371)	5,012,163

Notes to Financial Statements (unaudited) – continued

	MFS Conservative Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(33,311)	$—	$317,316	$41,792,199
MFS Commodity Strategy Fund	(563,598)	—	—	20,845,694
MFS Emerging Markets Debt Fund	(11,945)	—	1,445,237	63,232,919
MFS Global Bond Fund	(114,053)	—	1,170,741	104,885,059
MFS Global Real Estate Fund	(35,958)	—	—	21,176,781
MFS Government Securities Fund	(16,006)	—	2,791,222	209,234,166
MFS Growth Fund	(84,646)	—	—	128,690,224
MFS High Income Fund	(68,449)	—	3,320,696	105,232,058
MFS Inflation-Adjusted Bond Fund	20,019	—	1,398,063	209,873,824
MFS Institutional Money Market Portfolio	—	—	281	167
MFS International Growth Fund	(70,027)	—	—	42,940,667
MFS International Value Fund	(33,369)	—	—	42,600,308
MFS Limited Maturity Fund	(192,257)	—	2,624,921	209,005,327
MFS Mid Cap Growth Fund	(69,512)	—	—	85,456,509
MFS Mid Cap Value Fund	(52,966)	—	—	85,235,796
MFS New Discovery Fund	(58,139)	—	—	21,559,962
MFS New Discovery Value Fund	(23,217)	—	—	21,564,017
MFS Research Bond Fund	13,457	—	5,825,735	355,970,849
MFS Research Fund	(62,599)	—	—	128,064,930
MFS Research International Fund	(365,624)	—	—	85,417,339
MFS Value Fund	(94,933)	—	1,136,068	127,258,807
	$(1,917,133)	$—	$20,030,280	$2,110,037,602

	MFS Moderate Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,586,715	4,372,731	(4,017,738)	3,941,708
MFS Commodity Strategy Fund (r)	11,258,333	12,239,092	(11,816,808)	11,680,617
MFS Emerging Markets Debt Fund (r)	6,868,071	7,404,544	(7,186,499)	7,086,116
MFS Global Bond Fund (r)	16,632,485	19,561,905	(18,204,140)	17,990,250
MFS Global Real Estate Fund (r)	5,190,603	5,308,334	(5,285,300)	5,213,637
MFS Government Securities Fund (r)	33,041,114	37,202,445	(33,737,825)	36,505,734
MFS Growth Fund (r)	5,745,834	6,333,264	(5,915,390)	6,163,708
MFS High Income Fund (r)	50,156,966	56,423,591	(52,398,952)	54,181,605
MFS Inflation-Adjusted Bond Fund	15,370,341	1,962,600	(792,488)	16,540,453
MFS Institutional Money Market Portfolio	47,971	41,447,309	(41,495,192)	88
MFS International Growth Fund (r)	4,135,105	4,889,358	(4,304,242)	4,720,221
MFS International New Discovery Fund (r)	1,566,760	1,674,600	(1,635,565)	1,605,795
MFS International Value Fund (r)	4,004,680	4,451,444	(4,167,124)	4,289,000
MFS Mid Cap Growth Fund	24,707,231	2,850,144	(703,556)	26,853,819
MFS Mid Cap Value Fund	17,212,259	1,243,558	(419,830)	18,035,987
MFS New Discovery Fund (r)	2,510,033	2,846,479	(2,664,213)	2,692,299
MFS New Discovery Value Fund (r)	5,207,915	5,709,819	(5,348,624)	5,569,110
MFS Research Bond Fund (r)	38,409,511	43,260,266	(40,234,976)	41,434,801
MFS Research Fund (r)	10,103,883	11,145,766	(10,391,091)	10,858,558
MFS Research International Fund (r)	14,665,120	16,305,518	(15,368,968)	15,601,670
MFS Value Fund (r)	11,405,770	12,519,585	(11,753,137)	12,172,218

Notes to Financial Statements (unaudited) – continued

	MFS Moderate Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(67,742)	$—	$293,598	$38,352,816
MFS Commodity Strategy Fund	(3,211,772)	—	—	114,586,851
MFS Emerging Markets Debt Fund	(40,520)	—	2,684,587	115,858,000
MFS Global Bond Fund	(369,871)	—	2,175,726	192,315,775
MFS Global Real Estate Fund	(153,927)	—	—	77,526,783
MFS Government Securities Fund	(47,596)	—	5,195,459	384,040,323
MFS Growth Fund	(254,620)	—	—	310,404,326
MFS High Income Fund	(822,169)	—	6,170,246	192,886,512
MFS Inflation-Adjusted Bond Fund	56,807	—	1,306,617	192,530,870
MFS Institutional Money Market Portfolio	—	—	358	88
MFS International Growth Fund	(155,238)	—	—	116,919,876
MFS International New Discovery Fund	(39,093)	—	—	38,699,658
MFS International Value Fund	(138,829)	—	—	116,446,353
MFS Mid Cap Growth Fund	(210,129)	—	—	271,760,652
MFS Mid Cap Value Fund	(211,214)	—	—	271,441,605
MFS New Discovery Fund	(131,977)	—	—	58,799,820
MFS New Discovery Value Fund	(71,684)	—	—	58,698,423
MFS Research Bond Fund	87,688	—	7,654,606	461,169,330
MFS Research Fund	(226,807)	—	—	310,120,417
MFS Research International Fund	(1,008,241)	—	—	233,244,969
MFS Value Fund	(271,262)	—	2,816,719	309,052,618
	$(7,288,196)	$—	$28,297,916	$3,864,856,065

	MFS Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Absolute Return Fund (r)	3,089,597	3,629,948	(3,459,777)	3,259,768
MFS Commodity Strategy Fund (r)	12,797,010	13,277,820	(13,212,048)	12,862,782
MFS Emerging Markets Debt Fund (r)	5,924,698	6,320,491	(6,371,528)	5,873,661
MFS Emerging Markets Equity Fund (r)	949,405	1,018,438	(969,940)	997,903
MFS Global Bond Fund (r)	11,504,338	13,010,263	(12,611,591)	11,903,010
MFS Global Real Estate Fund (r)	6,656,942	6,635,962	(6,828,215)	6,464,689
MFS Growth Fund (r)	6,728,684	7,088,531	(6,807,598)	7,009,617
MFS High Income Fund (r)	43,323,307	47,798,909	(46,279,151)	44,843,065
MFS Inflation-Adjusted Bond Fund	13,331,220	1,511,232	(1,156,944)	13,685,508
MFS Institutional Money Market Portfolio	37	18,331,702	(18,331,710)	29
MFS International Growth Fund (r)	5,824,016	6,676,218	(5,980,439)	6,519,795
MFS International New Discovery Fund (r)	2,653,646	2,724,621	(2,725,264)	2,653,003
MFS International Value Fund (r)	5,663,542	6,055,375	(5,814,137)	5,904,780
MFS Mid Cap Growth Fund	27,057,806	1,670,484	(168,486)	28,559,804
MFS Mid Cap Value Fund	18,850,182	531,973	(202,880)	19,179,275
MFS New Discovery Fund (r)	2,858,004	3,062,002	(2,966,576)	2,953,430
MFS New Discovery Value Fund (r)	5,911,389	6,197,379	(5,987,597)	6,121,171
MFS Research Bond Fund (r)	8,310,231	9,235,736	(8,978,371)	8,567,596
MFS Research Fund (r)	8,608,321	9,097,338	(8,727,383)	8,978,276
MFS Research International Fund (r)	14,439,195	15,394,861	(14,794,393)	15,039,663
MFS Value Fund (r)	13,335,209	14,076,992	(13,568,875)	13,843,326

Notes to Financial Statements (unaudited) – continued

	MFS Growth Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Absolute Return Fund	$(12,203)	$—	$247,047	$31,717,539
MFS Commodity Strategy Fund	344,867	—	—	126,183,895
MFS Emerging Markets Debt Fund	1,943,952	—	2,272,546	96,034,359
MFS Emerging Markets Equity Fund	250,913	—	—	31,962,828
MFS Global Bond Fund	317,456	—	1,471,618	127,243,177
MFS Global Real Estate Fund	1,404,772	—	—	96,129,933
MFS Growth Fund	1,374,063	—	—	353,004,304
MFS High Income Fund	3,588,382	—	5,219,419	159,641,312
MFS Inflation-Adjusted Bond Fund	2,477,428	—	1,109,944	159,299,315
MFS Institutional Money Market Portfolio	—	—	113	29
MFS International Growth Fund	1,480,804	—	—	161,495,329
MFS International New Discovery Fund	763,768	—	—	63,937,374
MFS International Value Fund	1,520,493	—	—	160,314,772
MFS Mid Cap Growth Fund	934,758	—	—	289,025,219
MFS Mid Cap Value Fund	1,703,959	—	—	288,648,091
MFS New Discovery Fund	1,113,633	—	—	64,502,900
MFS New Discovery Value Fund	235,348	—	—	64,517,146
MFS Research Bond Fund	1,586,829	—	1,618,994	95,357,346
MFS Research Fund	1,481,278	—	—	256,419,576
MFS Research International Fund	1,860,620	—	—	224,842,957
MFS Value Fund	2,356,578	—	3,264,701	351,482,043
	$26,727,698	$—	$15,204,382	$3,201,759,444

	MFS Aggressive Growth Allocation Fund
Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund (r)	6,193,199	6,006,755	(6,537,253)	5,662,701
MFS Emerging Markets Equity Fund (r)	732,875	765,210	(795,173)	702,912
MFS Global Real Estate Fund (r)	4,295,821	4,066,016	(4,564,906)	3,796,931
MFS Growth Fund (r)	3,082,455	3,140,224	(3,292,858)	2,929,821
MFS Institutional Money Market Portfolio	408,265	26,570,140	(26,978,354)	51
MFS International Growth Fund (r)	3,601,855	4,050,308	(3,979,109)	3,673,054
MFS International New Discovery Fund (r)	2,056,403	2,078,612	(2,263,130)	1,871,885
MFS International Value Fund (r)	3,516,177	3,693,990	(3,872,880)	3,337,287
MFS Mid Cap Growth Fund	11,650,844	351,286	(790,526)	11,211,604
MFS Mid Cap Value Fund	8,125,514	85,616	(680,058)	7,531,072
MFS New Discovery Fund (r)	1,382,145	1,440,528	(1,523,521)	1,299,152
MFS New Discovery Value Fund (r)	2,864,930	2,781,766	(2,944,866)	2,701,830
MFS Research Fund (r)	3,754,288	3,841,314	(4,024,512)	3,571,090
MFS Research International Fund (r)	6,371,251	6,728,406	(7,028,179)	6,071,478
MFS Value Fund (r)	6,115,144	6,265,673	(6,596,735)	5,784,082

Notes to Financial Statements (unaudited) – continued

	MFS Aggressive Growth Allocation Fund – continued
Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(767,128)	$—	$—	$55,551,099
MFS Emerging Markets Equity Fund	252,150	—	—	22,514,258
MFS Global Real Estate Fund	453,331	—	—	56,460,369
MFS Growth Fund	1,412,526	—	—	147,545,775
MFS Institutional Money Market Portfolio	—	—	411	51
MFS International Growth Fund	1,560,843	—	—	90,981,546
MFS International New Discovery Fund	1,019,256	—	—	45,112,429
MFS International Value Fund	1,017,585	—	—	90,607,342
MFS Mid Cap Growth Fund	1,411,985	—	—	113,461,435
MFS Mid Cap Value Fund	1,637,862	—	—	113,342,632
MFS New Discovery Fund	265,855	—	—	28,373,490
MFS New Discovery Value Fund	36,813	—	—	28,477,287
MFS Research Fund	1,660,843	—	—	101,990,332
MFS Research International Fund	99,252	—	—	90,768,596
MFS Value Fund	792,709	—	1,442,022	146,857,848
	$10,853,882	$—	$1,442,433	$1,132,044,489

(r)	During the six months ended November 30, 2012, the fund’s investment in the underlying fund’s Class I shares was converted to Class R5 shares. The fund became a shareholder of Class R5 and received Class R5 shares with a total net asset value equal to its Class I shares at the time of the conversion. Class R5 shares are generally available only to certain eligible retirement plans and to funds distributed by MFD.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS Asset Allocation Funds

MFS Conservative Allocation Fund

MFS Moderate Allocation Fund

MFS Growth Allocation Fund

MFS Aggressive Growth Allocation Fund

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Funds and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2011 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), (ii) information provided by Lipper Inc. on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

MFS Conservative Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 2nd quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

Board Review of Investment Advisory Agreement – continued

MFS Moderate Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

MFS Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 4th quintile for the one-year period and the 2nd quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

MFS Aggressive Growth Allocation Fund

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2011, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 2nd quintile for the one-year period and the 1st quintile for the five-year period ended December 31, 2011 relative to the Lipper performance universe.

General

Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”). The Trustees also considered that MFS currently observes an expense limitation for MFS Aggressive Growth Allocation Fund, which may not be changed without the Trustees’ approval.

In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class A shares as a percentage of average daily net assets and the total expense ratios of peer groups of funds based on information provided by Lipper Inc., noting that the Funds’ total expense ratios were expected to be relatively low because, as noted above, the Funds do not bear advisory expenses. The Trustees considered that, according to the Lipper data (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year): (i) the MFS Aggressive Growth Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (ii) the MFS Conservative Allocation Fund’s total expense ratio was approximately at the Lipper expense group median; (iii) the MFS Growth Allocation Fund’s total expense ratio was lower than the Lipper expense group median; and (iv) the MFS Moderate Allocation Fund’s total expense ratio was approximately at the Lipper expense group median. Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement – continued

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds’ portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the Fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT US

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

SEMIANNUAL REPORT

November 30, 2012

MFS® ABSOLUTE RETURN FUND

ART-SEM

MFS® ABSOLUTE RETURN FUND

The report is prepared for the general information of shareholders.

It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholders:

The global market outlook for 2013 is one of cautious optimism. While we are seeing some positive economic trends in the United States, Europe, and China, the overall environment remains challenging. In the United States, the recent fiscal cliff agreement was received positively by investors, even though it mostly addressed pressing taxation issues and did not resolve additional concerns, including the need for spending cuts and a large-scale reduction of the federal debt. These issues will be front and center again in the spring. Despite the ongoing uncertainty, economic tailwinds are gathering strength as the U.S. housing and job markets are improving and consumer confidence is rising.

Overseas, the debt crisis continues to weigh heavily on eurozone markets, with even Germany — long an economic stalwart — experiencing some contraction. These ongoing challenges could be a drag on global market performance this year. In Asia, manufacturing activity has accelerated in emerging markets such as China and India, and we are seeing signs of stabilized loan growth in China, a leading indicator of that country’s economic health. In contrast, Japan’s economy is contracting sharply under deflationary pressures. Nevertheless, Japanese markets have responded favorably to early actions by the new government, which appears determined to act aggressively, along with the Bank of Japan, to stimulate growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process revolves around global research and our disciplined risk management approach. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We remain mindful of the many economic challenges investors face today, and believe it is more important than ever to maintain a long-term view, employ time-tested principles, such as asset allocation and diversification, and work closely with investment advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

January 15, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

PORTFOLIO COMPOSITION

Portfolio structure

		Active Security Selection (a)	Tactical Overlay (b)	Net Market Exposure (c)
Equity	Europe ex-U.K.	0.0%	8.9%	8.9%
	Emerging Markets	0.0%	4.8%	4.8%
	United Kingdom	0.0%	0.8%	0.8%
	Japan	0.0%	(1.6)%	(1.6)%
	U.S. Large Cap	0.0%	(1.7)%	(1.7)%
	Asia/Pacific ex-Japan	0.0%	(2.4)%	(2.4)%
	U.S. Small/Mid Cap	0.0%	(2.8)%	(2.8)%
	North America ex-U.S.	0.0%	(2.8)%	(2.8)%
Fixed Income	U.S.	48.7%	6.1%	54.8%
	Europe ex-U.K.	17.6%	(6.4)%	11.2%
	United Kingdom	5.9%	1.4%	7.3%
	Japan	1.6%	1.4%	3.0%
	Emerging Markets	2.4%	0.0%	2.4%
	Asia/Pacific ex-Japan	4.0%	(2.1)%	1.9%
	Supranational	1.5%	0.0%	1.5%
	North America ex-U.S.	4.5%	(4.1)%	0.4%
	Developed - Middle East/Africa	0.3%	0.0%	0.3%
Real Estate-related	U.S.	1.3%	0.0%	1.3%
Cash	Cash & Equivalents (d)	8.5%	(0.1)%	8.4%
	Derivative Offsets (e)	3.8%	0.5%	4.3%

2

Portfolio Composition – continued

Top ten holdings (c)
U.S. Treasury Note 10 yr Future MAR 2013	6.0%
CAC 40 Index Future DEC 2012	3.9%
DAX Index Future DEC 2012	2.8%
FTSE - JSE Index Future DEC 2012	2.1%
Govt of Australia Bond 10 yr Future DEC 2012	(2.1)%
Russell 2000 Index Future DEC 2012	(2.8)%
S&P/TSX 60 Index Future DEC 2012	(2.8)%
U.S. Treasury Note 5 yr Future MAR 2013	(3.8)%
Govt of Canada Bond 10 yr Future MAR 2013	(4.1)%
Euro-Bond 10 yr Future DEC 2012	(6.4)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the market value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.
(c)	For purposes of this presentation, the components include the market value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Equivalents includes cash, other assets (excluding interest receivable) less liabilities, short term securities, and the unrealized gain or loss in connection with forward currency exchange contracts.
(e)	Derivative Offsets represent the offsetting of the leverage produced by the fund’s derivative positions.

Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The market value of derivatives may be different.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Regional distinctions are based upon the issuer country of the individual securities. All of the holdings that are included within the Active Security Selection column are U.S. Dollar denominated securities.

Percentages are based on net assets as of 11/30/12.

The portfolio is actively managed and current holdings may be different.

3

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, June 1, 2012 through November 30, 2012

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2012 through November 30, 2012.

The expenses include the payment of a portion of the transfer-agent-related expenses of MFS funds that invest in the fund. For further information, please see the Notes to the Financial Statements.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 6/01/12	Ending Account Value 11/30/12	Expenses Paid During Period (p) 6/01/12-11/30/12
A	Actual	1.15%	$1,000.00	$1,021.54	$5.83
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
B	Actual	1.90%	$1,000.00	$1,016.67	$9.61
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
C	Actual	1.90%	$1,000.00	$1,017.61	$9.61
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
I	Actual	0.90%	$1,000.00	$1,022.24	$4.56
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
R1	Actual	1.90%	$1,000.00	$1,017.68	$9.61
	Hypothetical (h)	1.90%	$1,000.00	$1,015.54	$9.60
R2	Actual	1.40%	$1,000.00	$1,020.24	$7.09
	Hypothetical (h)	1.40%	$1,000.00	$1,018.05	$7.08
R3	Actual	1.15%	$1,000.00	$1,021.52	$5.83
	Hypothetical (h)	1.15%	$1,000.00	$1,019.30	$5.82
R4	Actual	0.90%	$1,000.00	$1,022.80	$4.56
	Hypothetical (h)	0.90%	$1,000.00	$1,020.56	$4.56
R5	Actual	0.89%	$1,000.00	$1,007.91	$1.49	(i)
	Hypothetical (h)	0.89%	$1,000.00	$1,020.61	$4.51

(h)	5% class return per year before expenses.
(i)	For the period of class inception, October 1, 2012, through the stated period.
(p)	Expenses paid are equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

5

PORTFOLIO OF INVESTMENTS

11/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 91.1%
Issuer	Shares/Par	Value ($)
Airlines - 0.2%
Continental Airlines, Inc., FRN, 0.768%, 2013	$322,543	$316,093

Apparel Manufacturers - 0.4%
VF Corp., FRN, 1.061%, 2013	$450,000	$452,470
Asset-Backed & Securitized - 7.6%
Anthracite Ltd., “A”, CDO, FRN, 0.568%, 2019 (z)	$116,915	$114,577
ARI Fleet Lease Trust, “A”, FRN, 0.758%, 2020 (n)	579,536	581,219
ARI Fleet Lease Trust, “A”, FRN, 0.508%, 2021 (n)	701,858	702,343
Chesapeake Funding LLC, “A”, FRN, 1.958%, 2021 (z)	145,934	146,870
Chesapeake Funding LLC, “A”, FRN, 0.963%, 2023 (z)	554,000	555,296
CNH Equipment Trust, “A2”, 0.45%, 2016	600,000	599,931
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019 (z)	250,000	251,520
Ford Credit Auto Lease Trust, “A2”, 0.74%, 2013	169,493	169,612
Ford Credit Auto Owner Trust, “A2”, 0.4%, 2015	600,000	599,843
Ford Credit Floorplan Master Owner Trust, “A2”, FRN, 0.808%, 2015	312,000	313,029
Ford Credit Floorplan Master Owner, “A”, FRN, 0.558%, 2016	490,000	490,000
GE Equipment Transportation LLC, “A2”, 0.77%, 2014	435,927	436,592
GE Equipment Transportation LLC, “A2”, 0.47%, 2015	420,000	419,990
Hertz Global Holdings, Inc., 4.26%, 2014 (n)	300,000	302,163
Home Loan Servicing Solutions Ltd., 1.34%, 2043 (n)	200,000	200,500
Hyundai Auto Receivables Trust, “A3”, 1.16%, 2015	127,322	127,845
Nissan Auto Lease Trust, “A2”, 0.7%, 2014	258,417	258,544
Porsche Innovative Lease Owner Trust, 0.92%, 2014 (n)	147,520	147,626
Porsche Innovative Lease Owner Trust, 0.44%, 2015 (n)	500,000	500,008
Santander Drive Auto Receivable Trust, “A2”, 1.04%, 2014	204,111	204,292
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	343,822	344,753
Santander Drive Auto Receivable Trust, “A2”, 0.57%, 2015	730,000	730,566
Smart Trust, “A2B”, FRN, 0.759%, 2014 (n)	614,000	614,792
Smart Trust, “A2B”, FRN, 0.539%, 2015 (n)	400,000	400,000
Wachovia Bank Commercial Mortgage Trust, “A3”, FRN, 6.121%, 2051	500,000	525,471

		$9,737,382
Automotive - 4.5%
American Honda Finance Corp., 1.85%, 2014 (n)	$620,000	$630,870
American Honda Finance Corp., FRN, 0.53%, 2014 (n)	200,000	200,038
Daimler Finance North America LLC, FRN, 1.677%, 2013 (n)	240,000	241,469
Daimler Finance North America LLC, FRN, 1.509%, 2013 (n)	300,000	301,849

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Automotive - continued
Daimler Finance North America LLC, FRN, 0.972%, 2014 (n)	$700,000	$701,352
Ford Motor Credit Co. LLC, 4.207%, 2016	200,000	212,577
Harley-Davidson Financial Services, 3.875%, 2016 (n)	420,000	453,140
Hyundai Capital America, 1.625%, 2015 (n)	700,000	704,887
Nissan Motor Acceptance Corp., 3.25%, 2013 (n)	100,000	100,383
Nissan Motor Acceptance Corp., 4.5%, 2015 (n)	300,000	320,793
RCI Banque S.A., FRN, 2.217%, 2014 (n)	430,000	422,202
Toyota Motor Credit Corp., 1.25%, 2014	260,000	263,525
Toyota Motor Credit Corp., 3.2%, 2015	125,000	132,762
Volkswagen International Finance N.V., FRN, 1.126%, 2014 (n)	600,000	603,215
Volkswagen International Finance N.V., FRN, 0.911%, 2014 (n)	450,000	449,825

		$5,738,887
Banks & Diversified Financials (Covered Bonds) - 3.0%
Australia & New Zealand Banking Group, FRN, 1.018%, 2015 (n)	$250,000	$250,755
Bank of Nova Scotia, 1.45%, 2013 (n)	725,000	730,220
Canadian Imperial Bank of Commerce, 2%, 2013 (n)	125,000	125,350
Compagnie de Financement Foncier, 2.125%, 2013 (n)	500,000	502,700
Credit Mutuel-CIC Home Loan, 1.5%, 2017 (z)	600,000	596,820
DnB Nor Boligkreditt AS, 2.1%, 2015 (n)	500,000	519,100
Norddeutsche Landesbank, 0.875%, 2015 (n)	400,000	401,060
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	400,000	422,920
Stadshypotek AB, 1.45%, 2013 (z)	250,000	251,975

		$3,800,900
Broadcasting - 0.8%
NBCUniversal Media LLC, 2.1%, 2014	$400,000	$407,782
Vivendi S.A., 2.4%, 2015 (n)	240,000	243,293
WPP Finance, 8%, 2014	375,000	415,974

		$1,067,049
Brokerage & Asset Managers - 0.6%
BlackRock, Inc., 3.5%, 2014	$125,000	$132,194
BlackRock, Inc., 1.375%, 2015	500,000	508,288
Franklin Resources, Inc., 1.375%, 2017	97,000	98,179

		$738,661
Cable TV - 0.6%
Comcast Corp., 5.3%, 2014	$125,000	$131,567
DIRECTV Holdings LLC, 4.75%, 2014	425,000	454,021
DIRECTV Holdings LLC, 2.4%, 2017	120,000	122,985

		$708,573

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 0.6%
Dow Chemical Co., 7.6%, 2014	$214,000	$234,529
Potash Corp. of Saskatchewan, Inc., 5.25%, 2014	100,000	106,541
PPG Industries, Inc., 5.75%, 2013	450,000	456,477

		$797,547
Computer Software - 0.4%
Adobe Systems, Inc., 3.25%, 2015	$425,000	$444,668

Conglomerates - 1.6%
ABB Finance (USA), Inc., 1.625%, 2017	$97,000	$98,464
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	600,000	623,460
General Electric Co., 0.85%, 2015	200,000	200,091
Ingersoll-Rand Global Holding Co. Ltd., 6%, 2013	220,000	228,297
Ingersoll-Rand Global Holding Co. Ltd., 9.5%, 2014	230,000	256,091
Pentair Finance S.A., 1.35%, 2015 (n)	400,000	399,976
United Technologies Corp., FRN, 0.918%, 2015	240,000	242,615

		$2,048,994
Consumer Products - 1.6%
Clorox Co., 5%, 2013	$625,000	$631,762
LVMH Moet Hennessy Louis Vuitton S.A., 1.625%, 2017 (n)	290,000	293,255
Mattel, Inc., 5.625%, 2013	400,000	405,463
Newell Rubbermaid, Inc., 5.5%, 2013	100,000	101,635
Newell Rubbermaid, Inc., 2%, 2015	400,000	405,221
Newell Rubbermaid, Inc., 2.05%, 2017	236,000	237,083

		$2,074,419
Consumer Services - 0.4%
eBay, Inc., 1.35%, 2017	$264,000	$267,878
Experian Finance PLC, 2.375%, 2017 (n)	249,000	256,042

		$523,920
Defense Electronics - 0.3%
BAE Systems Holdings, Inc., 4.95%, 2014 (n)	$420,000	$442,212

Electronics - 0.6%
Applied Materials, Inc., 2.65%, 2016	$400,000	$422,064
Broadcom Corp., 1.5%, 2013	125,000	126,140
Tyco Electronics Group S.A., 1.6%, 2015	270,000	274,035

		$822,239
Emerging Market Quasi-Sovereign - 0.9%
Corporacion Nacional del Cobre de Chile, 4.75%, 2014 (n)	$425,000	$450,250
Korea Gas Corp., 2.25%, 2017 (n)	260,000	263,985

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Emerging Market Quasi-Sovereign - continued
Petrobras International Finance Co., 3.875%, 2016	$390,000	$413,236

		$1,127,471
Emerging Market Sovereign - 0.6%
Russian Federation, 3.25%, 2017 (n)	$400,000	$424,200
State of Qatar, 5.15%, 2014 (n)	300,000	316,500

		$740,700
Energy - Independent - 1.0%
Encana Corp., 5.9%, 2017	$360,000	$429,120
Encana Holdings Finance Corp., 5.8%, 2014	440,000	469,721
Hess Corp., 7%, 2014	400,000	429,516

		$1,328,357
Energy - Integrated - 3.1%
BG Energy Capital PLC, 2.875%, 2016 (n)	$280,000	$297,609
BP Capital Markets PLC, 3.125%, 2015	450,000	478,979
BP Capital Markets PLC, 0.7%, 2015	297,000	296,213
Cenovus Energy, Inc., 4.5%, 2014	425,000	452,074
Chevron Corp., 1.104%, 2017	314,000	315,971
Husky Energy, Inc., 5.9%, 2014	400,000	429,832
Petro-Canada Financial Partnership, 5%, 2014	420,000	454,306
Shell International Finance B.V., 1.125%, 2017	600,000	604,296
Total Capital International S.A., 1.5%, 2017	500,000	507,940
TOTAL S.A., 3%, 2015	125,000	132,335

		$3,969,555
Entertainment - 0.9%
Viacom, Inc., 1.25%, 2015	$650,000	$656,588
Walt Disney Co., 0.45%, 2015	490,000	487,797

		$1,144,385
Financial Institutions - 1.5%
General Electric Capital Corp., 1.875%, 2013	$175,000	$176,983
General Electric Capital Corp., 2.15%, 2015	200,000	205,166
General Electric Capital Corp., FRN, 1.201%, 2014	700,000	705,618
LeasePlan Corp. N.V., 3%, 2017 (n)	340,000	343,944
NYSE Euronext, 2%, 2017	412,000	424,233

		$1,855,944
Food & Beverages - 5.3%
Anheuser-Busch InBev S.A., 3.625%, 2015	$500,000	$535,014
Anheuser-Busch InBev S.A., 1.375%, 2017	130,000	131,409
Cadbury Schweppes U.S. Finance, 5.125%, 2013	125,000	128,979

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Food & Beverages - continued
Campbell Soup Co., FRN, 0.613%, 2014	$600,000	$602,305
Cargill, Inc., 5.2%, 2013 (n)	300,000	301,916
Conagra Foods, Inc., 5.875%, 2014	325,000	346,361
Diageo Capital PLC, 7.375%, 2014	400,000	429,542
Diageo Capital PLC, 1.5%, 2017	300,000	305,269
General Mills, Inc., 5.25%, 2013	125,000	129,101
General Mills, Inc., 5.2%, 2015	400,000	440,968
H.J. Heinz Co., 5.35%, 2013	425,000	437,362
Heineken N.V., 0.8%, 2015 (n)	500,000	498,998
Ingredion, Inc., 3.2%, 2015	135,000	142,005
Ingredion, Inc., 1.8%, 2017	167,000	166,746
Kellogg Co., 4.45%, 2016	200,000	222,468
Kraft Foods Group, Inc., 1.625%, 2015 (n)	480,000	487,476
Miller Brewing Co., 5.5%, 2013 (n)	125,000	128,962
Molson Coors Brewing Co., 2%, 2017	500,000	514,872
PepsiCo, Inc., 2.5%, 2016	225,000	238,538
Pernod-Ricard S.A., 2.95%, 2017 (n)	410,000	432,632
SABMiller Holdings, Inc., 1.85%, 2015 (n)	220,000	224,258

		$6,845,181
Food & Drug Stores - 0.8%
CVS Caremark Corp., 3.25%, 2015	$350,000	$371,472
Walgreen Co., 1%, 2015	650,000	650,989

		$1,022,461
Gaming & Lodging - 0.3%
Marriott International, Inc., 5.625%, 2013	$100,000	$100,896
Wyndham Worldwide Corp., 2.95%, 2017	242,000	244,047

		$344,943
Insurance - 2.5%
Aflac, Inc., 3.45%, 2015	$400,000	$426,625
American International Group, Inc., 3.65%, 2014	400,000	411,455
American International Group, Inc., 3%, 2015	140,000	145,478
Lincoln National Corp., 4.3%, 2015	125,000	134,386
MassMutual Global Funding, FRN, 0.72%, 2014 (n)	130,000	130,369
Metlife, Inc., 1.756%, 2017	117,000	118,935
MetLife, Inc., FRN, 1.563%, 2013	550,000	554,410
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	130,000	132,093
New York Life Global Funding, 1.3%, 2015 (n)	740,000	750,807
Prudential Financial, Inc., 2.75%, 2013	400,000	400,922

		$3,205,480

10

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - Health - 0.9%
Aetna, Inc., 1.5%, 2017	$94,000	$94,825
UnitedHealth Group, Inc., 4.875%, 2013	460,000	463,839
UnitedHealth Group, Inc., 4.875%, 2013	125,000	126,733
WellPoint, Inc., 5%, 2014	400,000	433,302
Wellpoint, Inc., 1.25%, 2015	30,000	30,268

		$1,148,967
Insurance - Property & Casualty - 1.2%
ACE Ltd., 2.6%, 2015	$215,000	$225,211
Aon Corp., 3.5%, 2015	375,000	396,242
AXIS Capital Holdings Ltd., 5.75%, 2014	370,000	396,546
Berkshire Hathaway, Inc., FRN, 1.01%, 2014	460,000	465,024

		$1,483,023
International Market Quasi-Sovereign - 5.5%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$487,000	$510,001
Caisse d’Amortissement de la Dette Sociale, 3.5%, 2014	800,000	837,440
Dexia Credit Local, NY, 2%, 2013 (n)	250,000	250,294
Electricite de France PLC, 5.5%, 2014 (n)	500,000	523,713
Finance for Danish Industry A.S., 2%, 2013 (n)	850,000	857,234
ING Bank N.V., 3.9%, 2014 (n)	200,000	208,430
KfW Bankengruppe, 3.5%, 2014	175,000	181,949
Kommunalbanken AS, 1%, 2014 (n)	620,000	625,592
Kommunalbanken AS, 1.75%, 2015 (n)	150,000	154,890
Kommunalbanken AS, FRN, 0.443%, 2016 (n)	270,000	269,717
Landwirtschaftliche Rentenbank, 3.125%, 2016 (n)	300,000	323,310
Nederlandse Waterschapsbank N.V., 1.375%, 2014 (n)	750,000	759,360
Oesterreichische Kontrollbank AG, 1.375%, 2014	1,000,000	1,010,959
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	150,000	156,196
Statoil A.S.A., 2.9%, 2014	125,000	130,388
Statoil A.S.A., 1.8%, 2016	180,000	186,206

		$6,985,679
International Market Sovereign - 1.0%
Republic of Finland, 1.25%, 2015 (n)	$1,000,000	$1,023,500
Republic of Iceland, 4.875%, 2016 (n)	201,000	211,050

		$1,234,550
Local Authorities - 1.8%
Province of British Columbia, 2.85%, 2015	$1,000,000	$1,060,300
Province of Ontario, 2.3%, 2016	300,000	316,380
Province of Ontario, 1.1%, 2017	900,000	904,320

		$2,281,000

11

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Machinery & Tools - 0.2%
Caterpillar Financial Services Corp., 1.1%, 2015	$300,000	$302,912

Major Banks - 6.0%
ABN AMRO Bank N.V., 3%, 2014 (n)	$200,000	$204,107
ABN AMRO Bank N.V., FRN, 2.083%, 2014 (n)	230,000	232,944
ANZ National (International) Ltd., FRN, 1.379%, 2013 (n)	450,000	453,532
Commonwealth Bank of Australia, 3.75%, 2014 (n)	125,000	131,625
DBS Bank Ltd., 2.35%, 2017 (n)	420,000	436,991
HSBC Bank PLC, 3.1%, 2016 (n)	420,000	446,719
ING Bank N.V., 3.75%, 2017 (n)	232,000	246,497
ING Bank N.V., FRN, 1.358%, 2013 (n)	200,000	200,416
ING Bank N.V., FRN, 1.711%, 2014 (n)	350,000	352,098
Intesa Sanpaolo S.p.A., FRN, 2.711%, 2014 (n)	200,000	199,762
KeyCorp, 3.75%, 2015	100,000	107,354
Macquarie Bank Ltd., 5%, 2017 (n)	580,000	632,664
National Australia Bank Ltd., 2%, 2015	420,000	429,576
PNC Funding Corp., 3.625%, 2015	125,000	132,788
Royal Bank of Scotland PLC, 2.55%, 2015	530,000	542,318
Royal Bank of Scotland PLC, 4.375%, 2016	120,000	130,712
Santander International Debt S.A., 2.991%, 2013 (n)	300,000	301,754
Standard Chartered PLC, 3.85%, 2015 (n)	100,000	105,784
Standard Chartered PLC, FRN, 1.26%, 2014 (n)	500,000	501,783
Sumitomo Mitsui Banking Corp., 1.35%, 2015	420,000	425,186
Wells Fargo & Co., 3.75%, 2014	550,000	581,554
Wells Fargo & Co., 1.25%, 2015	250,000	252,545
Westpac Banking Corp., 2%, 2017	610,000	630,695

		$7,679,404
Medical & Health Technology & Services - 2.3%
Aristotle Holding, Inc., 2.1%, 2015 (n)	$385,000	$392,686
Baxter International, Inc., 1.85%, 2017	210,000	218,180
Becton, Dickinson & Co., 1.75%, 2016	150,000	155,182
Catholic Health Initiatives, 1.6%, 2017	250,000	253,552
Covidien International Finance S.A., 1.875%, 2013	500,000	503,612
Covidien International Finance S.A., 1.35%, 2015	250,000	253,869
McKesson Corp., 0.95%, 2015	360,000	360,829
McKesson Corp., 3.25%, 2016	375,000	404,027
Thermo Fisher Scientific, Inc., 2.25%, 2016	440,000	457,406

		$2,999,343
Metals & Mining - 1.0%
Anglo American Capital, 2.15%, 2013 (n)	$400,000	$402,852
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 2017	310,000	316,919

12

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Metals & Mining - continued
Rio Tinto Finance (USA) Ltd., 2.5%, 2016	$500,000	$522,766

		$1,242,537
Mortgage-Backed - 4.2%
Fannie Mae, 5.153%, 2016	$210,682	$235,438
Fannie Mae, 1.114%, 2017	410,000	415,117
Fannie Mae, 4%, 2025 (f)	1,397,034	1,494,631
Fannie Mae, 3%, 2027 (f)	1,046,582	1,105,316
Freddie Mac, 1.655%, 2016	197,790	204,183
Freddie Mac, 3.5%, 2026	761,877	802,406
Freddie Mac, TBA, 2.5%, 2027	1,129,000	1,175,924

		$5,433,015
Natural Gas - Distribution - 0.4%
GDF Suez, 1.625%, 2017 (n)	$550,000	$552,937

Natural Gas - Pipeline - 0.9%
Energy Transfer Partners LP, 8.5%, 2014	$257,000	$280,480
Enterprise Products Operating LP, 3.2%, 2016	400,000	425,554
Kinder Morgan Energy Partners LP, 5.125%, 2014	420,000	453,277

		$1,159,311
Network & Telecom - 2.0%
BellSouth Corp., 5.2%, 2014	$400,000	$431,742
France Telecom, 2.125%, 2015	125,000	128,422
Telecom Italia Capital, 5.25%, 2013	400,000	410,500
Telefonica Emisiones S.A.U., 2.582%, 2013	275,000	276,031
Verizon Communications, Inc., 5.25%, 2013	600,000	610,391
Verizon Communications, Inc., 0.7%, 2015	730,000	730,587

		$2,587,673
Oil Services - 0.7%
Noble Corp., 5.875%, 2013	$500,000	$512,054
Rosneft, 3.149%, 2017 (z)	222,000	224,220
Transocean, Inc., 2.5%, 2017	155,000	155,823

		$892,097
Oils - 0.1%
Phillips 66, 1.95%, 2015 (n)	$180,000	$183,907

Other Banks & Diversified Financials - 4.4%
American Express Centurion Bank, 5.5%, 2013	$250,000	$254,499
American Express Centurion Bank, FRN, 0.76%, 2015	250,000	249,855
American Express Credit Corp., 2.8%, 2016	450,000	478,257

13

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Other Banks & Diversified Financials - continued
BB&T Corp., 2.05%, 2014	$170,000	$173,289
BB&T Corp., 1.45%, 2018	288,000	289,349
BBVA Senior Finance S.A. Unipersonal, FRN, 2.435%, 2014	300,000	298,519
Capital One Financial Corp., 2.15%, 2015	270,000	276,097
Capital One Financial Corp., FRN, 1.49%, 2014	450,000	455,078
Capital One Financial Corp., FRN, 0.953%, 2015	320,000	320,922
Danske Bank A/S, 3.75%, 2015 (n)	100,000	104,676
Lloyds TSB Bank PLC, 4.375%, 2015 (n)	675,000	718,287
National Bank of Canada, 1.5%, 2015	270,000	274,211
Nordea Bank AB, 1.75%, 2013 (n)	125,000	126,113
Santander UK PLC, 3.875%, 2014 (n)	100,000	103,282
SunTrust Banks, Inc., 3.5%, 2017	303,000	327,363
Svenska Handelsbanken AB, 4.875%, 2014 (n)	100,000	105,140
Svenska Handelsbanken AB, 2.875%, 2017	289,000	306,310
Swedbank AB, 2.125%, 2017 (n)	311,000	315,597
Union Bank, FRN, 1.261%, 2014	500,000	503,582

		$5,680,426
Personal Computers & Peripherals - 0.3%
Hewlett-Packard Co., 2.625%, 2014	$320,000	$319,222

Pharmaceuticals - 1.8%
AbbVie, Inc., FRN, 1.072%, 2015 (n)	$550,000	$553,644
Amgen, Inc., 2.3%, 2016	450,000	470,020
Celgene Corp., 2.45%, 2015	425,000	441,822
Sanofi, 1.2%, 2014	200,000	202,428
Teva Pharmaceutical Finance III, 1.7%, 2014	420,000	425,670
Watson Pharmaceuticals, Inc., 1.875%, 2017	260,000	264,846

		$2,358,430
Printing & Publishing - 0.4%
Pearson PLC, 4%, 2016 (n)	$500,000	$540,942

Real Estate - 1.3%
ERP Operating, REIT, 5.125%, 2016	$510,000	$569,722
HCP, Inc., REIT, 2.7%, 2014	470,000	478,335
Health Care REIT, Inc., 2.25%, 2018	150,000	149,970
Mack-Cali Realty LP, 2.5%, 2017	200,000	200,434
Simon Property Group, Inc., REIT, 6.1%, 2016	222,000	258,048

		$1,656,509
Retailers - 0.9%
AutoZone, Inc., 6.5%, 2014	$125,000	$132,475
Home Depot, Inc., 5.25%, 2013	125,000	131,220

14

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Retailers - continued
Staples, Inc., 9.75%, 2014	$300,000	$328,113
Wesfarmers Ltd., 6.998%, 2013 (n)	100,000	102,176
Wesfarmers Ltd., 2.983%, 2016 (n)	400,000	417,918

		$1,111,902

Specialty Chemicals - 0.8%
Airgas, Inc., 2.95%, 2016	$400,000	$423,352
Ecolab, Inc., 2.375%, 2014	200,000	206,669
Ecolab, Inc., 1%, 2015	350,000	351,182

		$981,203
Specialty Stores - 0.2%
Best Buy Co., Inc., 6.75%, 2013	$300,000	$302,250

Supermarkets - 0.4%
Kroger Co., 5%, 2013	$125,000	$127,021
Tesco PLC, 2%, 2014 (n)	280,000	286,484
Woolworths Ltd., 2.55%, 2015 (n)	125,000	129,761

		$543,266
Supranational - 1.5%
Council of Europe, 4.5%, 2014	$800,000	$850,162
European Investment Bank, 5%, 2013	1,000,000	1,039,940

		$1,890,102
Telecommunications - Wireless - 0.7%
America Movil S.A.B. de C.V., 2.375%, 2016	$200,000	$208,962
Crown Castle Towers LLC, 4.523%, 2015 (n)	560,000	591,899
Vodafone Group PLC, 4.15%, 2014	125,000	131,483

		$932,344
Tobacco - 1.2%
Altria Group, Inc., 8.5%, 2013	$325,000	$348,215
B.A.T. International Finance PLC, 8.125%, 2013 (n)	125,000	133,185
B.A.T. International Finance PLC, 1.4%, 2015 (n)	470,000	474,956
Lorillard Tobacco Co., 3.5%, 2016	190,000	201,587
Reynolds American, Inc., 1.05%, 2015	420,000	420,215

		$1,578,158
Transportation - Services - 0.7%
ERAC USA Finance Co., 2.75%, 2013 (n)	$525,000	$531,410
ERAC USA Finance Co., 1.4%, 2016 (n)	200,000	201,564

15

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Transportation - Services - continued
ERAC USA Finance Co., 2.75%, 2017 (n)	$202,000	$211,967

		$944,941
U.S. Government Agencies and Equivalents - 3.5%
Aid-Egypt, 4.45%, 2015	$730,000	$811,154
Federal Home Loan Bank, 1.375%, 2014 (f)	2,000,000	2,034,892
National Credit Union Administration, 1.4%, 2015	820,000	838,901
Small Business Administration, 2.25%, 2021	727,272	755,448

		$4,440,395
Utilities - Electric Power - 4.7%
American Electric Power Co., Inc., 1.65%, 2017	$220,000	$220,603
Dominion Resources, Inc., 1.95%, 2016	460,000	476,607
DTE Energy Co., FRN, 1.011%, 2013	400,000	400,930
Duke Energy Corp., 6.3%, 2014	525,000	557,825
Duke Energy Corp., 1.625%, 2017	110,000	111,105
Enel Finance International S.A., 5.7%, 2013 (n)	320,000	321,920
Exelon Generation Co. LLC, 5.35%, 2014	400,000	419,133
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	125,000	128,539
NextEra Energy Capital Co., 1.2%, 2015	70,000	70,392
NextEra Energy Capital Holdings, Inc., 1.611%, 2014	530,000	535,245
Northeast Utilities, FRN, 1.129%, 2013	800,000	804,233
PG&E Corp., 5.75%, 2014	200,000	212,718
PPL WEM Holdings PLC, 3.9%, 2016 (n)	440,000	465,104
Progress Energy, Inc., 6.05%, 2014	500,000	532,633
PSEG Power LLC, 2.75%, 2016	190,000	197,955
Southern Co., 2.375%, 2015	550,000	575,731

		$6,030,673
Total Bonds (Identified Cost, $114,916,761)		$116,775,609

Money Market Funds - 7.0%
MFS Institutional Money Market Portfolio, 0.17%, at Cost and Net Asset Value (v)	8,941,465	$8,941,465
Total Investments (Identified Cost, $123,858,226)		$125,717,074

Other Assets, Less Liabilities - 1.9%		2,486,589
Net Assets - 100.0%		$128,203,663

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $37,389,925, representing 29.2% of net assets.

16

Portfolio of Investments (unaudited) – continued

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Anthracite Ltd., “A”, CDO, FRN, 0.568%, 2019	5/11/11	$108,703	$114,577
Chesapeake Funding LLC, “A”, FRN, 1.958%, 2021	8/09/12	147,416	146,870
Chesapeake Funding LLC, “A”, FRN, 0.963%, 2023	5/10/12	554,000	555,296
Credit Acceptance Auto Loan Trust, “A”, 2.2%, 2019	3/22/12	249,974	251,520
Credit Mutuel-CIC Home Loan, 1.5%, 2017	11/08/12	597,774	596,820
Rosneft, 3.149%, 2017	11/29/12	222,000	224,220
Stadshypotek AB, 1.45%, 2013	6/08/11	250,787	251,975
Total Restricted Securities			$2,141,278
% of Net assets			1.7%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
ZAR	South African Rand

17

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 11/30/12

Forward Foreign Currency Exchange Contracts at 11/30/12

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	210,415	2/08/13	$216,680	$218,434	$1,754
BUY	CAD	JPMorgan Chase Bank N.A.	3,184,807	2/08/13	3,175,000	3,201,516	26,516
BUY	EUR	Goldman Sachs International	1,615,809	2/08/13	2,072,000	2,102,880	30,880
BUY	GBP	JPMorgan Chase Bank N.A.	127,080	2/08/13	203,000	203,567	567
SELL	JPY	Goldman Sachs International	551,724,458	2/08/13	6,915,314	6,697,392	217,922
SELL	JPY	JPMorgan Chase Bank N.A.	236,991,862	2/08/13	2,963,922	2,876,848	87,074
BUY	NOK	Goldman Sachs International	15,654,191	2/08/13	2,726,000	2,756,625	30,625
BUY	NOK	JPMorgan Chase Bank N.A.	4,565,189	2/08/13	799,240	803,907	4,667

							$400,005

Liability Derivatives
SELL	AUD	JPMorgan Chase Bank N.A.	1,777,619	2/08/13	$1,841,000	$1,845,369	$(4,369)
SELL	CAD	JPMorgan Chase Bank N.A.	1,338,235	2/08/13	1,343,000	1,345,256	(2,256)
SELL	EUR	Goldman Sachs International	172,221	2/08/13	223,774	224,135	(361)
BUY	GBP	JPMorgan Chase Bank N.A.	1,778,447	2/08/13	2,864,239	2,848,868	(15,371)
BUY	NZD	JPMorgan Chase Bank N.A.	1,850,694	2/08/13	1,524,000	1,512,677	(11,323)
SELL	NZD	Goldman Sachs International	2,073,965	2/08/13	1,691,340	1,695,170	(3,830)

18

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 11/30/12 – continued

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
SELL	NZD	JPMorgan Chase Bank N.A.	461,447	2/08/13	$376,181	$377,167	$(986)
BUY	SEK	Goldman Sachs International	26,820,463	2/08/13	4,030,322	4,023,774	(6,548)
BUY	SEK	JPMorgan Chase Bank N.A.	14,134,124	2/08/13	2,124,758	2,120,490	(4,268)
SELL	SEK	Goldman Sachs International	20,830,457	2/08/13	3,102,000	3,125,116	(23,116)

							$(72,428)

Futures Contracts Outstanding at 11/30/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Amsterdam Index (Long)	EUR	7	$612,871	Dec - 12	$11,534
CAC 40 Index (Long)	EUR	109	5,033,896	Dec - 12	254,856
DAX Index (Long)	EUR	15	3,618,293	Dec - 12	4,241
FTSE JSE Top 40 Index (Long)	ZAR	72	2,748,835	Dec - 12	76,006
ISE 30 Index (Long)	TRY	449	2,296,073	Dec - 12	72,027
IBEX Index (Long)	EUR	18	1,851,700	Dec - 12	84,159
Mex Bolsa Index (Long)	MXN	1	32,486	Dec - 12	50
MSCI Taiwan Index (Long)	USD	2	54,900	Dec - 12	1,268
NIFTY Index (Long)	USD	12	141,840	Dec - 12	5,064
Russell 2000 Index (Short)	USD	43	3,529,010	Dec - 12	66,627
S&P 500 E-Mini Index (Short)	USD	30	2,121,600	Dec - 12	45,434
S&P TSX 60 Index (Short)	CAD	25	3,532,994	Dec - 12	9,464

					$630,730

Interest Rate Futures
GB Govt Bond 10 yr (Long)	GBP	9	1,720,949	Mar - 13	$11,644
Japan Govt Bond 10 yr (Long)	JPY	1	1,757,263	Dec - 12	6,169
U.S. Treasury Note 10 yr (Long)	USD	58	7,751,156	Mar - 13	10,077

					$27,890

					$658,620

19

Portfolio of Investments (unaudited) – continued

Futures Contracts Outstanding at 11/30/12 – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	20	$2,356,449	Dec - 12	$(61,134)
Bovespa Index (Long)	BRL	72	1,945,732	Dec - 12	(68,803)
FTSE 100 Index (Long)	GBP	11	1,035,125	Dec - 12	(3,463)
FTSE MIB Index (Long)	EUR	26	2,672,344	Dec - 12	(123,363)
Hang Seng China ENT Index (Long)	HKD	15	1,028,683	Dec - 12	(481)
KOSPI Index (Short)	KRW	18	2,123,147	Dec - 12	(11,422)
MSCI Singapore Index (Short)	SGD	12	685,237	Dec - 12	(16,959)
NIKKEI 225 Index (Short)	JPY	18	2,063,444	Dec - 12	(124,265)
OMX Index (Short)	SEK	146	2,383,100	Dec - 12	(91,067)

					$(500,957)

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	21	2,738,741	Dec - 12	$(4,551)
Euro Bund (Short)	EUR	44	8,171,043	Dec - 12	(55,453)
Govt Of Canada Bond 10 yr (Short)	CAD	38	5,229,758	Mar - 13	(28,461)
U.S. Treasury Note 5 yr (Short)	USD	39	4,864,031	Mar - 13	(11,715)

					$(100,180)

					$(601,137)

At November 30, 2012, the fund had liquid securities with an aggregate value of $ 4,212,845 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

20

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 11/30/12 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $114,916,761)	$116,775,609
Underlying affiliated funds, at cost and value	8,941,465
Total investments, at value (identified cost, $123,858,226)	$125,717,074
Cash	3,246,000
Receivables for
Forward foreign currency exchange contracts	400,005
Investments sold	676,502
Fund shares sold	350,465
Interest	692,389
Receivable from investment adviser	32,960
Total assets	$131,115,395
Liabilities
Payables for
Distributions	$174
Forward foreign currency exchange contracts	72,428
Daily variation margin on open futures contracts	35,357
Investments purchased	1,500,407
TBA purchase commitments	1,176,825
Fund shares reacquired	16,264
Payable to affiliates
Shareholder servicing costs	62,275
Distribution and service fees	177
Payable for independent Trustees’ compensation	5
Accrued expenses and other liabilities	47,820
Total liabilities	$2,911,732
Net assets	$128,203,663
Net assets consist of
Paid-in capital	$130,949,993
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	2,148,772
Accumulated net realized gain (loss) on investments and foreign currency	(4,169,318)
Accumulated distributions in excess of net investment income	(725,784)
Net assets	$128,203,663
Shares of beneficial interest outstanding	13,170,081

21

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,735,061	383,954	$9.73
Class B	784,483	80,693	9.72
Class C	957,085	98,451	9.72
Class I	309,777	31,799	9.74
Class R1	98,423	10,116	9.73
Class R2	99,250	10,201	9.73
Class R3	99,666	10,244	9.73
Class R4	100,085	10,287	9.73
Class R5	122,019,833	12,534,336	9.73

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.22 [100 / 95.25 × $9.73]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R5.

See Notes to Financial Statements

22

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 11/30/12 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$935,206
Dividends from underlying affiliated funds	9,451
Foreign taxes withheld	(270)
Total investment income	$944,387
Expenses
Management fee	$390,789
Distribution and service fees	14,734
Shareholder servicing costs	211,399
Administrative services fee	13,627
Independent Trustees’ compensation	1,650
Custodian fee	16,189
Shareholder communications	6,074
Audit and tax fees	37,424
Legal fees	1,817
Registration fees	47,629
Miscellaneous	13,970
Total expenses	$755,302
Fees paid indirectly	(20)
Reduction of expenses by investment adviser	(200,941)
Net expenses	$554,341
Net investment income	$390,046
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$1,906
Futures contracts	30,707
Foreign currency	(296,685)
Net realized gain (loss) on investments and foreign currency	$(264,072)
Change in unrealized appreciation (depreciation)
Investments	$1,014,435
Futures contracts	896,482
Translation of assets and liabilities in foreign currencies	566,869
Net unrealized gain (loss) on investments and foreign currency translation	$2,477,786
Net realized and unrealized gain (loss) on investments and foreign currency	$2,213,714
Change in net assets from operations	$2,603,760

See Notes to Financial Statements

23

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 11/30/12 (unaudited)	Year ended 5/31/12
From operations
Net investment income	$390,046	$610,998
Net realized gain (loss) on investments and foreign currency	(264,072)	(3,156,813)
Net unrealized gain (loss) on investments and foreign currency translation	2,477,786	(519,129)
Change in net assets from operations	$2,603,760	$(3,064,944)
Distributions declared to shareholders
From net investment income	$(963,255)	$(1,557,801)
From net realized gain on investments	—	(3,070)
From tax return of capital	—	(246,470)
Total distributions declared to shareholders	$(963,255)	$(1,807,341)
Change in net assets from fund share transactions	$13,316,206	$76,881,566
Total change in net assets	$14,956,711	$72,009,281
Net assets
At beginning of period	113,246,952	41,237,671
At end of period (including accumulated distributions in excess of net investment income of $725,784 and $152,575, respectively)	$128,203,663	$113,246,952

See Notes to Financial Statements

24

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class A			2012		2011 (c)

Net asset value, beginning of period	$9.59		$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		(0.37)		0.09
Total from investment operations	$0.21		$(0.33)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)		$(0.02)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.02)		—
Total distributions declared to shareholders	$(0.07)		$(0.16)		$(0.02)
Net asset value, end of period (x)	$9.73		$9.59		$10.08
Total return (%) (r)(s)(t)(x)	2.15	(n)	(3.31)		0.95	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.35		2.63	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15		1.15	(a)
Net investment income	0.42	(a)	0.43		0.42	(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$3,735		$3,197		$614

See Notes to Financial Statements

25

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class B			2012		2011 (c)

Net asset value, beginning of period	$9.59		$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.38)		0.10
Total from investment operations	$0.16		$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)		$(0.01)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.01)		—
Total distributions declared to shareholders	$(0.03)		$(0.08)		$(0.01)
Net asset value, end of period (x)	$9.72		$9.59		$10.08
Total return (%) (r)(s)(t)(x)	1.67	(n)	(4.04)		0.86	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.07		3.36	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90		1.90	(a)
Net investment loss	(0.33	)(a)	(0.30)		(0.55	)(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$784		$765		$153

See Notes to Financial Statements

26

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class C			2012		2011 (c)

Net asset value, beginning of period	$9.58		$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		(0.38)		0.10
Total from investment operations	$0.17		$(0.41)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.08)		$(0.01)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.01)		—
Total distributions declared to shareholders	$(0.03)		$(0.09)		$(0.01)
Net asset value, end of period (x)	$9.72		$9.58		$10.08
Total return (%) (r)(s)(t)(x)	1.76	(n)	(4.11)		0.88	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.09		3.38	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90		1.90	(a)
Net investment loss	(0.32	)(a)	(0.31)		(0.40	)(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$957		$1,231		$238

See Notes to Financial Statements

27

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class I			2012		2011 (c)

Net asset value, beginning of period	$9.60		$10.09		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.37)		0.10
Total from investment operations	$0.21		$(0.31)		$0.11
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.16)		$(0.02)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.02)		—
Total distributions declared to shareholders	$(0.07)		$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.74		$9.60		$10.09
Total return (%) (r)(s)(x)	2.22	(n)	(3.08)		1.07	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.23	(a)	1.07		2.32	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90		0.90	(a)
Net investment income	0.71	(a)	0.65		0.37	(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$310		$107,665		$39,829

See Notes to Financial Statements

28

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R1			2012		2011 (c)

Net asset value, beginning of period	$9.59		$10.08		$10.00
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.03)		$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		(0.38)		0.09
Total from investment operations	$0.17		$(0.41)		$0.08
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.07)		$(0.00	)(w)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.01)		—
Total distributions declared to shareholders	$(0.03)		$(0.08)		$(0.00	)(w)
Net asset value, end of period (x)	$9.73		$9.59		$10.08
Total return (%) (r)(s)(x)	1.77	(n)	(4.06)		0.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24	(a)	2.05		3.37	(a)
Expenses after expense reductions (f)	1.90	(a)	1.90		1.90	(a)
Net investment loss	(0.32	)(a)	(0.35)		(0.61	)(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$98		$97		$101

See Notes to Financial Statements

29

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R2			2012		2011 (c)

Net asset value, beginning of period	$9.59		$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.01		$(0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.18		(0.37)		0.09
Total from investment operations	$0.19		$(0.36)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.05)		$(0.11)		$(0.01)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.02)		—
Total distributions declared to shareholders	$(0.05)		$(0.13)		$(0.01)
Net asset value, end of period (x)	$9.73		$9.59		$10.08
Total return (%) (r)(s)(x)	2.02	(n)	(3.57)		0.89	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	(a)	1.55		2.87	(a)
Expenses after expense reductions (f)	1.40	(a)	1.40		1.40	(a)
Net investment income (loss)	0.17	(a)	0.14		(0.12	)(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$99		$97		$101

See Notes to Financial Statements

30

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R3			2012		2011 (c)

Net asset value, beginning of period	$9.59		$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04		$0.00	(w)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		(0.37)		0.09
Total from investment operations	$0.21		$(0.33)		$0.09
Less distributions declared to shareholders
From net investment income	$(0.07)		$(0.14)		$(0.01)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.02)		—
Total distributions declared to shareholders	$(0.07)		$(0.16)		$(0.01)
Net asset value, end of period (x)	$9.73		$9.59		$10.08
Total return (%) (r)(s)(x)	2.15	(n)	(3.33)		0.93	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.49	(a)	1.30		2.62	(a)
Expenses after expense reductions (f)	1.15	(a)	1.15		1.15	(a)
Net investment income	0.43	(a)	0.39		0.14	(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$100		$98		$101

See Notes to Financial Statements

31

Financial Highlights – continued

	Six months ended 11/30/12 (unaudited)		Years ended 5/31
Class R4			2012		2011 (c)

Net asset value, beginning of period	$9.59		$10.08		$10.00
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06		$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		(0.37)		0.09
Total from investment operations	$0.22		$(0.31)		$0.10
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.16)		$(0.02)
From net realized gain on investments	—		(0.00	)(w)	—
From tax return of capital	—		(0.02)		—
Total distributions declared to shareholders	$(0.08)		$(0.18)		$(0.02)
Net asset value, end of period (x)	$9.73		$9.59		$10.08
Total return (%) (r)(s)(x)	2.28	(n)	(3.08)		0.97	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)	1.05		2.37	(a)
Expenses after expense reductions (f)	0.90	(a)	0.90		0.90	(a)
Net investment income	0.68	(a)	0.64		0.39	(a)
Portfolio turnover	31	(n)	10		0	(z)
Net assets at end of period (000 omitted)	$100		$98		$101

See Notes to Financial Statements

32

Financial Highlights – continued

Class R5	Six months ended 11/30/12 (unaudited) (i)

Net asset value, beginning of period	$9.68
Income (loss) from investment operations
Net investment income (d)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	0.07
Total from investment operations	$0.08
Less distributions declared to shareholders
From net investment income	$(0.03)
Net asset value, end of period (x)	$9.73
Total return (%) (r)(s)(x)	0.79	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.24	(a)
Expenses after expense reductions (f)	0.89	(a)
Net investment income	0.60	(a)
Portfolio turnover	31	(n)
Net assets at end of period (000 omitted)	$122,020

(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, March 30, 2011, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class inception, October 1, 2012, through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
(z)	Less than 0.5%.

See Notes to Financial Statements

33

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1) Business and Organization

MFS Absolute Return Fund (the fund) is a series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period the fund adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (Topic 820) – Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure.

In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update 2011-11, Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). Effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods, ASU 2011-11 is intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. Although still evaluating the potential impacts of ASU 2011-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

34

Notes to Financial Statements (unaudited) – continued

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

35

Notes to Financial Statements (unaudited) – continued

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of November 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$4,440,395	$—	$4,440,395
Non-U.S. Sovereign Debt	—	11,978,502	—	11,978,502
Corporate Bonds	—	49,591,789	—	49,591,789
Residential Mortgage-Backed Securities	—	5,433,015	—	5,433,015
Commercial Mortgage-Backed Securities	—	525,471	—	525,471
Asset-Backed Securities (including CDOs)	—	9,211,911	—	9,211,911
Foreign Bonds	—	35,594,526	—	35,594,526
Mutual Funds	8,941,465	—	—	8,941,465
Total Investments	$8,941,465	$116,775,609	$—	$125,717,074

Other Financial Instruments
Futures Contracts	$62,034	$(4,551)	$—	$57,483
Forward Foreign Currency Exchange Contracts	—	327,577	—	327,577

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and

36

Notes to Financial Statements (unaudited) – continued

losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts and forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at November 30, 2012 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Interest Rate Futures	$27,890	$(100,180)
Foreign Exchange	Forward Foreign Currency Exchange	400,005	(72,428)
Equity	Equity Futures	630,730	(500,957)
Total		$1,058,625	$(673,565)

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended November 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Foreign Currency
Interest Rate	$93,554	$—
Foreign Exchange	—	(320,034)
Equity	(62,847)	—
Total	$30,707	$(320,034)

37

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended November 30, 2012 as reported in the Statement of Operations:

Risk	Futures Contracts	Translation of Asset and Liabilities in Foreign Currencies
Interest Rate	$(112,064)	$—
Foreign Exchange	—	592,900
Equity	1,008,546	—
Total	$896,482	$592,900

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures contracts and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose, if any, is noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

38

Notes to Financial Statements (unaudited) – continued

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain

39

Notes to Financial Statements (unaudited) – continued

indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of Investments. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. TBA purchase commitments are held at carrying amount, which approximates fair value and are categorized as Level 2 within the disclosure hierarchy. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended November 30, 2012, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which

40

Notes to Financial Statements (unaudited) – continued

may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

5/31/12
Ordinary income (including any short-term capital gains)	$1,557,822
Long-term capital gains	3,049
Total distributions	$1,560,871
Tax return of capital (b)	246,470
Total distributions	$1,807,341

(b)	Distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 11/30/12
Cost of investments	$123,858,226
Gross appreciation	1,891,315
Gross depreciation	(32,467)
Net unrealized appreciation (depreciation)	$1,858,848

As of 5/31/12
Capital loss carryforwards	(1,972,129)
Post-October capital loss deferral	(882,642)
Other temporary differences	(1,339,733)
Net unrealized appreciation (depreciation)	(192,331)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of May 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Post-enactment losses:
Short-Term	$(1,751,207)
Long-Term	(220,922)
Total	$(1,972,129)

41

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments		From tax return of capital
	Six months ended 11/30/12 (i)	Year ended 5/31/12	Six months ended 11/30/12 (i)	Year ended 5/31/12	Six months ended 11/30/12 (i)	Year ended 5/31/12
Class A	$23,343	$37,564	$—	$104	$—	$5,943
Class B	2,354	5,088	—	30	—	805
Class C	3,416	8,423	—	43	—	1,333
Class I	601,807	1,501,926	—	2,881	—	237,629
Class R1	297	712	—	3	—	113
Class R2	545	1,145	—	3	—	181
Class R3	671	1,362	—	3	—	216
Class R4	798	1,581	—	3	—	250
Class R5	330,024	—	—	—	—	—
Total	$963,255	$1,557,801	$—	$3,070	$—	$246,470

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

(3) Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund.

The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.65%
Next $1.5 billion of average daily net assets	0.55%
Average daily net assets in excess of $2.5 billion	0.50%
The management fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate of 0.65% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and

42

Notes to Financial Statements (unaudited) – continued

transaction costs, and investment-related, such that total annual fund operating expenses do not exceed the following rates annually of each class’ average daily net assets.

Classes
A	B	C	I	R1	R2	R3	R4	R5
1.15%	1.90%	1.90%	0.90%	1.90%	1.40%	1.15%	0.90%	0.89%

This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until September 30, 2013. For the six months ended November 30, 2012, this reduction amounted to $200,778 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $1,788 for the six months ended November 30, 2012, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$4,226
Class B	0.75%	0.25%	1.00%	1.00%	3,830
Class C	0.75%	0.25%	1.00%	1.00%	5,820
Class R1	0.75%	0.25%	1.00%	1.00%	489
Class R2	0.25%	0.25%	0.50%	0.50%	246
Class R3	—	0.25%	0.25%	0.25%	123
Total Distribution and Service Fees					$14,734

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended November 30, 2012, based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase for shares purchased on or after August 1, 2012, and within 24 months of purchase for shares purchased prior to August 1, 2012. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a

43

Notes to Financial Statements (unaudited) – continued

CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended November 30, 2012, were as follows:

Amount
Class A	$—
Class B	1,282
Class C	187

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended November 30, 2012, the fee was $1,275, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R5 shares do not incur sub-accounting fees. For the six months ended November 30, 2012, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $3,234.

Under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds (“MFS fund-of-funds”) and certain underlying funds in which a MFS fund-of-funds invests (“underlying funds”), each underlying fund may pay a portion of each MFS fund-of-fund’s transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the six months ended November 30, 2012 these costs for the fund amounted to $206,890 and are reflected in the “Shareholder servicing costs” in the Statement of Operations.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended November 30, 2012 was equivalent to an annual effective rate 0.0227% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO,

44

Notes to Financial Statements (unaudited) – continued

respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended November 30, 2012, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $445 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $163, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

On September 28, 2012, MFS purchased 10,331 shares of Class R5 for an aggregate amount of $100,000.

At November 30, 2012, MFS held 100%, 100%, 100% and 100% of the outstanding shares of Class R1, Class R2, Class R3, and Class R4, respectively.

(4) Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$6,698,970	$10,635,945
Investments (non-U.S. Government securities)	$26,681,570	$7,691,881

(5) Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 11/30/12 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares sold
Class A	124,961	$1,209,958	422,531	$4,171,939
Class B	11,180	108,390	104,285	1,027,980
Class C	27,361	265,204	137,166	1,352,006
Class I	1,464,093	14,172,902	7,558,980	75,340,272
Class R5	12,570,292	122,079,403	—	—
	14,197,887	$137,835,857	8,222,962	$81,892,197

45

Notes to Financial Statements (unaudited) – continued

	Six months ended 11/30/12 (i)		Year ended 5/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	2,344	$22,676	4,420	$43,220
Class B	236	2,279	593	5,794
Class C	354	3,416	1,001	9,772
Class I	62,292	601,807	177,822	1,742,436
Class R1	30	297	85	828
Class R2	56	545	136	1,329
Class R3	69	671	162	1,581
Class R4	83	798	187	1,834
Class R5	33,952	330,024	—	—
	99,416	$962,513	184,406	$1,806,794

Shares reacquired
Class A	(76,666)	$(743,162)	(154,503)	$(1,512,430)
Class B	(10,496)	(101,415)	(40,320)	(392,116)
Class C	(57,694)	(558,699)	(33,310)	(323,369)
Class I	(12,710,363)	(123,400,165)	(467,257)	(4,589,510)
Class R5	(69,908)	(678,723)	—	—
	(12,925,127)	$(125,482,164)	(695,390)	$(6,817,425)

Net change
Class A	50,639	$489,472	272,448	$2,702,729
Class B	920	9,254	64,558	641,658
Class C	(29,979)	(290,079)	104,857	1,038,409
Class I	(11,183,978)	(108,625,456)	7,269,545	72,493,198
Class R1	30	297	85	828
Class R2	56	545	136	1,329
Class R3	69	671	162	1,581
Class R4	83	798	187	1,834
Class R5	12,534,336	121,730,704	—	—
	1,372,176	$13,316,206	7,711,978	$76,881,566

(i)	For Class R5, the period is from inception, October 1, 2012, through the stated period end.

On October 5, 2012, certain Class I shares were automatically converted to Class R5 shares. Shareholders of certain Class I shares became shareholders of Class R5 and received Class R5 shares with a total net asset value equal to their Class I shares at the time of the conversion.

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Fund, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, the MFS Lifetime Retirement Income Fund, the MFS Lifetime 2020 Fund and the MFS Lifetime 2010 Fund were the owners of record of approximately 33%, 30%, 25%,

46

Notes to Financial Statements (unaudited) – continued

4%, 2% and 1% respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2030 Fund was the owner of record of less than 1% of the value of outstanding voting shares of the fund.

(6) Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended November 30, 2012, the fund’s commitment fee and interest expense were $396 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7) Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	12,620,529	20,688,707	(24,367,771)	8,941,465

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$9,451	$8,941,465

47

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2012 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc., an independent third party, on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper Inc. (the “Lipper expense group”), (ii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iii) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

48

Board Review of Investment Advisory Agreement – continued

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

The Fund commenced operations on March 30, 2011 and has a limited operating history and performance record. As a result, the Trustees did not receive information provided by Lipper Inc. on the investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings. After reviewing this information and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the Lipper data (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion. The Trustees concluded that the existing breakpoints were sufficient to allow the Fund to benefit from economies of scale as its assets grow.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies

49

Board Review of Investment Advisory Agreement – continued

used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial, Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2012.

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Mutual Funds” in the “Products” section of the MFS Web site (mfs.com).

50

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. A shareholder can obtain the quarterly portfolio holdings report at mfs.com. The fund’s Form N-Q is also available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products” section of mfs.com.

PROVISION OF FINANCIAL REPORTS AND SUMMARY PROSPECTUSES

The fund produces financial reports every six months and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund’s annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund’s records. However, any shareholder may contact MFSC (please see back cover for address and telephone number) to request that copies of these reports and summary prospectuses be sent personally to that shareholder.

51

Save paper with eDelivery.

MFS® will send you prospectuses,

reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

CONTACT

WEB SITE

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

ACCOUNT SERVICE AND LITERATURE

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

MAILING ADDRESS

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

OVERNIGHT MAIL

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST X

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: January 15, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: January 15, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: January 15, 2013

*	Print name and title of each signing officer under his or her signature.